Prospectus 1

Lincoln Life Flexible Premium Variable Life Account M
The Lincoln National Life Insurance Company
Home Office Location:
1300 South Clinton Street
P.O. Box 1110
Fort Wayne, IN 46802
(800) 454-6265
Administrative Office:
Customer Service Center
One Granite Place
Concord, NH 03301
(800) 487-1485

A Flexible Premium Variable Life Insurance Policy

This prospectus describes Lincoln VULONE, a flexible premium variable life insurance contract (the “Policy”), offered by The Lincoln National Life Insurance Company (“Lincoln Life”, “the Company”, “We”, “Us”, “Our”). The Policy provides for death benefits and policy values that may vary with the performance of the underlying investment options. Read this prospectus carefully to understand the Policy being offered. Remember, you are looking to the financial strength of the Company for fulfillment of the contractual promises and guarantees, including those related to death benefits.
The state in which your Policy is issued will govern whether or not certain features, riders, charges and fees will be allowed in your Policy. You should refer to your Policy for these state-specific features. Please check with your financial advisor regarding their availability.
You, the Owner, may allocate Net Premiums to the variable Sub-Accounts of our Flexible Premium Variable Life Account M, established on December 2, 1997 (“Separate Account”), or to the Fixed Account. Each Sub-Account invests in shares of a certain fund offered by the following fund families. These funds are collectively known as the Elite Series. Comprehensive information on the funds may be found in the funds' prospectuses which is furnished with this prospectus.
•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
•	AllianceBernstein Variable Products Series Fund
•	American Century Variable Portfolios II, Inc.
•	American Funds Insurance Series®
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP Trust
•	Deutsche Investments VIT Funds
•	Deutsche Variable Series II
•	Fidelity® Variable Insurance Products
•	Franklin Templeton Variable Insurance Products Trust
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	Legg Mason Partners Variable Equity Trust
•	Lincoln Variable Insurance Products Trust
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Neuberger Berman Advisers Management Trust
•	PIMCO Variable Insurance Trust

Additional information on Lincoln Life, the Separate Account and this Policy may be found in the Statement of Additional Information (the “SAI”). See the last page of this prospectus for information on how you may obtain the SAI.
Certain terms used in this prospectus are defined within the sentences where they appear, within relevant provisions of the prospectus, including footnotes or they may be found in the prospectus Glossary, if one is provided, at the back of the prospectus.
To be valid, this prospectus must have the current funds’ prospectuses with it. Keep all prospectuses for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or determined this prospectus is accurate or complete. It is a criminal offense to state otherwise.
This Policy may not be available in all states, and this prospectus only offers the Policy for sale in jurisdictions where such offer and sale are lawful.
Prospectus Dated: May 1, 2015

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POLICY SUMMARY
Benefits of Your Policy
Death Benefit Protection.  The Policy described in this prospectus is a variable life insurance policy which provides death benefit protection. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. It is not meant to be used for speculation, arbitrage, viatical arrangements or other collective investment schemes. The Policy may not be traded on any stock exchange and is not intended to be sold on any secondary market. You should consider other forms of investments if you do not need death benefit protection, as there are additional costs and expenses in providing the insurance. Benefits of the Policy will be impacted by a number of factors discussed in this prospectus, including adverse investment performance and the amount and timing of Premium Payments.
Tax Deferred Accumulation.  Variable life insurance has significant tax advantages under current tax law. Policy values accumulate on a tax-deferred basis. A transfer of values from one Sub-Account to another within the Policy currently generates no current taxable gain or loss. Any investment income and realized capital gains within a Sub-Account, or interest from the Fixed Account, is automatically reinvested without being taxed to the Owner.
Access to Your Policy Values.  Variable life insurance offers access to policy values. You may borrow against your Policy or surrender all or a portion of your Policy. Your Policy can support a variety of personal and business financial planning needs.
Flexibility.  The Policy is a flexible premium variable life insurance contract in which flexible Premium Payments are permitted. You may select death benefit options and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment Sub-Account choices within your Policy. With the wide variety of investment Sub-Accounts available, it is possible to fine tune an investment mix to meet changing personal objectives or investment conditions. Premium Payments and policy values you choose to allocate to Sub-Accounts are used by us to purchase shares of funds which follow investment objectives similar to the investment objectives of the corresponding Sub-Account. Those funds are referred to in this prospectus as “Underlying Funds”. You should refer to this prospectus and the prospectus for each Underlying Fund for comprehensive information on the Sub-Accounts and the funds. You may also allocate Premiums and policy values to the Fixed Account.
Risks of Your Policy
Fluctuating Investment Performance.  Sub-Accounts and policy values in the Sub-Accounts are not guaranteed and will increase and decrease in value according to investment performance of the Underlying Fund. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account’s objective and risk is found in this prospectus. A comprehensive discussion of each Underlying Fund's objective and risk is found in each Underlying Fund's prospectus. You should review these prospectuses before making your investment decision. Your choice of Sub-Accounts and the performance of the Underlying Funds will impact the Policy's Accumulation Value and will impact how long the Policy remains in force, its tax status, and the amount of Premium you need to pay to keep the Policy in force.
Policy Values in the Fixed Account.  Premium Payments and policy values allocated to the Fixed Account are held in the Company's General Account. Note that there are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer all of the balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs. Unlike assets held in the Company's Separate Account, of which the Sub-Accounts form a part, the assets of the General Account are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. The general liabilities of the Company include obligations we assume under other types of insurance policies and financial products we sell and it is important to remember that you are relying on the financial strength of the Company for the fulfillment of the contractual promises and guarantees we
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make to you in the Policy, including those relating to the payment of death benefits. For more information, please see “Lincoln Life, The Separate Account and The General Account” and “Transfers” sections of this prospectus.
Unsuitable for Short-Term Investment.  This Policy is intended for long-term financial and investment planning for persons needing death benefit protection. It is unsuitable for short-term goals and is not designed to serve as a vehicle for frequent trading.
Policy Lapse.  Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too low in relation to the insurance amount or if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. In addition, outstanding Policy Loans and Partial Surrenders will increase the risk of lapse.
Decreasing Death Benefit.  Outstanding Policy Loans or any amounts that you have surrendered will reduce your Policy’s death benefit. Depending upon your choice of death benefit option, adverse performance of the Sub-Accounts you choose may also decrease your Policy's death benefit.
Consequences of Surrender.  Surrender Charges are assessed if you surrender your Policy within the first 10-15 Policy Years, and fees assessed for Partial Surrenders in all Policy Years. Depending on the amount of Premium paid, or any Reduction in Specified Amount, there may be little or no Surrender Value available. Partial Surrenders may reduce the policy value and death benefit, and may increase the risk of lapse. To avoid lapse, you may be required to make additional Premium Payments. Full or Partial Surrenders may result in tax consequences.
Tax Consequences.  You should always consult a tax advisor about the application of federal and state tax rules to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences.
Tax Treatment of Life Insurance Contracts.  Your Policy is designed to enjoy the favorable tax treatment afforded life insurance, including the exclusion of death benefits from income tax, the ability to take distributions and loans over the life of your Policy, and the deferral of taxation of any increase in the value of your Policy. If the Policy does fail to qualify, you will be subject to the denial of those important benefits. In addition, if you pay more Premiums than permitted under the federal tax law your Policy may still be life insurance but will be classified as a Modified Endowment Contract (“MEC”) whereby only the tax benefits applicable to death benefits will apply and distributions will be subject to immediate taxation and to an added penalty tax.
Tax Law Compliance.   We believe that the Policy will satisfy the federal tax law definition of life insurance, and we will monitor your Policy for compliance with the tax law requirements. The discussion of the tax treatment of your Policy is based on the current Policy, as well as the current rules and regulations governing life insurance. Please note that changes made to the Policy, as well as any changes in the current tax law requirements, may affect the Policy's qualification as life insurance or may have other tax consequences.
Cyber-Attack. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, (any third party administrator), the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Policy value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Policy to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.
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Charges and Fees
This section describes the fees and expenses that you will pay when buying, owning or surrendering your Policy. Refer to the “Policy Charges and Fees” section later in this prospectus for more information.
Table I describes the fees and expenses that you will pay at the time you purchase your Policy, surrender your Policy, or transfer policy values between Sub-Accounts.
Table I: Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge as a percentage of Premiums paid (Premium Load). Note: Includes 3.0% charge for state and federal tax obligations.	When you pay a Premium.	8.0%[1]
Surrender Charge*[2]
A dollar amount per $1,000 of Specified Amount	Upon Full Surrender of your Policy (years 1-15). When you make certain Specified Amount decreases (years 1-10).
Maximum Charge		$54.00 per $1,000
Minimum Charge		$0.00 per $1,000
Maximum Charge for a Representative Insured: male, age 45, standard non-tobacco, in year one.		$34.34 per $1,000
Partial Surrender Fee	When you take a Partial Surrender of your Policy.	The lesser of $25 or 2% of the amount surrendered.
Transfer Fee	Applied to any transfer request in excess of 24 made during any Policy Year.	$25
*	These charges and costs vary based on individual characteristics. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your financial advisor.
[1]	The Maximum Sales Charge Imposed on Premiums (Premium Load) is anticipated to cover the Company's costs for sales expenses and any policy-related state and federal tax liabilities. Policy-related taxes imposed by states range from 0.0% to 5.0%. In considering policy-related state taxes component of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the Owner resides. We use an average of 3% to account for state and federal tax obligations.
[2]	During the life of the Policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your Policy's Surrender Value as of the date of your request. If you wish to surrender more than 90% of your Policy's Surrender Value, you must request a Full Surrender of your Policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your Policy.)

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Table II: Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance*	Monthly
A dollar amount per $1,000 of Net Amount at Risk
Maximum Charge[1]		$83.33 per $1,000
Minimum Charge		$0.00 per $1,000
Maximum Charge for a Representative Insured: male, age 45, standard non-tobacco, in year one.		$0.38 per $1,000
Mortality and Expense Risk Charge (“M&E”)	Daily (at the end of each Valuation Day).	A percentage of the value of the Separate Account, guaranteed at an effective annual rate of 0.50%.
Fixed Account Asset Charge	Daily	A percentage of the value of the Fixed Account, guaranteed at an effective annual rate of 0.50%.
Administrative Fee*	Monthly
Flat Fee; plus		$10 in all years
For the first 10 Policy Years from Policy Date or increase in Specified Amount, a monthly fee per $1,000 of Initial Specified Amount or increase in Specified Amount:
Maximum Charge		$0.54 per $1,000
Minimum Charge		$0.01 per $1,000
Maximum Charge for a Representative Insured: male, age 45, standard non-tobacco.		$0.05 per $1,000
Policy Loan Interest	Annually	5.5% annually of the amount held in the Loan Account.[2]
Rider Charges		Individualized based on optional rider(s) selected.
Accounting Value Rider	N/A	There is no charge for this rider.
Change of Insured Rider	N/A	There is no charge for this rider.
No-Lapse Enhancement Rider	N/A	There is no charge for this rider.
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Table II: Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Supplemental Term Insurance Rider*	Monthly
A dollar amount per $1,000 of Net Amount at Risk
Maximum Charge[1]		$83.33 per $1,000
Minimum Charge		$0.00 per $1,000
Maximum Charge for a Representative Insured: male, age 45, standard non-tobacco.		$0.38 per $1,000
In addition, a monthly fee per $1,000 of Term Specified Amount or increase in Term Specified Amount:
Maximum Charge		$0.54 per $1,000
Minimum Charge		$0.01 per $1,000
Maximum Charge for a Representative Insured: male, age 45, standard non-tobacco.		$0.05 per $1,000
Waiver of Monthly Deduction Rider*	Monthly
A percentage of all other covered monthly charges.
Maximum Charge		12.0%
Minimum Charge		2.0%
Maximum Charge for a Representative Insured: male, age 45, standard non-tobacco.		3.5%
*	These charges and costs vary based on individual characteristics. The charges and costs shown in the tables may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your financial advisor.
[1]	Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 800% of the standard rate. However, under no circumstances would it be higher than the maximum amount shown in the table above.
[2]	Annual interest rate of 5.5% in Policy Years 1-10 and 4.5% in Policy Years 11 and later.
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Table III shows the annual fund fees and expenses that are deducted daily from the Underlying Funds in which your Sub-Account invests. The table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay during the time you own your Policy. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.
These fees and expenses may change at any time.
Table III: Total Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Total Annual Operating Expense	Maximum	Minimum
Total management fees, distribution and/or service (12b-1) fees, and other expenses.	2.40% [1]	0.21%
[1]	The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Underlying Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 1.71%. These waivers and reductions generally extend through April 30, 2016 but may be terminated at any time by the Underlying Fund. Refer to the Underlying Fund’s prospectus for specific information on any waivers or reductions in effect. The minimum and maximum percentages shown in the table include Fund Operating Expenses of mutual funds, if any, which may be acquired by the Underlying Funds which operate as Fund of Funds. Refer to such Underlying Fund’s prospectus for details concerning Fund Operating Expenses of mutual fund shares acquired by it, if any. In addition, certain Underlying Funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“Redemption Fees”) not reflected in the table above. As of the date of this prospectus, none have done so. Redemption Fees are discussed in the Market Timing section of this prospectus and further information about Redemption Fees is contained in the prospectus for such Underlying Fund, copies of which accompany this prospectus or may be obtained by calling 1-800-487-1485.
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LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT
The Lincoln National Life Insurance Company (Lincoln Life, the Company, we, us, our) (EIN 35-0472300), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance policies and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to owners under the policies. Death Benefit Proceeds and rider benefits to the extent those proceeds and benefits exceed the then current Accumulation Value of your Policy are backed by the claims-paying ability of Lincoln Life. Our claims paying ability is rated from time to time by various rating agencies. Information with respect to our current ratings is available at our website noted below under “How to Obtain More Information.” Those ratings do not apply to the Separate Account, but reflect the opinion of the rating agency companies as to our relative financial strength and ability to meet contractual obligations to owners of our policies. Ratings can and do change from time to time. Additional information about ratings is included in the Statement of Additional Information.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
General Account. The General Account represents all of the general assets of the Company. Our general assets include all assets other than those held in separate accounts which we sponsor. We will invest the assets of the General Account in accordance with applicable law. Additional information concerning laws and regulations applicable to the investment of the assets of the General Account is included in the Statement of Additional Information.
Fixed Account. The Fixed Account assets are general assets of the Company, and are held in the Company’s General Account. Amounts allocated to the Fixed Account are not subject to market fluctuation.
Separate Account. The investment performance of assets in the Separate Account is kept separate from that of the Company’s General Account. Separate Account assets attributable to the Policies are not charged with the general liabilities of the Company. Separate Account income, gains and losses are credited to or charged against the Separate Account without regard to the Company’s other income, gains or losses. The Separate Account’s values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the “SEC” or the “Commission”) as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”) and meets the definition of “separate account.” We may change the investment policy of the Separate Account at any time. If required by the Insurance Commissioner, we will file any such change for approval with the Department of Insurance in our state of domicile, and in any other state or jurisdiction where this Policy is issued.
Our Financial Condition.  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our Owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected policy and claims payments.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of reserves, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our General Account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.   We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the
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Statement of Additional Information please contact our Administration Office at the address or telephone number listed on the first page of this prospectus. In addition, the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.LincolnFinancial.com.
Fund Participation Agreements
In order to make the Underlying Funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisors or distributors. In some of these agreements, we must perform certain services for the Underlying Fund advisors or distributors. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Owners with statements showing their positions within the funds; processing dividend payments; providing sub-accounting services for shares held by Owners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Owners. For these administrative functions, we may be compensated at annual rates of between 0.00% and 0.48% based upon the assets of an Underlying Fund attributable to the Policies. Additionally, an Underlying Fund’s advisor and/or distributor (or its affiliates) may provide us with certain services that assist us in the distribution of the Policies and may pay us and/or certain affiliates amounts to participate in sales meetings. We may also receive compensation for marketing and distribution which may come from 12b-1 fees, or be paid by the advisors or distributors. The Underlying Funds offered by the following trusts or corporations make payments to Lincoln Life under their distribution plans in consideration of the administrative functions Lincoln Life performs: American Funds Insurance Series, Fidelity Variable Insurance Products, Janus Aspen Series, Lincoln Variable Insurance Products Trust, and PIMCO Variable Insurance Trust.
Payments made out of the assets of an Underlying Fund will reduce the amount of assets that otherwise would be available for investment and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Underlying Fund’s average net assets, which can fluctuate over time. If, however, the value of the Underlying Fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the Underlying Fund goes down, payments to us (or our affiliates) would decrease.
Distribution of the Policies and Compensation
The Policy is distributed by broker-dealer firms through their registered representatives who are appointed as life insurance agents for the Company, subject to the terms of selling agreements entered into by such firms, the Company and the Company’s Principal Underwriter, Lincoln Financial Distributors, Inc. (“LFD”). The Company’s affiliates, Lincoln Financial Advisors Corporation and Lincoln Financial Services Corporation (collectively, “LFN”), have such agreements in effect with LFD and the Company. In addition to compensation for distributing the Policy as described below, the Company provides financial and personnel support to LFD and LFN for operating and other expenses, including amounts used for recruitment and training of personnel, production of literature and similar services.
The maximum total compensation we pay to any broker-dealer firm in the form of commission or expense reimbursement allowance, inclusive of any bonus incentives, with respect to policy sales is 140% of the first year Premium and 5% of all other Premiums paid. The actual amount of such compensation or the timing and manner of its receipt may be affected by a number of factors including: (a) choices the Owner has made at the time of application for the Policy, including the choice of riders; (b) the volume of business produced by the firm and its representatives; or (c) the profitability of the business the firm has placed with the Company. Also, in lieu of premium-based commission, equivalent amounts may be paid over time based on Accumulation Value.
In some situations, the broker-dealer may elect to share its commission or expense reimbursement allowance with its registered representatives. Registered representatives of broker-dealer firms may also be eligible for cash
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bonuses and “non-cash compensation.” “Non-cash compensation”, as defined under FINRA’s rules, includes but is not limited to, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses.
Broker-dealers or their affiliates may be paid additional amounts for: (1) “preferred product” treatment of the Policies in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the Policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the broker-dealer offers. Loans may be provided to broker-dealers or their affiliates to help finance marketing and distribution of the Policies, and those loans may be forgiven if aggregate sales goals are met. In addition, staffing or other administrative support and services may be provided to broker-dealers who distribute the Policies.
These additional types of compensation are not offered to all broker-dealers. The terms of any particular agreement governing compensation may vary among broker-dealers and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide broker-dealers and/or their registered representatives with an incentive to favor sales of the Policies over other variable life insurance policies (or other investments) with respect to which a broker-dealer does not receive additional compensation, or receives lower levels of additional compensation. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the Policy to you or for any alternative proposal that may have been presented to you. You may wish to take such payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a Policy.
Depending on the particular selling arrangements, there may be others who are compensated for distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the Policies. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the Policies, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Owners or the Separate Account. The potential of receiving, or the receipt of, such marketing assistance or other services and the payment to those who control access or for referrals, may provide broker-dealers and/or their registered representatives an incentive to favor sales of the Policies over other variable life insurance policies (or other investments) with respect to which a broker-dealer does not receive similar assistance or disadvantage issuers of other variable life insurance policies (or other investments) which do not compensate for access or referrals. All compensation is paid from our resources, which include fees and charges imposed on your Policy.
We do not anticipate that the Surrender Charge, together with the portion of the Premium Load attributable to sales expense, will cover all sales and administrative expenses which we will incur in connection with your Policy. Any such shortfall would be available for recovery from the Company’s General Account, which supports insurance and annuity obligations.
Sub-Accounts and Funds
The variable investment options in the Policy are Sub-Accounts of the Separate Account (“Sub-Accounts”). Each Sub-Account invests in shares in a single Underlying Fund. All amounts allocated or transferred to a Sub-Account are used to purchase shares of the appropriate Underlying Fund. You do not invest directly in these Underlying Funds. The investment performance of each Sub-Account will reflect the investment performance of the Underlying Fund.
We create Sub-Accounts and select the Underlying Funds, the shares of which are purchased by amounts allocated or transferred to the Sub-Accounts, based on several factors, including, without limitation, asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will compensate us for providing administrative, marketing, and/or
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support services that would otherwise be provided by the fund, the fund’s investment advisor, or its distributor. We review each Underlying Fund periodically after it is selected. Upon review, we may either close a Sub-Account or restrict allocation of additional purchase payments to a Sub-Account if we determine the Underlying Fund no longer meets one or more of the factors and/or if the Sub-Account has not attracted significant Owner assets. Alternatively, we may seek to substitute another fund which follows a similar investment objective as the Underlying Fund, subject to receipt of applicable regulatory approvals. Finally, when we develop a variable life insurance product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
A given Underlying Fund may have an investment objective and principal investment strategy similar to those for another fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.
Certain of the Underlying Funds, including funds managed by an advisor affiliated with us, employ risk management strategies that are intended to control the Underlying Funds’ overall volatility, and for some Underlying Funds, to also reduce the downside exposure of the Underlying Funds during significant market downturns. These risk management strategies could limit the upside participation of the Underlying Fund in rising equity markets relative to other funds. The success of the advisor’s risk management strategy depends, in part, on the advisor’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Underlying Fund’s benefit. There is no guarantee that the strategy can achieve or maintain the Underlying Fund’s optimal risk targets. The Underlying Fund’s performance may be negatively impacted in certain markets as a result of reliance on these strategies. In low volatility markets the volatility management strategy may not mitigate losses. In addition, the advisor may not be able to effectively implement the strategy during rapid or extreme market events. Such inefficiency in implementation could cause the Underlying Fund to lose more money than investing without the risk management strategy or not realize potential gains. Any one of these factors could impact the success of the volatility management strategy, and the Underlying Fund may not perform as expected. Also, several of the Underlying Funds may invest in non-investment grade, high-yield, and high-risk debt securities (commonly referred to as “junk bonds”) as detailed in the individual Underlying Fund prospectus. For more information about the Underlying Funds and the investment strategies they employ, please refer to the Underlying Funds’ current prospectuses.
Shares of the Underlying Fund are available to insurance company separate accounts which fund variable annuity contracts and variable life insurance policies, including the Policy described in this prospectus. Because shares are offered to separate accounts of both affiliated and unaffiliated insurance companies, it is conceivable that, in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in these Underlying Funds simultaneously, since the interests of such Owners or contractholders may differ. Although neither the Company nor the Underlying Funds currently foresees any such disadvantages either to variable life insurance or to variable annuity Owners, each Underlying Fund’s Board of Trustees/Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, the Separate Account might withdraw its investment in an Underlying Fund. This might force that Underlying Fund to sell the securities it holds at disadvantageous prices. Owners will not bear the attendant expense.
There is no assurance that the investment objective of any of the Underlying Funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. The amount of risk varies significantly among the Sub-Accounts. You should read each Underlying Fund’s prospectus carefully before making investment choices. In particular, also please note, there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to Policy fees and expenses, the yields of any Sub-Account investing in a money market fund may become extremely low and possibly negative.
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Additional Sub-Accounts and Underlying Funds may be made available in our discretion. The right to select among Sub-Accounts will be limited by the terms and conditions imposed by the Company.
The Underlying Funds and their investment advisors and objectives are listed below. Comprehensive information on each Underlying Fund, its objectives and past performance may be found in that Underlying Fund’s prospectus or summary prospectus. Prospectuses for each of the Underlying Funds listed below accompany this prospectus and are available by calling 1-800-487-1485 or by referring to the contact information provided by the Underlying Fund’s on the cover page of its summary prospectus.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. International Growth Fund (Series I Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class A): Long-term growth of capital. (formerly AllianceBernstein VPS Global Thematic Growth Portfolio)
•	AB VPS Growth and Income Portfolio (Class A): Long-term growth of capital.
(formerly AllianceBernstein VPS Growth and Income Portfolio)
This fund is available only to existing Owners as of May 16, 2011. Consult your financial advisor.
•	AB VPS International Value Portfolio (Class A): Long-term growth of capital.
(formerly AllianceBernstein VPS International Value Portfolio)
This fund is available only to existing Owners as of May 21, 2012. Consult your financial advisor.
•	AB VPS Large Cap Growth Portfolio (Class A): Long-term growth of capital.
(formerly AllianceBernstein VPS Large Cap Growth Portfolio)
This fund is available only to existing Owners as of May 16, 2005. Consult your financial advisor.
•	AB VPS Small/Mid Cap Value Portfolio (Class A): Long-term growth of capital. (formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio)
American Century Variable Portfolios II, Inc., advised by American Century Investment Management, Inc.
•	Inflation Protection Fund (Class I): Long-term total return using a strategy that seeks to protect against U.S. inflation.
This fund is available only to existing Owners as of May 17, 2010. Consult your financial advisor.
American Funds Insurance Series®, advised by Capital Research and Management Company.
•	Global Growth Fund (Class 2): Long-term growth of capital.
•	Global Small Capitalization Fund (Class 2): Long-term capital growth.
•	Growth Fund (Class 2): Capital growth.
•	Growth-Income Fund (Class 2): Long-term growth of capital and income.
•	International Fund (Class 2): Long-term growth of capital.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, Inc.
•	Global Allocation V.I. Fund (Class I): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company.*
•	Diversified Income Series (Standard Class): Maximum long-term total return consistent with reasonable risk.
•	Emerging Markets Series (Standard Class): Long-term capital appreciation.
•	High Yield Series (Standard Class): Total return and, as a secondary objective, high current income. This fund is available only to existing Owners as of May 17, 2010. Consult your financial advisor.
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•	Limited-Term Diversified Income Series (Standard Class): Maximum total return, consistent with reasonable risk.
•	REIT Series (Standard Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Small Cap Value Series (Standard Class): Capital appreciation.
•	Smid Cap Growth Series (Standard Class): Long-term capital appreciation.
•	U. S. Growth Series (Standard Class): Long-term capital appreciation.
•	Value Series (Standard Class): Long-term capital appreciation.
Deutsche Investments VIT Funds, advised by Deutsche Investment Management Americas Inc.
•	Deutsche Equity 500 Index VIP Portfolio (Class A): To replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the “S&P 500® Index”), which emphasizes stocks of large US companies.
This fund is available only to existing Owners as of May 21, 2007. Consult your financial advisor.
•	Deutsche Small Cap Index VIP Portfolio (Class A): To replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.
This fund is available only to existing Owners as of May 21, 2007. Consult your financial advisor.
Deutsche Variable Series II, advised by Deutsche Investment Management Americas Inc.
•	Deutsche Alternative Asset Allocation VIP Portfolio (Class A)(2): Capital appreciation.
Fidelity® Variable Insurance Products, advised by Fidelity Management & Research Company
•	Contrafund® Portfolio (Service Class): Long-term capital appreciation.
•	Equity-Income Portfolio (Service Class): Reasonable income with consideration of the potential for capital appreciation.
This fund is available only to existing Owners as of May 16, 2005. Consult your financial advisor.
•	Growth Portfolio (Service Class): To achieve capital appreciation.
•	Mid Cap Portfolio (Service Class): Long-term growth of capital.
•	Overseas Portfolio (Service Class): Long-term growth of capital. This fund is available only to existing Owners as of May 16, 2011. Consult your financial advisor.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund, the Franklin Small-Mid Cap Growth VIP Fund and the Templeton Global Bond VIP Fund, by Templeton Global Advisors Limited for the Templeton Growth VIP Fund, and by Franklin Mutual Advisers, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Income VIP Fund (Class 1): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 1): Capital appreciation; income is a secondary consideration.
•	Franklin Small-Mid Cap Growth VIP Fund (Class 1): Long-term capital growth. This fund is available only to existing Owners as of May 16, 2011. Consult your financial advisor.
•	Templeton Global Bond VIP Fund (Class 1): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
•	Templeton Growth VIP Fund (Class 1): Long-term capital growth. This fund is available only to existing Owners as of May 21, 2007. Consult your financial advisor.
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Janus Aspen Series, advised by Janus Capital Management LLC.
•	Balanced Portfolio (Service Shares): Long-term capital growth, consistent with preservation of capital and balanced by current income.
This fund is available only to existing Owners as of May 16, 2005. Consult your financial advisor.
•	Enterprise Portfolio (Service Shares): Long-term growth of capital. This fund is available only to existing Owners as of May 16, 2005. Consult your financial advisor.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 1): Maximize long-term total return. This fund will be available on or about May 11, 2015. Consult your financial advisor.
Legg Mason Partners Variable Equity Trust, advised by LeggMason Partners Fund Advisor, LLC.
•	ClearBridge Variable Mid Cap Core Portfolio (Class I): Long-term growth of capital.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP Baron Growth Opportunities Fund (Standard Class): Capital appreciation.
•	LVIP BlackRock Emerging Markets Managed Volatility Fund (Standard Class): To invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility.
(formerly LVIP BlackRock Emerging Markets RPM Fund)
•	LVIP BlackRock Equity Dividend Managed Volatility Fund (Standard Class): Reasonable income by investing primarily in income-producing equity securities.
(formerly LVIP BlackRock Equity Dividend RPM Fund)
•	LVIP BlackRock Inflation Protected Bond Fund (Standard Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP BlackRock U.S. Opportunities Managed Volatility Fund (Standard Class): Long-term capital appreciation. This fund will be available on or about May 11, 2015. Consult your financial advisor.
•	LVIP Clarion Global Real Estate Fund (Standard Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP ClearBridge Large Cap Managed Volatility Fund (Standard Class)(2): Long-term capital appreciation. This fund will be available on or about May 11, 2015. Consult your financial advisor.
•	LVIP Delaware Bond Fund (Standard Class)*: Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Standard Class)*: Total return.
•	LVIP Delaware Foundation® Aggressive Allocation Fund (Standard Class)*: Long-term capital growth. This fund is only available to existing Owners as of May 18, 2009. Consult your financial advisor.
•	LVIP Delaware Social Awareness Fund (Standard Class)*: To maximize long-term capital appreciation.
•	LVIP Delaware Special Opportunities Fund (Standard Class)*: To maximize long-term capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Standard Class): Long-term capital appreciation. This fund will be available on or about May 11, 2015. Consult your financial advisor.
•	LVIP Dimensional International Core Equity Managed Volatility Fund (Standard Class)(2): Long-term
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capital appreciation. (formerly LVIP Dimensional Non-U.S. Equity RPM Fund)
•	LVIP Dimensional U.S. Core Equity 1 Fund (Standard Class)*: Long-term capital appreciation.
(formerly LVIP Delaware Growth and Income Fund)
This fund is available only to existing Owners as of May 16, 2011. Consult your financial advisor.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Standard Class): Long-term capital appreciation. This fund will be available on or about May 11, 2015. Consult your financial advisor.
•	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund (Standard Class)(2): Long-term capital appreciation. (formerly LVIP Dimensional U.S. Equity RPM Fund)
•	LVIP Dimensional/Vanguard Total Bond Fund (Standard Class)(2): Total return consistent with preservation of capital.
•	LVIP Global Conservative Allocation Managed Risk Fund (Standard Class)(2): A high level of current income with some consideration given to growth of capital.
(formerly LVIP Managed Risk Profile Conservative Fund)
•	LVIP Global Growth Allocation Managed Risk Fund (Standard Class)(2): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
(formerly LVIP Managed Risk Profile Growth Fund)
•	LVIP Global Income Fund (Standard Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Standard Class)(2): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
(formerly LVIP Managed Risk Profile Moderate Fund)
•	LVIP Invesco Diversified Equity-Income Managed Volatility Fund (Standard Class)(2): Capital appreciation and current income. (formerly LVIP Invesco Diversified Equity-Income RPM Fund)
•	LVIP Ivy Mid Cap Growth Managed Volatility Fund (Standard Class): Capital appreciation. (formerly LVIP Columbia Small-Mid Cap Growth RPM Fund)
•	LVIP JPMorgan High Yield Fund (Standard Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Mid Cap Value Managed Volatility Fund (Standard Class): Long-term capital appreciation. (formerly LVIP JPMorgan Mid Cap Value RPM Fund)
•	LVIP Managed Risk Profile 2010 Fund (Standard Class)(2): The highest total return over time with an increased emphasis on capital preservation as the target date approaches.
This fund is available only to existing Owners as of May 18, 2009. Consult your financial advisor.
•	LVIP Managed Risk Profile 2020 Fund (Standard Class)(2): The highest total return over time with an increased emphasis on capital preservation as the target date approaches.
This fund is available only to existing Owners as of May 18, 2009. Consult your financial advisor.
•	LVIP Managed Risk Profile 2030 Fund (Standard Class)(2): The highest total return over time with an increased emphasis on capital preservation as the target date approaches.
This fund is available only to existing Owners as of May 18, 2009. Consult your financial advisor.
•	LVIP Managed Risk Profile 2040 Fund (Standard Class)(2): The highest total return over time with an increased emphasis on capital preservation as the target date approaches.
This fund is available only to existing Owners as of May 18, 2009. Consult your financial advisor.
•	LVIP MFS International Growth Fund (Standard Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Standard Class): Capital appreciation.
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•	LVIP Mondrian International Value Fund (Standard Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Money Market Fund (Standard Class)*: To maximize current income while maintaining a stable value of your shares (providing stability of net asset value) and preserving the value of your initial investment (preservation of capital).
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Standard Class)(2): Long-term growth of capital. (formerly LVIP Multi-Manager Global Equity RPM Fund)
•	LVIP SSgA Bond Index Fund (Standard Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSgA Conservative Index Allocation Fund (Standard Class)(2): A high level of current income, with some consideration given to growth of capital.
•	LVIP SSgA Conservative Structured Allocation Fund (Standard Class)(2): A high level of current income, with some consideration given to growth of capital.
•	LVIP SSgA Developed International 150 Fund (Standard Class): To maximize long-term capital appreciation.
•	LVIP SSgA Emerging Markets 100 Fund (Standard Class): To maximize long-term capital appreciation.
•	LVIP SSgA Global Tactical Allocation Managed Volatility Fund (Standard Class)(2): Long-term growth of capital. (formerly LVIP SSgA Global Tactical Allocation RPM Fund)
•	LVIP SSgA International Index Fund (Standard Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSgA Large Cap 100 Fund (Standard Class): To maximize long-term capital appreciation.
•	LVIP SSgA Moderate Index Allocation Fund (Standard Class)(2): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
•	LVIP SSgA Moderate Structured Allocation Fund (Standard Class)(2): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
•	LVIP SSgA Moderately Aggressive Index Allocation Fund (Standard Class)(2): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund (Standard Class)(2): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.
•	LVIP SSgA S&P 500 Index Fund (Standard Class)(1): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
•	LVIP SSgA Small-Cap Index Fund (Standard Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSgA Small-Mid Cap 200 Fund (Standard Class): To maximize long-term capital appreciation.
•	LVIP T. Rowe Price Growth Stock Fund (Standard Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Standard Class): To maximize capital appreciation.
•	LVIP Templeton Growth Managed Volatility Fund (Standard Class): Long-term capital growth. (formerly LVIP Templeton Growth RPM Fund)
•	LVIP U.S. Growth Allocation Managed Risk Fund (Standard Class)(2): High level of current income and
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growth of capital, with an emphasis on growth of capital. This fund will be available on or about May 11, 2015. Consult your financial advisor.
•	LVIP UBS Large Cap Growth Managed Volatility Fund (Standard Class): Long-term growth of capital in a manner consistent with the preservation of capital. (formerly LVIP UBS Large Cap Growth RPM Fund)
•	LVIP Vanguard Domestic Equity ETF Fund (Standard Class)(2): Long-term capital appreciation.
•	LVIP Vanguard International Equity ETF Fund (Standard Class)(2): Long-term capital appreciation.
•	LVIP VIP Mid Cap Managed Volatility Portfolio (Standard Class)(2): Capital appreciation. (formerly LVIP VIP Mid Cap RPM Portfolio)
•	LVIP Wellington Capital Growth Fund (Standard Class): Capital growth. (formerly LVIP Capital Growth Fund)
•	LVIP Wellington Mid-Cap Value Fund (Standard Class): Long-term capital appreciation. (formerly LVIP Mid-Cap Value Fund)
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Initial Class): Capital appreciation.
•	MFS® VIT Total Return Series (Initial Class): Total return. This fund is available only to existing Owners as of May 16, 2011. Consult your financial advisor.
•	MFS® VIT Utilities Series (Initial Class): Total return.
MFS® Variable Insurance Trust II, advised by Massachusetts Financial Services Company
•	MFS® VIT II Core Equity Portfolio (Initial Class): Capital appreciation.
(formerly MFS VIT Core Equity Series)
This fund is available only to existing Owners as of May 16, 2005. Consult your financial advisor.
Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management Inc.
•	Mid-Cap Growth Portfolio (I Class): Growth of capital. This fund is available only to existing Owners as of May 21, 2007. Consult your financial advisor.
•	Mid-Cap Intrinsic Value Portfolio (I Class): Growth of capital. This fund is available only to existing Owners as of May 21, 2007. Consult your financial advisor.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Administrative Class): Maximum real return.
*	Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.
(1)	The Index this portfolio is managed to (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by Licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. Licensee’s product(s) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S& P, their respective affiliates, or their third party licensors and none of SPDJI, Dow Jones, S&P nor their respective affiliates or third party licensors make any representation regarding the advisability of investing in such product(s).
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(2)	These are “Fund of Funds” and as such purchase shares of other mutual funds rather than directly investing in debt and equity securities. As a result, Fund of Funds may have higher expenses than mutual funds which invest directly in debt and equity securities.
Sub-Account Availability and Substitution of Funds
We may add, change or eliminate any Underlying Funds that the Separate Account or the Sub-Accounts invest in, subject to state and federal laws and regulations. We may substitute a new Underlying Fund if:
1)	the shares of any Underlying Fund should no longer be available for investment by the Separate Account; or
2)	the Sub-Account has not attracted significant Owner allocations; or
3)	in our judgment, further investment in such shares ceases to be appropriate in view of the purpose of the Separate Account, legal, regulatory or federal income tax restrictions, or for any other reason.
We will obtain any required approvals from Owners, the SEC, and state insurance regulators before substituting any Underlying Funds. Substitute Underlying Funds may have higher charges than the Underlying Funds being replaced
We may choose to add or remove Sub-Accounts as investment options under the Policies, based on marketing needs or investment conditions. If we change any Sub-Accounts or substitute any Underlying Funds, we will make appropriate endorsements to the Policies.
If we obtain appropriate approvals from Owners and securities regulators, we may:
•	change the investment objective of the Separate Account;
•	operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under applicable securities laws;
•	deregister the Separate Account; or
•	combine the Separate Account with another separate account.
We will notify you of any change that is made.
Voting Rights
The Underlying Funds do not hold regularly scheduled shareholder meetings. When an Underlying Fund holds a special meeting for the purpose of approving changes in the ownership or operation of the Underlying Fund, the Company is entitled to vote the shares held by our Sub-Account in that Underlying Fund. Under our current interpretation of applicable law, you may instruct us how to vote those shares.
We will notify you when your instructions are needed and will provide information from the Underlying Fund about the matters requiring the special meeting. We will calculate the number of votes for which you may instruct us based on the amount you have allocated to that Sub-Account, and the value of a share of the corresponding Underlying Fund, as of a date chosen by the Underlying Fund (record date). If we receive instructions from you, we will follow those instructions in voting the shares attributable to your Policy. If we do not receive instructions from you, we will vote the shares attributable to your Policy in the same proportion as we vote other shares based on instructions received from other Owners. Since Underlying Funds may also offer their shares to entities other than the Company, those other entities also may vote shares of the Underlying Funds, and those votes may affect the outcome.
Each Underlying Fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shareholders present in person or by proxy which must vote in favor of matters presented. Because shares of the Underlying Fund held in the Separate Account are owned by the Company, and because under the 1940 Act the Company will vote all such shares in the
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same proportion as the voting instruction which we receive, it is important that each Owner provide their voting instructions to the Company. Even though Owners may choose not to provide voting instruction, the shares of an Underlying Fund to which such Owners would have been entitled to provide voting instruction will be voted by the Company in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Owners could determine the outcome of matters subject to shareholder vote. In addition, because the Company expects to vote all shares of the Underlying Fund which it owns at a meeting of the shareholders of an Underlying Fund, all shares voted by the Company will be counted when the Underlying Fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met.
POLICY CHARGES AND FEES
Policy charges and fees compensate us for providing your insurance benefit, administering your Policy, assuming risks associated with your Policy, and incurring sales related expenses. We may profit from any of these charges, and we may use this profit for any purpose, including covering shortfalls from other charges.
In addition to policy charges, the investment advisor for each of the Underlying Funds deducts a daily charge as a percent of the value in each Underlying Fund as an asset management charge. The charge reflects asset management fees of the investment advisor. Other expenses (including 12b-1 fees for Class 2 shares and other expenses) are incurred by the Underlying Funds and deducted from Underlying Fund assets. Values in the Sub-Accounts are reduced by these charges. Future Underlying Fund expenses may vary. Detailed information about charges and expenses incurred by each Underlying Fund is contained in that Underlying Fund’s prospectus.
The Monthly Deductions, including the Cost of Insurance Charges, will be deducted proportionately from the Net Accumulation Value of each Sub-Account and Fixed Account subject to the charge.
The Monthly Deductions are made on the “Monthly Anniversary Day,” which is the Date of Issue and the same day of each month thereafter. If the day that would otherwise be a Monthly Anniversary Day is non-existent for that month, or is not a Valuation Day, then the Monthly Anniversary Day is the next Valuation Day.
If the Net Accumulation Value is insufficient to cover the current Monthly Deduction, you have a 61-day Grace Period to make a payment sufficient to cover that deduction. If payment is not received before the end of the Grace Period, the Policy may lapse. (Please see the “Lapse and Reinstatement” section of this prospectus.)
Premium Load; Net Premium Payment
We make a deduction from each Premium Payment. This amount, referred to as “Premium Load,” covers certain policy-related state and federal tax liabilities. It also covers a portion of the sales expenses incurred by the Company. We deduct 8% from each Premium Payment in Policy Years 1-20 and 4% in Policy Years 21 and later. The Premium Payment, after deduction of the Premium Load, is called the “Net Premium Payment.”
Surrender Charges
A Surrender Charge may apply if the Policy is totally surrendered or has a decrease in the Specified Amount of death benefit. The Surrender Charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. A schedule of Surrender Charges is included in each Policy.
The Surrender Charge varies by age of the Insured, the number of years since the date of policy issue or the date of an increase in Specified Amount, and the Specified Amount. The Surrender Charge will never exceed $49.12 per $1,000 of Specified Amount. A personalized schedule of Surrender Charges is included with each Policy. You may obtain more information about the Surrender Charges that would apply to your Policy by requesting a personalized illustration from your insurance representative.
The duration of the Surrender Charge is 15 years for Full Surrenders and 10 years for decreases in Specified Amount.
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Surrender Charges are assessed by withdrawing value from the Sub-Accounts and the Fixed Account proportionately. The Surrender Charge will not exceed the policy value. All Surrender Charges decline to zero within 15 years following policy issue, or any increase in Specified Amount.
Upon either a Full Surrender of the Policy or a decrease in Specified Amount, the charge will be subject to the following conditions:
A. For decreases in Specified Amount, excluding Full Surrender of the Policy, no Surrender Charge will be applied where the decrease:
1)	occurs after the tenth Policy Anniversary following Policy issue; or
2)	is directly caused by a death benefit option change; or
3)	is caused by a Partial Surrender; or
4)	when added to the sum of all prior decreases, does not exceed 25% of the Initial Specified Amount.
B. For all other decreases, the charge will be calculated as 1) minus 2), then divided by 3) and then multiplied by 4), where:
1)	is the amount of this decrease plus any prior decreases;
2)	is the greater of an amount equal to 25% of the Initial Specified Amount or the sum of all prior decreases;
3)	is the Initial Specified Amount; and
4)	is the then applicable Surrender Charge from the schedule in the Policy.
We may refuse or limit requests for decreases in Specified Amount, to the extent there is insufficient value to cover the necessary Surrender Charges.
If you increase the Specified Amount, a new Surrender Charge will be applicable to each increase. This charge is in addition to any Surrender Charge on the existing Specified Amount. Upon an increase in Specified Amount, we will send you a confirmation of the increase.
Upon Full Surrender of your Policy following a decrease in Specified Amount, the Surrender Charge will be calculated as the entire amount shown in the Policy Specifications, multiplied by one minus the percentage of the Initial Specified Amount for which a Surrender Charge was previously assessed. The charge assessed upon a Full Surrender will not exceed the Policy’s value.
Any surrender may have tax implications. Consult your tax or other financial advisor before initiating a surrender.
Partial Surrender Fee
No Surrender Charge is imposed on a Partial Surrender, but an Administrative Fee of 2% of the amount withdrawn, not to exceed $25, is imposed. This fee is allocated pro rata among the Sub-Accounts and the Fixed Account from which the Partial Surrender proceeds are taken.
Transfer Fee
For each transfer request in excess of 24 made during any Policy Year, we reserve the right to charge you an Administrative Fee of $25.
In the event that we make a material change in the investment strategy of a Sub-Account, you may transfer the Accumulation Values allocated to that Sub-Account to any other Sub-Account or to the Fixed Account without being charged a fee and may do so even if you have requested 24 transfers during that Policy Year. This option to transfer from a Sub-Account must be exercised within 60 days after the effective date of such change in investment strategy of that Sub-Account. You will be provided written notice in the event that such a change is made.
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Mortality and Expense Risk Charge
We assess a daily Mortality and Expense Risk Charge (“M&E”) as a percentage of the Policy’s Separate Account Value. The mortality risk assumed is that the Insured may live for a shorter period than we originally estimated. The expense risk assumed is that our expenses incurred in issuing and administering the Policies will be greater than we originally estimated. The current charge is the guaranteed effective annual rate of 0.50% in Policy Years 1-10 and 0.20% in Policy Years 11 and beyond.
Fixed Account Asset Charge
We assess a daily Fixed Account asset charge, which is calculated as a percentage of the value of the Fixed Account. The charge is guaranteed at an effective annual rate of 0.50% of the Fixed Account’s value in all years. The current charge is 0.50% in Policy Years 1-10 and 0.20% in Policy Years 11 and beyond.
Cost of Insurance Charge
A significant cost of variable life insurance is the “Cost of Insurance Charge”. This charge is the portion of the Monthly Deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value.
The Cost of Insurance Charge for your Policy depends on the current “Net Amount at Risk”. The Net Amount at Risk is the death benefit, without regard to any benefits payable at the Insured’s death under any riders, minus the greater of zero or the Policy’s Accumulation Value. Because the Accumulation Value will vary with investment performance, Premium Payment patterns and charges, the Net Amount at Risk will vary accordingly.
The Cost of Insurance Charge is determined monthly by dividing the death benefit at the beginning of the Policy Month by 1 plus .0032737 (the monthly equivalent of an effective annual rate of 4.0%), subtracting the Accumulation Value at the beginning of the Policy Month, and multiplying the result (the “Net Amount at Risk”) by the applicable current cost of insurance rate as determined by the Company.
The maximum rates that we may use are found in the guaranteed maximum cost of insurance rate table in your Policy’s Specifications. The applicable cost of insurance rate used in this monthly calculation for your Policy depends upon the Policy’s duration, the age, gender (in accordance with state law) and underwriting category of the Insured. Please note that it will generally increase each Policy Year as the Insured ages. Current cost of insurance rates, in general, are determined based on our expectation of future mortality, investment earnings, persistency and expenses (including taxes). For this reason, they may be less than the guaranteed maximum rates shown in the Policy. Accordingly, your monthly Cost of Insurance Charge may be less than the amount that would be calculated using the guaranteed maximum cost of insurance rate shown in the table in your Policy. Also, your monthly Cost of Insurance Charge will never be calculated at a rate higher than the maximum Cost of Insurance Charge shown in “Table II: Periodic Charges Other Than Fund Operating Expenses” in this prospectus.
Administrative Fee
There is a flat Monthly Deduction of $10 in all years.
For the first ten Policy Years from Policy Issue Date or increase in Specified Amount, there is an additional charge that varies with the Insured’s age. A table of these expense charges is included in each Policy. This charge will never exceed $0.54 per $1000 of Initial Specified Amount or increase in Specified Amount. This fee compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.
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Policy Loan Interest
If you borrow against your Policy, interest will be charged to the Loan Account Value. The annual effective interest rate is 5.5% in years 1-10, 4.5% in years 11 and beyond. The amount of your loan, plus any accrued but unpaid interest, is added to your outstanding Policy Loan balance. We will credit 4.5% interest on the Loan Account Value in all years.
Rider Charges
Supplemental Term Insurance Rider.  This optional rider provides annually renewable term insurance on the life of the Insured. There are monthly Cost of Insurance Charges for this rider, based on the Policy duration, and the age, gender and underwriting category of the Insured. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the rider for that Policy Year. In addition, there is a monthly charge per $1,000 of Term Specified Amount or increase in Term Specified Amount.
Waiver of Monthly Deduction Rider.  The monthly charge for this benefit is equal to the sum of all other covered monthly charges for the Policy and all riders, multiplied by a rate factor. The rate factor depends on the age, underwriting category and gender of the Insured. The maximum rate factor is 12.0%. If you have elected this rider, a table of rate factors appears on the rider pages in your Policy.
Case Exceptions
Charges and fees may be reduced in some circumstances where Policies are purchased by corporations and other groups or sponsoring organizations on a multiple-life case basis.
YOUR INSURANCE POLICY
Your Policy is a life insurance contract that provides for a death benefit payable on the death of the Insured. The Policy and the application constitute the entire contract between you and Lincoln Life.
The Policy includes Policy Specifications pages, with supporting schedules. These pages and schedules provide important information about your Policy such as: the identity of the Insured and Owner; Date of Issue; the Initial Specified Amount; the death benefit option selected; issue age; named Beneficiary; initial Premium Payment; Surrender Charges; expense charges and fees; and guaranteed maximum cost of insurance rates.
Note: The Policy Specifications pages (and any specifications pages relating to riders you may purchase) reference certain dates that are very important in understanding when your coverage begins and ends, when certain benefits become available and when certain rights or obligations arise or terminate. Generally, terms such as “Policy Date”, “Effective Date” or “Policy Effective Date” (or “Rider Date”, “Rider Effective Date”) refer to the date that coverage under the Policy (or rider) becomes effective and is the date from which Policy Years, Policy Anniversary and ages are determined. Terms such as “Issue Date” or “Policy Issue Date” (or “Rider Issue Date”) generally refer to when we print or produce the Policy (or rider), but such dates may have importance beyond that date. For example, the period of time we may have to contest a claim submitted in the first couple years of the Policy will typically start on the date the Policy is issued and not the date the Policy goes into effect. Please read your Policy carefully and make sure you understand which dates are important and why.
When your Policy is delivered to you, you should review it promptly to confirm that it reflects the information you provided in your application. If not, please notify us immediately.
The Policy is nonparticipating. This means that no dividends are payable to you. In addition, your Policy does not share in the profits or surplus earnings of the Company.
Before purchasing the Policy to replace, or to be funded with proceeds from an existing life insurance policy or annuity, make sure you understand the potential impact. The Insured will need to prove current insurability and
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there may be a new contestable period for the new Policy. The death benefit and policy values may be less for some period of time in the new Policy.
Once your Policy is in force, the effective date of payments and requests you send us is usually determined by the day and time we receive them.
We cannot process your requests for transactions relating to the Policy until we have received the request in “Good Order” at our Home Office. “Good Order” means the actual receipt of the requested transaction in writing (or other form subject to our consent) along with all information and supporting legal documentation necessary to effect the transaction. We may, in our sole discretion, determine whether any particular transaction is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
We allow telephone transactions when you complete our authorization form and return it to us. Contact our Administrative Office for information on authorization for telephone transactions.
Any telephone or other electronic transmission, whether it is yours, your service provider’s, your agent’s, or ours, can experience outages or slowdowns for a variety of reasons. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should send your request in writing to our Administrative Office.
Application
If you decide to purchase a Policy, you must first complete an application. A completed application identifies the proposed Insured and provides sufficient information to permit us to begin underwriting risks in the Policy. We require a medical history and examination of the proposed Insured. Based on our review of medical information about the proposed Insured, we may decline to provide insurance, or we may place the proposed Insured in a special underwriting category. The monthly Cost of Insurance Charge deducted from the policy value after issue varies depending on the Insured's age, underwriting category, and gender (if applicable state law allows charges to vary based on gender), the Policy duration, and the current Net Amount at Risk.
A Policy may only be issued upon receipt of satisfactory evidence of insurability, and generally when the Insured is at least age 18 and at most age 85. Age will be determined by the nearest birthday of the Insured.
To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you apply for a Policy, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver’s license, photo i.d. or other identifying documents.
Owner
The Owner on the date of policy issue is designated in the Policy Specifications. You, as Owner, will make the following choices:
1)	initial death benefit amount and death benefit option;
2)	optional riders;
3)	the amount and frequency of Premium Payments; and
4)	the amount of Net Premium Payment to be allocated to the selected Sub-Accounts or the Fixed Account.
You are entitled to exercise rights and privileges of your Policy as long as the Insured is living. These rights generally include the power to select the Beneficiary, request Policy Loans, make Partial Surrenders, surrender the Policy entirely, name a new Owner, and assign the Policy. You must inform us of any change in writing. We will record change of Owner and Beneficiary forms to be effective as of the date of the latest signature on the written request. In addition to changes in ownership or Beneficiary designations, you should make certain that our records are up to date with respect to your address and contact information and , to the extent possible, the address and
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contact information of any Beneficiaries. This will ensure that there are no unnecessary delays in effecting any changes you wish to make, ownership privileges you wish to exercise or payments of proceeds to you or your Beneficiaries. Exercising a change in ownership may cause a taxable event. You should consult a tax advisor prior to exercising a change in ownership to determine the tax consequences of such exercise.
Right To Examine Period
You may return your Policy to us for cancellation within ten days after you receive it (or a greater number of days if required by your state). This is called the Right to Examine Period. If the Policy is returned for cancellation within the Right to Examine Period, we will refund to you either all Premium Payments or the policy value plus any charges and fees depending on the state of issue of your Policy. If a Premium Payment was made by check, there may be a delay until the check clears.
If your Policy is issued in a state that requires return of Premium Payments, any Net Premium Payments received by us within ten days of the date the Policy was issued will be held in the money market Sub-Account. At the end of that period, it will be allocated to the Sub-Accounts or the Fixed Account, if applicable, as you designate. If the Policy is returned for cancellation within the Right to Examine Period, we will return the full amount of any Premium Payments made.
If your Policy is issued in a state that provides for return of value, any Net Premium Payments received before the end of the Right to Examine Period will be allocated directly to the Sub-Accounts or the Fixed Account, if applicable, as you designate. The Owner bears the risk of a decline in Sub-Account values. If the Policy is returned for cancellation within the Right to Examine Period, we will return the policy value, plus any charges and fees deducted, as of the date the cancelled Policy is received at our Administrative Office.
Initial Specified Amount
You will select the Initial Specified Amount of death benefit on the application. This may not be less than $100,000. This amount, in combination with a death benefit option, will determine the initial death benefit. The Initial Specified Amount is shown on the Policy Specifications page.
Transfers
You may make transfers among the Sub-Accounts and the Fixed Account, subject to certain provisions. You should carefully consider current market conditions and each Underlying Fund’s objective and investment policy before allocating money to the Sub-Accounts.
During the first Policy Year, transfers from the Fixed Account to the Sub-Accounts may be made only as provided for in the Dollar Cost Averaging or Automatic Rebalancing program described below. The amount of all transfers from the Fixed Account in any other Policy Year may not exceed the greater of:
1)	25% of the Fixed Account Value as of the immediately preceding Policy Anniversary, or
2)	the total dollar amount transferred from the Fixed Account in the immediately preceding Policy Year.
We may limit transfers from the Fixed Account at any time. Due to these limitations, if you want to transfer all of your value from the Fixed Account to one or more Sub-Accounts, it may take several years to do so.
Requests for transfers may be made in writing or by telephone, if you have previously authorized telephone transfers in writing, subject to our consent. We will use reasonable procedures, such as requiring identifying information from callers, recording telephone instructions, and providing written confirmation of transactions, in order to confirm instructions are genuine. Any instructions, which we reasonably believe to be genuine, will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this procedure, you will bear the risk of loss. If we do not use reasonable procedures, as described above, we may be liable for losses due to unauthorized instructions.
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Up to 24 transfer requests (a request may involve more than a single transfer) may be made in any Policy Year without charge. Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of accumulation units. This will be based on the accumulation unit values determined after our Administrative Office receives a request in writing or adequately authenticated electronic transfer request. Transfer and financial requests received in Good Order before the close of regular trading on the NYSE (generally 4pm Eastern time on a business day) will normally be effective that day. There may be circumstances under which the NYSE may close before 4pm. In such circumstances transactions requested after such early closing will be processed using the accumulation unit value computed the following trading day.
Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Underlying Fund's investment advisor, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of the Sub-Account units as a result of the Underlying Funds' own policies and procedures on market timing activities. If an Underlying Fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1-2 business days of the day on which we receive notice of the refusal. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests.
Market Timing
Frequent, large, or short-term transfers among Sub-Accounts and the Fixed Account, such as those associated with “market timing” transactions, can affect the Underlying Funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As an effort to protect our Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Sub-Accounts and the Fixed Account that may affect other Owners or shareholders.
In addition, the Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Sub-Accounts. While we reserve the right to enforce these policies and procedures, Owners and other persons with interests under the Policies should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. You should note that, these policies and procedures may result in an Underlying Fund deferring or permanently refusing to accept Premium Payments or transfers for the reasons described in “Transfers”, above. In such case, our rights and obligations will be as described in “Transfers”. Some of the Underlying Funds may also impose Redemption Fees on short-term trading (i.e., redemptions of Underlying Fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such Redemption Fees on behalf of the Underlying Funds. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
However, under the SEC rules, we are required to: (1) enter into written agreement with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate excessive trading policies established by the Underlying Fund.
You should be aware that the purchase and redemption orders received by Underlying Funds generally are “omnibus” orders from intermediaries such as retirement plans or Separate Accounts to which Premium Payments and policy values of variable insurance policies are allocated. The omnibus orders reflect the aggregation and
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netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance policies. The omnibus nature of these orders may limit the Underlying Funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the Underlying Funds (and thus our Owners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may purchase the Underlying Funds. In addition, if an Underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Owners within given periods of time. In addition, managers of the Underlying Funds might contact us if they believe or suspect that there is market timing. If requested by an Underlying Fund company, we may vary our Market Timing Procedures from Sub-Accounts to Sub-Accounts to comply with specific Underlying Fund policies and procedures.
We may increase our monitoring of Owners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple policies owned by the same Owner if that Owner has been identified as a market timer. For each Owner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the Underlying Funds that may not have been captured by our Market Timing Procedures.
Once an Owner has been identified as a “market timer” under our Market Timing Procedures, we will notify the Owner in writing that future transfers (among the Sub-Accounts and/or the Fixed Account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, standard delivery for the remainder of the Policy Year. Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions from or on behalf of an Owner who has been identified as a market timer are inadvertently accepted, we will reverse the transaction within 1 to 2 business days of our discovery of such acceptance. We will impose this “original signature” restriction on that Owner even if we cannot identify, in the particular circumstances, any harmful effect from that Owner's particular transfers.
Owners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Owners determined to be engaged in such transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your Underlying Fund shares and increased brokerage and administrative costs in the Underlying Funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Owners. An exception for any Owner will be made only in the event we are required to do so by a court of law. In addition, certain Underlying Funds available as investment options in your Policy may also be available as investment options for Owners of other, older life insurance policies issued by us.
Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from frequent, large, or short-term transfer activity among Sub-Accounts and the Fixed Accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Owners or as applicable to all Owners with policy values allocated to Sub-Accounts investing in particular Underlying Funds. We
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also reserve the right to implement and administer Redemption Fees imposed by one or more of the Underlying Funds in the future.
Optional Sub-Account Allocation Programs
You may elect to participate in programs for Dollar Cost Averaging or Automatic Rebalancing. There is currently no charge for these programs. You may participate in only one program at any time.
Dollar Cost Averaging systematically transfers specified dollar amounts during the first Policy Year from the money market Sub-Account or the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly basis. These transfers do not count against the free transfers available. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.
If the Owner elects Dollar Cost Averaging from either the money market Sub-Account or the Fixed Account the value in that account must be at least $1,000 initially. The minimum amount that may be allocated is $50 monthly.
If Dollar Cost Averaging is desired, it must be elected at issue.
Dollar Cost Averaging terminates automatically:
1)	if the value in the money market Sub-Account or the Fixed Account is insufficient to complete the next transfer;
2)	seven calendar days after our Administrative Office receives a request for termination in writing or by telephone, with adequate authentication;
3)	on the first Policy Anniversary; or
4)	if your Policy is surrendered or otherwise terminates.
Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to the Fixed Account and each Sub-Account. The pre-determined level is the allocation initially selected on the application, until changed by the Owner. Your Policy will be issued with Automatic Rebalancing. When Automatic Rebalancing is in effect, all Net Premium Payments allocated to the Sub-Accounts and Fixed Account will be subject to Automatic Rebalancing. Transfers among the Sub-Accounts and the Fixed Account as a result of Automatic Rebalancing do not count against the number of free transfers available.
Automatic Rebalancing is available only on a quarterly basis. Automatic Rebalancing may be terminated, or the allocation may be changed at any time, by contacting our Administrative Office. Terminating Automatic Rebalancing will terminate the No-Lapse Enhancement Rider attached to your Policy. Refer to the “Riders” section of this prospectus for more information.
Riders
We may offer you riders to your Policy from time to time. Riders may alter the benefits or charges in your Policy, rider availability and benefits may vary by state of issue, and their election may have tax consequences to you. Also, if you elect a particular rider, it may restrict or enhance the terms of your Policy, or of other riders in force. Consult your financial and tax advisors before adding riders to, or deleting them from, your Policy.
Accounting Value Rider.  If desired, you must select this rider when you initially apply for insurance. You must meet the underwriting and minimum Premium requirements for this rider. If your Policy is fully surrendered in the first five Policy Years, this rider provides enhanced Surrender Values by using a table of alternate Surrender Charges. The rider does not provide for enhanced Surrender Value for Partial Surrenders and loans. There is no charge for this rider.
Change of Insured Rider.  If desired, you must select this rider prior to January 1, 2009. This rider will no longer be available on and after this date. With this rider, you may name a new Insured in place of the current Insured.
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Underwriting and policy value requirements must be met. The benefit expires on the anniversary nearest to the current Insured’s 65th birthday. There is no separate charge for this rider; however, policy charges applicable to the new Insured may differ from charges applicable to the current Insured. Exercising the Change of Insured Rider is a fully taxable event.
No-Lapse Enhancement Rider.  We will automatically issue this rider with your Policy. There is no charge for this rider. In certain states, the rider may be provided under a different name. This rider provides you with additional protection to prevent a lapse in your Policy. If you meet the requirements of this rider, your Policy will not lapse, even if the Net Accumulation Value under the Policy is insufficient to cover the Monthly Deductions. It is a limited benefit in that it does not provide any additional death benefit amount or any increase in your policy value. Also, it does not provide any type of market performance guarantee.
Under this rider, your Policy will not lapse as long as the rider No-Lapse Value, less any Indebtedness, is greater than zero.
The rider No-Lapse Value is a reference value only and is not used in determining the actual policy value or death benefit provided by the Policy. We calculate the rider No-Lapse Value in a fashion similar to the Accumulation Value, but use unique no-lapse interest rates, no-lapse cost of insurance rates, and no-lapse Administrative Fees. We fix these unique no-lapse variables at issue for the life of the Policy. Refer to the No-Lapse Enhancement Rider form issued with your Policy for detailed information about the actual variables applicable to your Policy.
On each anniversary, it is possible for investment performance to increase the rider No-Lapse Value. Refer to the No-Lapse Value Reset Provision of the No-Lapse Enhancement Rider attached to your Policy.
During the period that the rider is preventing the Policy from lapsing, the Monthly Deductions under your Policy, which consist of the monthly cost of insurance, the monthly cost of any riders, and the monthly Administrative Fee, will continue and will be accumulated. A statement will be sent to you, at least annually, which reflects the accumulated amount of those deductions. If the rider terminates for any reason, the accumulated and current Monthly Deduction would have to be paid to prevent lapse, and we will send you a notice stating the amount of Premiums you would be required to pay to keep your Policy in force (see section headed “Lapse and Reinstatement”).
You must maintain Automatic Rebalancing in order to keep this rider in effect. Automatic Rebalancing will be in effect when the Policy is issued. If you discontinue Automatic Rebalancing after the Policy is issued, this rider will terminate.
Under this rider, we reserve the right to restrict your allocation to certain Sub-Accounts to a maximum of 40% of the Policy’s Accumulation Value. If such a restriction is put in place in the future, you will be notified in writing, and advised of the steps you will need to take, if any, in order to keep the rider in effect.
The duration of the lapse protection provided by this rider may be reduced if:
1)	Premiums or other deposits are not received on or before their due date; or
2)	you initiate any policy change that decreases the No-Lapse Value under the Policy. These changes include, but are not limited to, Partial Surrenders, loans, increases in Specified Amount, changes in death benefit option, electing to cancel Automatic Rebalancing, and changes in asset allocation.
Rider Termination
This rider and all rights provided under it will terminate automatically upon the earliest of the following:
1)	the Insured reaches age 100; or
2)	surrender or termination of the Policy; or
3)	Automatic Rebalancing is discontinued; or
4)	an allocation restriction requirement is not met within 61 days of notification to you of such a requirement. Depending on the state in which your Policy was issued, if your Policy is reinstated, you may be unable to
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reinstate this rider. If this rider terminates while the Policy is in force, it cannot be reinstated. We will notify you in writing if this rider terminates.
Supplemental Term Insurance Rider.  If desired, you must select this rider when you initially apply for insurance. The rider provides annually renewable non-convertible term insurance  on the life of the Insured. Upon the Insured's death, we will pay the Term Insurance Benefit Amount, in addition to Death Benefit Proceeds of the death benefit option in effect on your Policy.
There is a monthly cost for this rider, similar to the cost of insurance of the base Policy’s duration. This rate is determined by the Company, is based on the Policy’s duration, the age, underwriting category and gender of the Insured, and is applied against the Term Insurance Benefit Amount shown on the Policy Specifications page. There is a monthly expense charge per $1,000 of Term Specified Amount or increase in Term Specified Amount.
This rider terminates on the earliest of:
1)	the date you request termination of the rider;
2)	when your Policy lapses;
3)	when your Policy is fully surrendered;
4)	the date you request to decrease the Term Insurance Benefit Amount to zero; or
5)	upon death of the Insured.
If your Policy is reinstated, this rider will likewise be reinstated. However, sufficient Premium must be paid to cover the Monthly Deduction including monthly rider costs.
Waiver of Monthly Deduction Rider.  If desired, you must select this rider when you initially apply for insurance. Monthly Deductions will be waived during periods of covered total disability commencing prior to the Policy Anniversary nearest the Insured’s 65th birthday. Charges for this rider, if elected, are part of the Monthly Deductions.
Continuation of Coverage
If the Insured is still living at age 100, and the Policy has not been surrendered, the Policy will remain in force until policy surrender or death of the Insured. However, there are certain changes that will take place:
1)	we will no longer accept Premium Payments;
2)	we will make no further deductions;
3)	policy values held in the Separate Account will be transferred to the Fixed Account;
4)	we will continue to credit interest to the Fixed Account; and
5)	we will no longer transfer amounts to the Sub-Accounts.
Loan interest will continue to accrue on any outstanding loans. Provisions may vary in certain states.
Termination of Coverage
All policy coverage terminates on the earliest of:
1)	Full Surrender of the Policy;
2)	death of the Insured; or
3)	failure to pay the necessary amount of Premium to keep your Policy in force.
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State Regulation
The state in which your Policy is issued will govern whether or not certain features, riders, charges and fees will be allowed in your Policy. You should refer to your Policy for these state specific features.
PREMIUMS
You may select and vary the frequency and the amount of Premium Payments and the allocation of Net Premium Payments. After the initial Premium Payment is made there is no minimum Premium required, except to keep the Policy in force. Premium Payments may be required from time to time in order to insure that the Net Accumulation Value of the Policy is sufficient to pay the Monthly Deductions. Otherwise, the Policy will lapse. (See the “Lapse and Reinstatement” section of this prospectus.) Premiums may be paid any time before the Insured attains age 100, subject to our right to limit the amount or frequency of additional Premium Payments. (See the “Planned Premiums; Additional Premiums” section of this prospectus.)
The initial Premium must be paid for policy coverage to be effective. This payment must be equal to or exceed the amount necessary to provide for two Monthly Deductions.
Allocation of Net Premium Payments
Your Net Premium Payment is the portion of a Premium Payment remaining, after deduction of the Premium Load. The Net Premium Payment is available for allocation to the Sub-Accounts or the Fixed Account.
You first designate the allocation of Net Premium Payments among the Sub-Accounts and Fixed Account on the application. Net Premium Payments will be allocated on the same basis as the initial Net Premium Payment unless we are instructed otherwise, in writing. You may change the allocation of Net Premium Payments among the Sub-Accounts and Fixed Account at any time. The amount of Net Premium Payments allocated to the Sub-Accounts and Fixed Account must be in whole percentages and must total 100%. We credit Net Premium Payments to your Policy as of the end of the Valuation Period in which it is received at our Administrative Office. The end of the Valuation Period is 4:00 P.M., Eastern Time, unless the New York Stock Exchange closes earlier.
The Valuation Period is the time between Valuation Days. A Valuation Day is every day on which the New York Stock Exchange is open and trading is unrestricted. Your policy values are calculated on every Valuation Day.
Planned Premiums; Additional Premiums
Planned Premiums are the amount of periodic Premium (as shown in the Policy Specifications) you choose to pay the Company on a scheduled basis. This is the amount for which we send a Premium reminder notice. Premium Payments may be billed annually, semi-annually, or quarterly. You may arrange for monthly pre-authorized automatic Premium Payments at any time.
In addition to any Planned Premium, you may make additional Premium Payments. These additional payments must be sent directly to our Administrative Office, and will be credited when received by us.
Unless you specifically direct otherwise, any payment received (other than any Premium Payment necessary to prevent, or cure, Policy Lapse) will be applied as Premium and will not repay any outstanding loans. There is no Premium Load on any payment which you specifically direct as repayment of an outstanding loan.
You may increase Planned Premiums, or pay additional Premiums, subject to the certain limitations. We reserve the right to limit the amount or frequency of additional Premium Payments. You may decrease Planned Premiums. However, doing so will impact your policy values and may impact how long your Policy remains in force.
We may require evidence of insurability if any payment of additional Premium (including Planned Premium) would increase the difference between the death benefit and the Accumulation Value. If we are unwilling to accept the risk, your increase in Premium will be refunded without interest.
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We may decline any additional Premium (including Planned Premium) or a portion of a Premium that would cause total Premium Payments to exceed the limit for life insurance under federal tax laws. Our test for whether or not your Policy exceeds the limit is referred to as the Guideline Premium Test. The excess amount of Premium will be returned to you. We may accept alternate instructions from you to prevent your Policy from becoming a MEC. Refer to the section headed “Tax Issues” for more information.
Policy Values
Policy value in your variable life insurance policy is also called the Accumulation Value.
The Accumulation Value equals the sum of the Fixed Account Value, Separate Account Value, and Loan Account Value. At any point in time, the Accumulation Value reflects:
1)	Net Premium Payments made;
2)	the amount of any Partial Surrenders;
3)	any increases or decreases as a result of market performance of the Sub-Accounts;
4)	interest credited to the Fixed Account or the Loan Account; and
5)	all charges and fees deducted.
The Separate Account Value, if any, is the portion of the Accumulation Value attributable to the Separate Account. The value is equal to the sum of the current values of all the Sub-Accounts in which you have invested. The current value of each Sub-Account is determined by multiplying the number of Variable Accumulation Units credited or debited to that Sub-Account with respect to this Policy by the Variable Accumulation Unit Value of that Sub-Account for such Valuation Period.
The “Variable Accumulation Unit” is a unit of measure used in the calculation of the value of each Sub-Account. It may increase or decrease from one Valuation Period to the next. The Variable Accumulation Unit Value for a Sub-Account for a Valuation Period is determined as follows:
1)	the total value of Underlying Fund shares held in the Sub-Account is calculated by multiplying the number of Underlying Fund shares owned by the Sub-Account at the beginning of the Valuation Period by the net asset value per share of the Underlying Fund at the end of the Valuation Period, and adding any dividend or other distribution of the Underlying Fund made during the Valuation Period; minus
2)	the liabilities of the Sub-Account at the end of the Valuation Period. Such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that we determine result from the operations of the Separate Account; and
3)	the result of (1) minus (2) is divided by the number of Variable Accumulation Units for that Sub-Account outstanding at the beginning of the Valuation Period.
In certain circumstances, and when permitted by law, we may use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
The daily charge imposed on a Sub-Account for any Valuation Period is equal to the daily Mortality and Expense Risk Charge multiplied by the number of calendar days in the Valuation Period.
The Fixed Account Value, if any, reflects amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or Partial Surrenders. Fixed Account principal is not subject to market fluctuation and interest is credited daily at the greater of a rate of 0.0120602% (equivalent to a compounded annual rate of 4.5%) or a higher rate determined by the Company.
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The Loan Account Value, if any, reflects any outstanding Policy Loans, including any interest charged on the loans. This amount is held in the Company’s General Account. We do not guarantee the Loan Account Value. Interest is credited on the Loan Account at an effective annual rate of 4.5% in all years.
The Net Accumulation Value is the Accumulation Value less the Loan Account Value. It represents the net value of your Policy and is the basis for calculating the Surrender Value.
Annual Statement
We will tell you at least annually the Accumulation Value, the number of accumulation units credited to your Policy, current accumulation unit values, Sub-Account values, the Fixed Account Value and the Loan Account Value. We strongly suggest that you review your statements to determine whether additional Premium Payments may be necessary to avoid lapse of your Policy.
DEATH BENEFITS
The Death Benefit Proceeds is the amount payable to the Beneficiary upon the death of the Insured, based upon the death benefit option in effect. Loans, loan interest, Partial Surrenders, and overdue charges, if any, are deducted from the Death Benefit Proceeds prior to payment. Riders, including the No-Lapse Enhancement Rider, may impact the amount payable as Death Benefit Proceeds in your Policy. Refer to the “Riders” section of this prospectus for more information.
Death Benefit Options
Two different death benefit options are available. Regardless of which death benefit option you choose, the Death Benefit Proceeds payable will be the greater of:
1)	the amount determined by the death benefit option in effect on the date of the death of the Insured, less any Indebtedness; or
2)	a percentage of the Accumulation Value equal to that required by the Internal Revenue Code to maintain the Policy as a life insurance policy. A schedule of these percentages is in your Policy. (Please note that the investment performance of the Sub-Accounts you have chosen will impact the Accumulation Value and therefore may affect the amount of Death Benefit Proceeds payable.)
The following table provides more information about the death benefit options.
Option	Death Benefit Proceeds Equal to the	Variability
1	Specified Amount (a minimum of $100,000)	None; level death benefit
2	Sum of the Specified Amount plus the Net Accumulation Value as of the date of the Insured’s death, less any Partial Surrenders after the date of death (i.e. Partial Surrender amounts we may have paid to the Owner after the date of the Insured's death but before the death of the Insured was reported to us).	May increase or decrease over time, depending on the amount of Premium paid and the investment performance of the underlying Sub-Accounts or the Fixed Account.
If for any reason the Owner does not elect a particular death benefit option, Option 1 will apply until changed by the Owner.
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Changes to the Initial Specified Amount and Death Benefit Options
Within certain limits, you may decrease (reduce) or, with satisfactory evidence of insurability, increase the Specified Amount. Any increase in Specified Amount may increase the Net Amount at Risk and the Cost of Insurance Charge. (See the “Cost of Insurance Charge” section of this prospectus.) The minimum Specified Amount is currently $100,000.
A Partial Surrender may reduce the Specified Amount. If the Specified Amount is reduced as a result of a Partial Surrender, the death benefit may also be reduced. (See section headed “Policy Surrenders - Partial Surrender” for details as to the impact a Partial Surrender may have on the Specified Amount.)
The death benefit option may be changed by the Owner, subject to our consent, as long as the Policy is in force.
You must submit all requests for changes among death benefit options and changes in the Specified Amount in writing to our Administrative Office. The minimum increase in Specified Amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.
Option change	Impact
1 to 2	The Specified Amount will be reduced by the Accumulation Value as of the effective date of change.
2 to 1	The Specified Amount will be increased by the Accumulation Value as of the effective date of change.
A Surrender Charge may apply to a decrease in Specified Amount. Please refer to the Surrender Charges section of this prospectus for more information on conditions that would cause a Surrender Charge to be applied. A schedule of Surrender Charges is included in each Policy.
Any Reduction in Specified Amount will be made against the Initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to your Policy. Changes in Specified Amount do not affect the Premium Load as a percentage of Premium.
We may decline any request for change of the death benefit option or Reduction in Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount or would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of federal income tax law according to the Guideline Premium Test.
The Guideline Premium Test provides for a maximum amount of Premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. As a result, we may increase the Policy’s death benefit above the Specified Amount in order to satisfy the Guideline Premium Test. If the increase in the Policy’s death benefit causes an increase in the Net Amount at Risk, charges for the cost of insurance will increase as well.
Any change is effective on the first Monthly Anniversary Day on, or after, the date of approval of the request by Lincoln Life. If the Monthly Deduction amount would increase as a result of the change, the changes will be effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to, or greater than, the Monthly Deduction amount.
Death Benefit Proceeds
Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of the Insured. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
After receipt at our Administrative Office of proof of death of the Insured, the Death Benefit Proceeds will ordinarily be paid within seven days. The proceeds will be paid in a lump sum or in accordance with any settlement option
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selected by the Owner or the Beneficiary. Payment of the Death Benefit Proceeds may be delayed if your Policy is contested or if Separate Account Values cannot be determined.
If the recipient of the death benefit has elected a lump sum settlement and the death benefit is over $10,000, the proceeds will be placed into a SecureLine® account in the recipient’s name as the Owner of the account. SecureLine® is a service we offer to help the recipient manage the Death Benefit Proceeds. With SecureLine®, an interest bearing account is established from the proceeds payable on a policy administered by us. The recipient is the Owner of the account, and is the only one authorized to transfer proceeds from the account. Instead of mailing the recipient a check, we will send a checkbook so that the recipient will have access to the account by writing a check. The recipient may choose to leave the proceeds in this account, or may begin writing checks right away. If the recipient decides he or she wants the entire proceeds immediately, the recipient may write one check for the entire account balance. The recipient can write as many checks as he or she wishes. We may at our discretion set minimum withdrawal amounts per check. The total of all checks written cannot exceed the account balance. The SecureLine® account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account. The recipient may request that surrender proceeds be paid directly to him or her instead of applied to a SecureLine® account.
Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that the recipient consult a tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine® account. The balance in the recipient’s SecureLine® account starts earning interest the day the account is opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to the recipient’s account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to the recipient’s SecureLine® account may be more or less than the rate earned on funds held in Lincoln’s General Account.
There are no monthly fees. The recipient may be charged a fee for a stop payment or if a check is returned for insufficient funds.
Every state has unclaimed property laws which generally declare property, including monies owed (such as death benefits) to be abandoned if unclaimed or uncashed after a period of three to five years from the date the property is intended to be delivered or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered and, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you contact us and update your Beneficiary designations, including addresses, if and as they change.
POLICY SURRENDERS
You may surrender your Policy at any time by sending us your Policy along with a written request for surrender. If you surrender your Policy, all coverage will automatically terminate and may not be reinstated. Consult your tax advisor to understand tax consequences of any surrender you are considering.
The Surrender Value of your Policy is the amount you can receive by surrendering the Policy. The Surrender Value is the Net Accumulation Value (which is the Policy's Accumulation Value less any Indebtedness) less any applicable Surrender Charge, less any accrued loan interest not yet charged (the “Surrender Value”).
Any surrender results in a withdrawal of values from the Sub-Accounts and Fixed Account that have values allocated to them. Any surrender from a Sub-Account will result in the cancellation of Variable Accumulation Units. The cancellation of such units will be based on the Variable Accumulation Unit Value determined at the close of the
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Valuation Period during which the surrender is effective. Surrender proceeds will generally be paid within seven days of our receipt of your request.
As of January 17, 2012, we no longer offer SecureLine® for surrenders. SecureLine® is an interest bearing account established from the proceeds payable on a policy or contract administered by us. We will, however, continue to offer SecureLine® for Death Benefit Proceeds. Please see “Death Benefit Proceeds” section in this prospectus for more information about SecureLine®.
Partial Surrender
You may make a Partial Surrender, withdrawing a portion of your policy values. You must request a Partial Surrender in writing. The amount of any Partial Surrender may not exceed 90% of the Policy’s Surrender Value as of the date of your request for a Partial Surrender. We may limit Partial Surrenders to the extent necessary to meet the federal tax law requirements. Each Partial Surrender must be at least $500. Partial Surrenders are subject to other limitations as described below.
Partial Surrenders may reduce the Accumulation Value and the Specified Amount. The amount of the Partial Surrender and our Administrative Fee will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The effect of Partial Surrenders on the Death Benefit Proceeds depends on the death benefit option in effect at the time of the Partial Surrender.
Death Benefit Option in Effect	Impact of Partial Surrender
1	Will reduce the Accumulation Value and the Specified Amount.
2	Will reduce the Accumulation Value, but not the Specified Amount.
Partial Surrender proceeds will generally be paid within seven days of our receipt of your request.
We may at our discretion decline any request for a Partial Surrender.
POLICY LOANS
You may borrow against the Surrender Value of your Policy. The loan may be for any amount up to 100% of the current Surrender Value. However, we reserve the right to limit the amount of your loan so that total policy Indebtedness will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge. A loan agreement must be executed and your Policy assigned to us free of any other assignments. Outstanding Policy Loans and accrued interest reduce the Policy’s death benefit and Accumulation Value.
The amount of your loan will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The Loan Account is the account in which Indebtedness (outstanding loans and interest) accrues once it is transferred out of the Sub-Accounts and Fixed Account. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. Loans, therefore, can affect the Policy’s death benefit and Accumulation Value whether or not they are repaid. Interest on Policy Loans accrues at an effective annual rate of 5.5% in years 1-10 and 4.5% thereafter, and is payable once a year in arrears on each Policy Anniversary, or earlier upon Full Surrender or other payment of proceeds of your Policy. Policy values in the Loan Account are part of the Company's General Account.
The amount of your loan, plus any accrued but unpaid interest, is added to your outstanding Policy Loan balance. Unless paid in advance, loan interest due will be transferred proportionately from the Sub-Accounts and Fixed Account. This amount will be treated as an additional Policy Loan, and added to the Loan Account Value. Lincoln Life credits interest to the Loan Account Value at a rate of 4.5% in all years, so the net cost of your Policy Loan is 1% in years 1-10 and 0% thereafter.
Your outstanding loan balance may be repaid at any time during the lifetime of the Insured. The Loan Account will be reduced by the amount of any loan repayment. Any repayment, other than loan interest, will be allocated to the
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Sub-Accounts and Fixed Account in the same proportion in which Net Premium Payments are currently allocated, unless you instruct otherwise.
If at any time the total Indebtedness against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision, unless the provisions of the No-Lapse Enhancement Rider are preventing policy termination. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy’s value exceeds your basis in the Policy.
Please note that there may be adverse tax consequences in the event that your Policy lapses with an outstanding loan balance.
LAPSE AND REINSTATEMENT
If at any time the Net Accumulation Value is insufficient to pay the Monthly Deduction, unless the provisions of the No-Lapse Enhancement Rider are preventing policy termination, all policy coverage will terminate. This is referred to as Policy Lapse. The Net Accumulation Value may be insufficient:
1)	because it has been exhausted by earlier deductions;
2)	as a result of poor investment performance;
3)	due to Partial Surrenders;
4)	due to Indebtedness for Policy Loans; or
5)	because of a combination of any of these factors.
If we have not received your Premium Payment (or payment of Indebtedness on Policy Loans) necessary so that the Net Accumulation Value of your Policy is sufficient to pay the Monthly Deduction amount on a Monthly Anniversary Day, we will send a written notice to you, or any assignee of record. The notice will state the amount of the Premium Payment (or payment of Indebtedness on Policy Loans) that must be paid to avoid termination of your Policy.
If the amount stated in the notice is not paid to us within the Grace Period, then the Policy will terminate. The Grace Period is the later of (a) 31 days after the notice was mailed, and (b) 61 days after the Monthly Anniversary Day on which the Monthly Deduction could not be paid. If the Insured dies during the Grace Period, we will deduct any charges due to us from any death benefit that may be payable under the terms of the Policy.
No-Lapse Protection
Your Policy includes the No-Lapse Enhancement Rider. This means that your Policy will not lapse as long as the rider No-Lapse Value, less any Indebtedness, is greater than zero.
There is no difference in the calculation of policy values and death benefit between a Policy that has the No-Lapse Enhancement Rider, and a Policy that does not. This is true whether or not the No-Lapse Enhancement Rider is active and keeping the Policy from lapsing.
Availability of the No-Lapse Enhancement Rider may vary in some states. Where available, there is no charge for this feature.
Reinstatement of a Lapsed Policy
If your Policy has lapsed, you may reinstate your Policy within five years of the Policy Lapse date, provided:
1)	it has not been surrendered;
2)	there is an application for reinstatement in writing;
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3)	satisfactory evidence of insurability of the Insured is furnished to us and we agree to accept the risk for the Insured;
4)	we receive a payment sufficient to keep your Policy in force for at least two months; and
5)	any accrued loan interest is paid and any remaining Indebtedness is either paid or reinstated.
The reinstated Policy will be effective as of the Monthly Anniversary Day after the date on which we approve your application for reinstatement. Surrender Charges will be reinstated as of the Policy Year in which your Policy lapsed. Your Accumulation Value at reinstatement will be the Net Premium Payment then made less all Monthly Deductions due. If a Policy Loan is being reinstated, the Policy's Accumulation Value at reinstatement will be the Accumulation Value on the date the Policy lapsed plus the Net Premium Payment made less all Monthly Deductions due.
TAX ISSUES
The federal income tax treatment of your Policy is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your Policy and is not intended as tax advice. This discussion also does not address other federal tax consequences, such as estate, gift and generation-skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the Policy. You should always consult a tax advisor about the application of tax rules to your individual situation.
Taxation of Life Insurance Contracts in General
Tax Status of the Policy.  Section 7702 of the Internal Revenue Code (“Code”) establishes a statutory definition of life insurance for federal tax purposes. We believe that the Policy will meet the statutory definition of life insurance under the Guideline Premium Test, which limits Premiums paid depending upon the Insured's age, gender, and risk classification, provides for a maximum amount of Premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. As a result, the death benefit payable will generally be excludable from the Beneficiary’s gross income, and interest and other income credited will not be taxable unless certain withdrawals are made (or are deemed to be made) from the Policy prior to the death of the Insured, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are “adequately diversified” in accordance with U.S. Treasury Department (“Treasury”) regulations, and (2) we, rather than you, are considered the Owner of the assets of the Separate Account for federal income tax purposes.
The Code also recognizes a Cash Value Accumulation Test, which does not limit Premiums paid, but requires the Policy to provide a minimum death benefit in relation to the policy value, depending on the Insured’s age, gender, and risk classification. We do not apply this test to the Policy.
Investments in the Separate Account Must be Diversified.  For your Policy to be treated as a life insurance contract for federal income tax purposes, the investments of the Separate Account must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the policy value over the Premium Payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the Treasury regulations so that the Separate Account will be considered “adequately diversified.”
Restriction on Investment Options.  Federal income tax law limits your right to choose particular investments for the Policy. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate policy values among the Sub-Accounts may exceed those limits. If so, you would be treated as the Owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing Policies. We reserve the right to modify the Policy without your consent to try to prevent the tax law from considering you as the Owner of the assets of the Separate Account.
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No Guarantees Regarding Tax Treatment.  We make no guarantee regarding the tax treatment of any life insurance policy or of any transaction involving a life insurance policy. However, the remainder of this discussion assumes that your Policy will be treated as a life insurance contract for federal income tax purposes and that the tax law will not impose tax on any increase in your policy value until there is a distribution from your Policy.
Tax Treatment of Life Insurance Death Benefit Proceeds.  In general, the amount of the death benefit payable from a life insurance policy because of the death of the Insured is excludable from gross income. Certain transfers of the Policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied to one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit, which will be excludable from the Beneficiary’s income, and amounts attributable to interest (accruing after the Insured’s death) which will be includible in the Beneficiary’s income.
Tax Deferral During Accumulation Period.  Under existing provisions of the Code, except as described below, any increase in your policy value is generally not taxable to you unless amounts are received (or are deemed to be received) from the Policy prior to the Insured’s death. If there is a total withdrawal from the Policy, the Surrender Value will be includible in your income to the extent the amount received exceeds the “investment in the contract.” (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the Owner.) The “investment in the contract” generally is the aggregate amount of Premium Payments and other consideration paid for the Policy, less the aggregate amount received previously to the extent such amounts received were excludable from gross income. Whether Partial Surrenders (or other amounts deemed to be distributed) from the Policy constitute income to you depends, in part, upon whether the Policy is considered a MEC for federal income tax purposes.
Policies That Are MECs
Characterization of a Policy as a Modified Endowment Contract (“MEC”).  A MEC is a life insurance policy that meets the requirements of Section 7702 and fails the “7-Pay Test” of 7702A of the Code. Your Policy will be classified as a MEC if Premiums are paid more rapidly than allowed by the “7-Pay Test,” a test that compares actual paid Premium in the first seven years against a pre-determined Premium amount as defined in 7702A of the Code. Your Policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if your Policy initially is not a MEC, it may in certain circumstances become a MEC. The circumstances under which your Policy may become a MEC include a material change to your Policy (within the meaning of tax law), a Policy Lapse and reinstatement more than 90 days following the lapse, or a withdrawal or a reduction in the death benefit during the first seven Policy Years.
Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs.  If your Policy is a MEC, withdrawals from your Policy will be treated first as withdrawals of income and then as a recovery of Premium Payments. Thus, withdrawals will be includible in income to the extent the policy value exceeds the investment in your Policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) of any portion of your policy value, and any monthly charge for additional benefits that are not qualified additional benefits, as a withdrawal of such amount or portion. The investment in your Policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.
Penalty Taxes Payable on Withdrawals.  A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy). None of the penalty tax exceptions apply to a taxpayer who is not an individual.
Special Rules if You Own More than One MEC.  In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the
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same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.
Policies That Are Not MECs
Tax Treatment of Withdrawals.  If your Policy is not a MEC, the amount of any withdrawal from the Policy will generally be treated first as a non-taxable recovery of Premium Payments and then as income from the Policy. Thus, a withdrawal from your Policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the Policy immediately before the withdrawal.
Certain Distributions Required by the Tax Law in the First 15 Policy Years.  Section 7702 places limitations on the amount of Premium Payments that may be made and the policy values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the Policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.
Tax Treatment of Loans.  If your Policy is not a MEC, a loan you receive under the Policy is generally treated as your Indebtedness. As a result, no part of any loan constitutes income to you so long as the Policy remains in force. Nevertheless, in those situations where the interest rate credited to the Loan Account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If your Policy lapses (or if all policy value is withdrawn or exchanged to a new policy in a tax-free policy exchange) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.
Other Considerations
Insured Lives Past Age 100.  If the Insured survives beyond the end of the mortality table, which is used to measure charges for the Policy and which ends at age 100, and an option 1 death benefit is in effect, in some circumstances the policy value may equal or exceed the Specified Amount level death benefit. Thus, the policy value may equal the Death Benefit Proceeds. In such a case, we believe your Policy will continue to qualify as life insurance for federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the Accumulation Value in the year the Insured attains age 100.
Compliance with the Tax Law.  We believe that the maximum amount of Premium Payments we have determined for the Policies will comply with the federal tax definition of life insurance. We will monitor the amount of Premium Payments, and, if the Premium Payments during a Policy Year exceed those permitted by the tax law, we will refund the excess Premiums within 60 days of the end of the Policy Year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We may accept alternate instructions from you to prevent your Policy from becoming a MEC. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the Policy with the federal tax definition of life insurance.
Disallowance of Interest Deductions.  Interest on Policy Loan Indebtedness is not deductible.
If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the Beneficiary of a policy issued after June 8, 1997, a portion of the interest on Indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the Policy. This rule also does not apply to a policy owned by an
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entity engaged in a trade or business which covers the joint lives of the 20% Owner of the entity and the Owner’s spouse at the time first covered by the Policy.
Employer-Owned Contracts. In the case of an “employer-owned life insurance contract” as defined in the tax law that is issued (or deemed to be issued) after August 17, 2006, the portion of the death benefit excludable from gross income generally will be limited to the premiums paid for the contract. However, this limitation on the death benefit exclusion will not apply if certain notice and consent requirements are satisfied and one of several exceptions is satisfied. These exceptions include circumstances in which the death benefit is payable to certain heirs of the Insured to acquire an ownership interest in a business, or where the contract covers the life of a director or an Insured who is “highly compensated” within the meaning of the tax law. These rules, including the definition of an employer-owned life insurance contract, are complex, and you should consult with your advisors for guidance as to their application.
Federal Income Tax Withholding.  We will withhold and remit to the IRS a part of the taxable portion of each distribution made under your Policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.
Unearned Income Medicare Contribution. Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of any annuitized distributions that you take from your Policy, but does not apply to any lump sum distribution, Full Surrender, or other non-annuitized distribution. The tax is effective for tax years beginning after December 31, 2012. Please consult your tax advisor to determine whether any distributions you take from your Policy are subject to this tax.
Changes in the Policy or Changes in the Law.  Changing the Owner, exchanging your Policy, and other changes under your Policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Fair Market Value of Your Policy
It is sometimes necessary for tax and other reasons to determine the “value” of your Policy. The value can be measured differently for different purposes. It is not necessarily the same as the Accumulation Value or the Net Accumulation Value. You, as the Owner, should consult with your advisors for guidance as to the appropriate methodology for determining the fair market value of your Policy.
Tax Status of Lincoln Life
Under existing federal income tax laws, the Company does not pay tax on investment income and realized capital gains of the Separate Account. However, the Company does expect, to the extent permitted under Federal tax law, to claim the benefit of the foreign tax credit as the Owner of the assets of the Separate Account. Lincoln Life does not expect that it will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.
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RESTRICTIONS ON FINANCIAL TRANSACTIONS
In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Premium Payment and/or freeze an Owner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders, loans, assignments, Beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the Owner, and held in that account until instructions are received from the appropriate regulator. We also may be required to provide additional information about an Owner's account to government regulators.
Also, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC determines if an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or is not reasonably practicable to determine the value of the Variable Account's net assets (d) if, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we may delay payment of any transfer, Partial Surrender, Full Surrender, or death benefit from a money market Sub-Account until the fund is liquidated, or (e) during any other period when the SEC, by order, so permits for the protection of the Owner.
LEGAL PROCEEDINGS
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
FINANCIAL STATEMENTS
The December 31, 2014 financial statements of the Separate Account and the December 31, 2014 consolidated financial statements of the Company are located in the SAI.
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CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Additional information about Lincoln Life, the Separate Account and your Policy may be found in the Statement of Additional Information (SAI).
Contents of the SAI
GENERAL INFORMATION
Lincoln Life
Capital Markets
Registration Statement
Changes of Investment Policy
Principal Underwriter
Disaster Plan
Advertising & Ratings
Unclaimed Property
SERVICES
Independent Registered Public Accounting Firm
Accounting Services
Checkbook Service for Disbursements

POLICY INFORMATION
Case Exceptions
Assignment
Change of Ownership
Beneficiary
Right to Convert Contract
Change of Plan
Settlement Options
Deferral of Payments
Incontestability
Misstatement of Age or Gender
Suicide
ADDITIONAL INFORMATION ABOUT CHARGES
Surrender Charges
PERFORMANCE DATA
FINANCIAL STATEMENTS
Separate Account
Company
The SAI may be obtained, at no cost to you, by contacting our Administrative Office at the address or telephone number listed on the first page of this prospectus. Your SAI will be sent to you via first class mail within three business days of your request. You may make inquiries about your Policy to this same address and telephone number.
You may request personalized illustrations of death benefits and policy values from your financial advisor without charge.
You may review or copy this prospectus, the SAI, or obtain other information about the Separate Account at the Securities and Exchange Commission’s Public Reference Room. You should contact the SEC at (202) 551-8090 to obtain information regarding days and hours the reference room is open. You may also view information at the SEC’s Internet site, http://www.sec.gov. Copies of information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, NE, Washington, D.C. 20549-0102.
This prospectus, the Underlying Funds' prospectuses, and the SAI are also available on our internet site, www.LincolnFinancial.com
Lincoln Life Flexible Premium Variable Life Account M
1933 Act Registration No. 333-111137
1940 Act Registration No. 811-08557
End of Prospectus
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GLOSSARY OF TERMS
The following terms may appear in your prospectus and are defined below:
7-Pay Test—A test that compares actual paid Premium in the first seven years against a pre-determined Premium amount as defined in 7702A of the Code.
1933 Act—The Securities Act of 1933, as amended.
1940 Act—The Investment Company Act of 1940, as amended.
Accumulation Value (Total Account Value)—An amount equal to the sum of the Fixed Account Value, the Separate Account Value, and the Loan Account Value.
Administrative Fee—The fee which compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including Premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.
Beneficiary—The person designated to receive the Death Benefit Proceeds.
Cash Value Accumulation Test—A provision of the Code that requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the net single Premium required to fund the future benefits under the Policy.
Code—Internal Revenue Code of 1986, as amended.
Cost of Insurance Charge—This charge is the portion of the Monthly Deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value. It is determined by multiplying the Policy's Net Amount at Risk by the Cost of Insurance Rate.
Death Benefit Proceeds—The amount payable to the Beneficiary upon the death of the Insured, based upon the death benefit option in effect. Loans, loan interest, Partial Surrenders, and overdue charges, if any, are deducted from the Death Benefit Proceeds prior to payment. Riders may impact the amount payable as Death Benefit Proceeds in your Policy.
Fixed Account—An allocation option under the Policy, which is a part of our General Account, to which we credit a guaranteed minimum interest rate.
Fixed Account Value—An amount equal to the value of amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or Partial Surrenders.
Full Surrender—The withdrawal of all policy values.
Grace Period—The period during which you may make Premium Payments (or repay Indebtedness) to prevent Policy Lapse. That period is the later of (a) 31 days after the notice was mailed, and (b) 61 days after the Monthly Anniversary Day on which the Policy enters the Grace Period.
Guideline Premium Test—A provision of the Code under which the maximum amount of Premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value is determined.
Indebtedness—The sum of all outstanding loans and accrued interest.
Insured—The person on whose life the Policy is issued.
Lapse Notice—Written notice to you (or any assignee of record) that your Policy will terminate unless we receive payment of Premiums (or payment of Indebtedness on Policy Loans). The notice will state the amount of Premium Payment (or payment of Indebtedness on Policy Loans) that must be paid to avoid termination of your Policy.
Loan Account (Loan Collateral Account)—The account in which policy Indebtedness accrues once it is transferred out of the Sub-Accounts and/or the Fixed Account. The Loan Account is part of our General Account.
Loan Account Value—An amount equal to any outstanding Policy Loans, including any interest charged on the loans. This amount is held in the Company's General Account.
Market Timing Procedures—Policies and procedures from time to time adopted by us as an effort to protect our Owners and the funds from potentially harmful trading activity.
Modified Endowment Contract (MEC)—A life insurance policy that meets the requirements of Section 7702 and fails the “7-Pay Test” of 7702A of the Code. If the policy is a MEC, withdrawals from your
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Policy will be treated first as withdrawals of income and then as a recovery of Premium Payments.
Monthly Anniversary Day—The Policy Date and the same day of each month thereafter. If the day that would otherwise be a Monthly Anniversary Day is non-existent for that month, or is not a Valuation Day, then the Monthly Anniversary Day is the next Valuation Day. The Monthly Deductions are made on the Monthly Anniversary Day.
Monthly Deduction—The amount of the monthly charges for the Cost of Insurance Charge, the Administrative Fee, and charges for riders to your Policy.
Net Accumulation Value—An amount equal to the Accumulation Value less the Loan Account Value.
Net Amount at Risk—The death benefit minus the greater of zero or the Accumulation Value. The Net Amount at Risk may vary with investment performance, Premium Payment patterns, and charges.
Net Premium Payment—An amount equal to the Premium Payment, minus the Premium Load.
Owner—The person or entity designated as Owner in the Policy Specifications unless a new Owner is thereafter named, and we receive written notification of such change.
Partial Surrender—A withdrawal of a portion of your policy values.
Planned Premium—The amount of periodic Premium (as shown in the Policy Specifications) you have chosen to pay the Company on a scheduled basis. This is the amount for which we send a Premium reminder notice.
Policy Anniversary—The same date (month and day) each Policy Year equal to the Policy Date, or the next Valuation Day if the Policy Anniversary is not a Valuation Day or is nonexistent for the year.
Policy Date—The date (shown on the Policy Specification pages) on which life insurance begins if the necessary Premium has been paid.
Policy Loan—The amount you have borrowed against the Surrender Value of your Policy.
Policy Loan Interest—The charge made by the Company to cover the cost of your borrowing against your Policy.
Policy Lapse—The day on which coverage under the Policy ends as described in the Grace Period.
Policy Month— The period from one Monthly Anniversary Day up to, but not including, the next Monthly Anniversary Day.
Policy Specifications— The pages of the Policy which show your benefits, Premium, costs, and other policy information.
Policy Year—Twelve month period(s) beginning on the Policy Date and extending up to but not including the next Policy Anniversary.
Premium (Premium Payment)—The amount paid to us for a life insurance policy.
Premium Load—A deduction from each Premium Payment which covers certain policy-related state and federal tax liabilities as well as a portion of the sales expenses incurred by the Company.
Reduction in Specified Amount—A decrease in the Specified Amount of your Policy.
Right to Examine Period—The period during which the Policy may be returned to us for cancellation.
SAI—Statement of Additional Information.
SEC—The Securities and Exchange Commission.
Separate Account Value (Variable Accumulation Value)—An amount equal to the values in the Sub-Accounts.
Specified Amount (Initial Specified Amount)—The amount chosen by you which is used to determine the amount of death benefit and the amount of rider benefits, if any. The Specified Amount chosen at the time of issue is the “Initial Specified Amount”. The Specified Amount may be increased or decreased after issue if allowed by and described in the Policy.
Sub-Account(s)—Divisions of the Separate Account created by the Company to which you may allocate your Net Premium Payments and among which you may transfer Separate Account Values.
Surrender Charge—The charge we may make if you request a Full Surrender of your Policy or request a Reduction in Specified Amount. The Surrender Charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. A schedule of Surrender Charges is included in each Policy.
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Surrender Value—An amount equal to the Net Accumulation Value less any applicable Surrender Charge, less any accrued loan interest not yet charged.
Underlying Fund—The mutual fund the shares of which are purchased for all amounts you allocate or transfer to a Sub-Account.
Valuation Day—Each day on which the New York Stock Exchange is open and trading is unrestricted.
Valuation Period—The time between Valuation Days.
Variable Accumulation Unit—A unit of measure used in the calculation of the value of each Sub-Account.
46

SAI 1

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Dated May 1, 2015
Relating to Prospectus Dated May 1, 2015 for
Lincoln VULONE product
Lincoln Life Flexible Premium Variable Life Account M, Registrant
The Lincoln National Life Insurance Company, Depositor
The SAI is not a prospectus. The SAI provides you with additional information about Lincoln Life, the Separate Account and your Policy. It should be read in conjunction with the product prospectus.
A copy of the product prospectus may be obtained without charge by writing to our Administrative Office:
Customer Service Center
One Granite Place
Concord, NH 03301
or by telephoning (800) 487-1485, and requesting a copy of the Lincoln VULONE product prospectus.
TABLE OF CONTENTS OF THE SAI

GENERAL INFORMATION
Lincoln Life
The Lincoln National Life Insurance Company (“Lincoln Life”, “the Company”, “we”, “us”, “our”) (EIN 35-0472300), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance policies and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Owners under the policies. Death Benefit Proceeds and rider benefits, to the extent those proceeds and benefits exceed the then current Accumulation Value of your Policy, are backed by the claims-paying ability of Lincoln Life.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Lincoln Life is subject to the laws of Indiana governing insurance companies and to regulation by the Indiana Department of Insurance (“Insurance Department”). An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year along with the Company’s financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Insurance Department. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our General Account. In general, those laws and regulations determine the amount and type of investments which we can make with General Account assets. Such regulation does not, however, involve any supervision of management practices or policies, or our investment practices or policies.
A blanket bond with a per event limit of $50 million and an annual policy aggregate limit of $100 million covers all of the officers and employees of the Company.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors – the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Registration Statement
A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statement, its amendments and exhibits, contain information beyond that found in the prospectus and the SAI. Statements contained in the prospectus and the SAI as to the content of policies and other legal instruments are summaries.
Changes of Investment Policy
We may change the investment policy of the Separate Account at any time. If required by the Insurance Commissioner, we will file any such change for approval with the Department of Insurance in our state of domicile, and in any other state or jurisdiction where this Policy is issued.
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If an Owner objects, his or her Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by us on the life of the Insured. The Owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. We will not require evidence of insurability for this conversion. The new Policy will not be affected by the investment experience of any separate account. The new Policy will be for an amount of insurance equal to or lower than the amount of the death benefit of the current Policy on the date of the conversion.
Principal Underwriter
Lincoln Financial Distributors, Inc. (“LFD”), 130 North Radnor Chester Road, Radnor, PA 19087, is the principal underwriter for the policies, which are offered continuously. LFD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). The principal underwriter has overall responsibility for establishing a selling plan for the policies. LFD received $157,301,781 in 2014, $121,678,619 in 2013 and $46,545,327 in 2012 for the sale of policies offered through the Separate Account. LFD retains no underwriting commissions from the sale of the policies.
Disaster Plan
Lincoln's business continuity and disaster recovery strategy employs system and telecommunication accessibility, system back-up and recovery, and employee safety and communication. The plan includes documented and tested procedures that will assist in ensuring the availability of critical resources and in maintaining continuity of operations during an emergency situation.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or its policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the Policy and do not refer to the performance of the Policy, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our policies. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best, Fitch, and Standard & Poor’s. Our financial strength ratings, which are intended to measure our ability to meet Owners obligations, are an important factor affecting public confidence in most of our policies and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our policies as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index. The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”).  Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”).  The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).  S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track
3

general market performance.  S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors.  The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds.  S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index.  S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be.  S& P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC is not an investment advisor.  Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN.  S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased Insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating Beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws and considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in our practices and procedures for the identification of escheatable funds and Beneficiaries, which would impact claim payments and reserves, among other consequences.
4

SERVICES
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) our financial statements of the Lincoln Life Flexible Premium Variable Life Account M as of December 31, 2014 and for the year then ended and the statement of changes in net assets for each of the years in the two year period ended December 31, 2014; and b) our consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP’s reports, given on their authority as experts in accounting and auditing.
Accounting Services
All accounts, books, records and other documents which are required to be maintained for the Separate Account are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the Separate Account. No separate charge against the assets of the Separate Account is made by us for this service.
Checkbook Service for Disbursements
We offer a checkbook service in which the Death Benefit Proceeds are transferred into an interest-bearing account, in the Beneficiary’s name as Owner of the account. Your Beneficiary has quick access to the proceeds and is the only one authorized to transfer proceeds from the account. This service allows the Beneficiary additional time to decide how to manage Death Benefit Proceeds with the balance earning interest from the day the account is opened.
POLICY INFORMATION
Corporate and Group Purchasers and Case Exceptions
This Policy is available for purchase by corporations and other groups or sponsoring organizations on a multiple-life case basis. We reserve the right to reduce Premium Loads or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including but not limited to, the number of lives to be insured, the total Premiums expected to be paid, total assets under management for the Owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the individual Policies and any other circumstances which we believe to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by us on a uniform case basis. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Owners invested in the Separate Account.
Assignment
While the Insured is living, you may assign your rights in the Policy, including the right to change the Beneficiary designation. The assignment must be in writing, signed by you and recorded at our Administrative Office. We will not be responsible for any assignment that is not submitted for recording, nor will we be responsible for the
5

sufficiency or validity of any assignment. Any assignment is subject to any Indebtedness owed to Lincoln Life at the time the assignment is recorded and any interest accrued on such Indebtedness after we have recorded any assignment.
Once recorded, the assignment remains effective until released by the assignee in writing. As long as an effective assignment remains outstanding, the Owner will not be permitted to take any action with respect to the Policy without the consent of the assignee in writing.
Change of Ownership
As long as the Insured is living, you may name a new Owner by recording a change in ownership in writing at our Administrative Office. The change will be effective as of the date of the latest signature in Good Order. We may require that the Policy be submitted to us for endorsement before making a change.
Beneficiary
The Beneficiary is initially designated on the application and is the person who will receive the Death Benefit Proceeds payable. Multiple Beneficiaries will be paid in equal shares, unless otherwise specified to the Company.
You may change the Beneficiary at any time while the Insured is living, except when we have recorded an assignment of your Policy or an agreement not to change the Beneficiary. Any request for a change in the Beneficiary must be in writing, signed by you, and recorded at our Administrative Office. If the Owner has not reserved the right to change the Beneficiary, such a request requires the consent of the Beneficiary. The change will be effective as of the date of the latest signature in Good Order.
If any Beneficiary dies before the Insured, the Beneficiary’s potential interest shall pass to any surviving Beneficiaries, unless otherwise specified to the Company. If no named Beneficiary survives the Insured, any Death Benefit Proceeds will be paid to you, as the Owner, or to your executor, administrator or assignee.
Right to Convert Contract
You may at any time transfer 100% of the Policy's Accumulation Value to the General Account and choose to have all future Premium Payments allocated to the General Account. After you do this, the minimum period the Policy will be in force will be fixed and guaranteed. The minimum period will depend on the amount of Accumulation Value, the Specified Amount, the sex, attained age and rating class of the Insured at the time of transfer. The minimum period will decrease if you choose to surrender the Policy or make a Partial Surrender. The minimum period will increase if you choose to decrease the Specified Amount, make additional Premium Payments, or we credit a higher interest rate or charge a lower cost of insurance rate than those guaranteed for the General Account.
Change of Plan
Your Policy may be exchanged for another issued by the Company only if the Company consents to the exchange and all requirements for the exchange, as determined by the Company, are met. Your request for exchange must be in writing.
Settlement Options
You may elect or change a settlement option while the Insured is alive. If you have not irrevocably selected a settlement option, the Beneficiary may elect to change the settlement option within 90 days after the Insured dies. If no settlement option is selected, the Death Benefit Proceeds will be paid in a lump sum.
If you assign your Policy as collateral security, we will pay any amount due the assignee in one lump sum. We will pay any remaining Death Benefit Proceeds as elected.
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Your written request to elect, change, or revoke a settlement option must be received in our Administrative Office before payment of the lump sum or any settlement option is initiated. The first payment of the settlement option selected will become payable on the date proceeds are settled. Payments after the first payment will be made on the first day of each month. Once payments have begun, the Policy cannot be surrendered and neither the payee nor the settlement option may be changed.
You have at least four settlement options:
1)	an annuity for the lifetime of the payee;
2)	an annuity for the lifetime of the payee, with monthly payments guaranteed for 60, 120, 180, or 240 months;
3)	monthly payments for a stated number of years, at least five but no more than thirty; or
4)	payment of a maximum of 3% interest annually on the sum left on deposit.
We may offer you or your Beneficiary additional settlement options in the future.
Deferment of Payments
Amounts payable as a result of loans, Surrenders or Partial Surrenders will be paid within seven calendar days of our receipt of such a request in a form acceptable to us. We may defer payment or transfer from the Fixed Account up to six months at our option. If we exercise our right to defer any payment from the Fixed Account, interest will accrue and be paid (as required by law) from the date you would otherwise have been entitled to receive the payment. We will not defer any payment used to pay Premiums on policies with us.
Incontestability
The Company will not contest your Policy or payment of the Death Benefit proceeds based on the Initial Specified Amount, or an increase in the Specified Amount requiring evidence of insurability, after your Policy or increase has been in force for two years from Date of Issue or increase (in accordance with state law).
Misstatement of Age or Gender
If the age or gender of the Insured has been misstated, benefits will be adjusted based on the following values:
1)	the net amount at risk at the time of the Insured’s death;
2)	the ratio of the monthly cost of insurance applied in the Policy Month of death to the monthly cost of insurance that should have been applied at the true age and gender in the Policy Month of death; and
3)	the Accumulation Value at the time of the Insured’s death.
The amount of Death Benefit Proceeds will be 1. multiplied by 2. and then the result added to 3.
Suicide
If the Insured dies by suicide, while sane or insane, within two years from the Date of Issue, the Company will pay no more than the sum of the Premiums paid, less any Indebtedness and the amount of any Partial Surrenders. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, the Company will pay no more than a refund of the monthly charges for the cost of the increased amount. This time period could be less depending on the state of issue.
7

ADDITIONAL INFORMATION ABOUT CHARGES
Surrender Charges
The initial maximum Surrender Charge is calculated as (a) plus (b), with that result not to exceed (c), minus (d), where
(a)	is 1.25 times the current rate net level Premium for the Specified Amount of insurance, calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest;
(b)	is $10 per $1000 of Specified Amount;
(c)	is $50 per $1000 of Specified Amount; and
(d)	is the excess of the first policy year per thousand monthly deductions over the average of the per thousand monthly deductions in policy years 2 through 20.
Algebraically, this formula is equivalent to Min{a+b,c} -d.
The maximum Surrender Charge decreases from its initial amount during the first 15 years. In general terms, the initial maximum Surrender Charge is amortized in proportion to a 20 year life contingent annuity due. In formulas, the maximum Surrender Charge at a point in time “t” years after issue is (a) times (b), where
(a)	is the initial maximum Surrender Charge; and
(b)	is the ratio of a life contingent annuity due beginning at time t and ending 20 years after issue, divided by a life contingent annuity due beginning at issue and ending 20 years after issue, both calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest.
The actual Surrender Charge may be less than the maximum Surrender Charge, and is included in each policy. No Surrender Charge is applied in the 16th Policy Year or beyond.
PERFORMANCE DATA
Performance data may appear in sales literature or reports to Owners or prospective buyers.
Past performance cannot guarantee comparable future results. Performance data reflects the time period shown on a rolling monthly basis and is based on Sub-Account level values adjusted for your Policy’s expenses.
Data reflects:
•	an annual reduction for fund management fees and expenses, and
•	a policy level mortality and expense charge applied on a daily equivalent basis, but
•	no deductions for additional policy expenses (i.e., Premium Loads, Administrative Fees, and Cost of Insurance Charges), which, if included, would have resulted in lower performance.
These charges and deductions can have a significant effect on policy values and benefits. Ask your financial representative for a personalized illustration reflecting these costs.
Sub-Account performance figures are historical and include change in share price, reinvestment of dividends and capital gains and are net of the asset management expenses that can be levied against the Sub-Account.
The Average Annual Returns in the table below are calculated in two ways, one for Money Market Sub-Account, one for all other Sub-Accounts. Both are according to methods prescribed by the SEC.
Money Market Sub-Account:
The Average Annual Return is the income generated by an investment in the Money Market Sub-Account over a seven-day period, annualized. The process of annualizing results when the amount of income generated by the
8

investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.
The Money Market Sub-Account’s return is determined by:
a)	calculating the change in unit value for the base period (the 7-day period ended December 31, of the previous year); then
b)	dividing this figure by the unit value at the beginning of the period; then
c)	annualizing this result by the factor of 365/7.
Other Sub-Accounts:
The Average Annual Return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:
P(1 + T)n = ERV
Where:	P = a hypothetical initial purchase payment of $1,000
T = average annual total return for the period in question
N = number of years
ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 3-year, 5-year, or 10-year period in question (or fractional period thereof)
The formula assumes that:
(1)	all recurring fees have been charged to the Owner’s accounts; and
(2)	there will be a complete redemption upon the anniversary of the 1-year, 3-year, 5-year, or 10-year period in question.
In accordance with SEC guidelines, we report Sub-Account performance back to the first date that the fund became available, which could pre-date its inclusion in this product. Where the length of the performance reporting period exceeds the period for which the fund was available, Sub-Account performance will show an “N/A”.
FINANCIAL STATEMENTS
The December 31, 2014 financial statements of the Separate Account and the December 31, 2014 consolidated financial statements of the Company follow.
9

Prospectus 2

Lincoln Life Flexible Premium Variable Life Account M
The Lincoln National Life Insurance Company
Home Office Location:
1300 South Clinton Street
P.O. Box 1110
Fort Wayne, IN 46802
(800) 454-6265
Administrative Office:
Customer Service Center
One Granite Place
Concord, NH 03301
(800) 487-1485

A Flexible Premium Variable Life Insurance Policy

This prospectus describes Lincoln VULONE2005, a flexible premium variable life insurance contract (the “Policy”), offered by The Lincoln National Life Insurance Company (“Lincoln Life”, “the Company”, “We”, “Us”, “Our”). The Policy provides for death benefits and policy values that may vary with the performance of the underlying investment options. Read this prospectus carefully to understand the Policy being offered. Remember, you are looking to the financial strength of the Company for fulfillment of the contractual promises and guarantees, including those related to death benefits.
The state in which your Policy is issued will govern whether or not certain features, riders, charges and fees will be allowed in your Policy. You should refer to your Policy for these state-specific features. Please check with your financial advisor regarding their availability.
You, the Owner, may allocate Net Premiums to the variable Sub-Accounts of our Flexible Premium Variable Life Account M, established on December 2, 1997 (“Separate Account”), or to the Fixed Account. Each Sub-Account invests in shares of a certain fund offered by the following fund families. These funds are collectively known as the Elite Series. Comprehensive information on the funds may be found in the funds' prospectuses which is furnished with this prospectus.
•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
•	AllianceBernstein Variable Products Series Fund
•	American Century Variable Portfolios II, Inc.
•	American Funds Insurance Series®
•	BlackRock Variable Series Funds, Inc.
•	Delaware VIP® Trust
•	Deutsche Investments VIT Funds
•	Deutsche Variable Series II
•	Fidelity® Variable Insurance Products
•	Franklin Templeton Variable Insurance Products Trust
•	JPMorgan Insurance Trust
•	Legg Mason Partners Variable Equity Trust
•	Lincoln Variable Insurance Products Trust
•	MFS® Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	PIMCO Variable Insurance Trust

Additional information on Lincoln Life, the Separate Account and this Policy may be found in the Statement of Additional Information (the “SAI”). See the last page of this prospectus for information on how you may obtain the SAI.
Certain terms used in this prospectus are defined within the sentences where they appear, within relevant provisions of the prospectus, including footnotes or they may be found in the prospectus Glossary, if one is provided, at the back of the prospectus.
To be valid, this prospectus must have the current funds’ prospectuses with it. Keep all prospectuses for future reference.
The Securities and Exchange Commission has not approved or disapproved these securities or determined this prospectus is accurate or complete. It is a criminal offense to state otherwise.
This Policy may not be available in all states, and this prospectus only offers the Policy for sale in jurisdictions where such offer and sale are lawful.
Prospectus Dated: May 1, 2015

POLICY SUMMARY
Benefits of Your Policy
Death Benefit Protection.  The Policy described in this prospectus is a variable life insurance policy which provides death benefit protection. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. It is not meant to be used for speculation, arbitrage, viatical arrangements or other collective investment schemes. The Policy may not be traded on any stock exchange and is not intended to be sold on any secondary market. You should consider other forms of investments if you do not need death benefit protection, as there are additional costs and expenses in providing the insurance. Benefits of the Policy will be impacted by a number of factors discussed in this prospectus, including adverse investment performance and the amount and timing of Premium Payments.
Tax Deferred Accumulation.  Variable life insurance has significant tax advantages under current tax law. Policy values accumulate on a tax-deferred basis. A transfer of values from one Sub-Account to another within the Policy currently generates no current taxable gain or loss. Any investment income and realized capital gains within a Sub-Account, or interest from the Fixed Account, is automatically reinvested without being taxed to the Owner.
Access to Your Policy Values.  Variable life insurance offers access to policy values. You may borrow against your Policy or surrender all or a portion of your Policy. Your Policy can support a variety of personal and business financial planning needs.
Flexibility.  The Policy is a flexible premium variable life insurance contract in which flexible Premium Payments are permitted. You may select death benefit options and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment Sub-Account choices within your Policy. With the wide variety of investment Sub-Accounts available, it is possible to fine tune an investment mix to meet changing personal objectives or investment conditions. Premium Payments and policy values you choose to allocate to Sub-Accounts are used by us to purchase shares of funds which follow investment objectives similar to the investment objectives of the corresponding Sub-Account. Those funds are referred to in this prospectus as “Underlying Funds”. You should refer to this prospectus and the prospectus for each Underlying Fund for comprehensive information on the Sub-Accounts and the funds. You may also allocate Premiums and policy values to the Fixed Account.
Risks of Your Policy
Fluctuating Investment Performance.  Sub-Accounts and policy values in the Sub-Accounts are not guaranteed and will increase and decrease in value according to investment performance of the Underlying Fund. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account’s objective and risk is found in this prospectus. A comprehensive discussion of each Underlying Fund's objective and risk is found in each Underlying Fund's prospectus. You should review these prospectuses before making your investment decision. Your choice of Sub-Accounts and the performance of the Underlying Funds will impact the Policy's Accumulation Value and will impact how long the Policy remains in force, its tax status, and the amount of Premium you need to pay to keep the Policy in force.
Policy Values in the Fixed Account.  Premium Payments and policy values allocated to the Fixed Account are held in the Company's General Account. Note that there are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer all of the balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so. Therefore, you should carefully consider whether the Fixed Account meets your investment needs. Unlike assets held in the Company's Separate Account, of which the Sub-Accounts form a part, the assets of the General Account are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. The general liabilities of the Company include obligations we assume under other types of insurance policies and financial products we sell and it is important to remember that you are relying on the financial strength of the Company for the fulfillment of the contractual promises and guarantees we make to you in the Policy, including those relating to the payment of death benefits. For more information, please see “Lincoln Life, The Separate Account and The General Account” and “Transfers” sections of this prospectus.
Unsuitable for Short-Term Investment.  This Policy is intended for long-term financial and investment planning for persons needing death benefit protection. It is unsuitable for short-term goals and is not designed to serve as a vehicle for frequent trading.
Policy Lapse.  Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too low in relation to the insurance amount or if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated. In addition, outstanding Policy Loans and Partial Surrenders will increase the risk of lapse.
Decreasing Death Benefit.  Outstanding Policy Loans or any amounts that you have surrendered will reduce your Policy’s death benefit. Depending upon your choice of death benefit option, adverse performance of the Sub-Accounts you choose may also decrease your Policy's death benefit.
Consequences of Surrender.  Surrender Charges are assessed if you surrender your Policy within the first 10-15 Policy Years, and fees assessed for Partial Surrenders in all Policy Years. Depending on the amount of Premium paid, or any Reduction in Specified Amount, there may be little or no Surrender Value available. Partial Surrenders may reduce the policy value and death benefit, and may increase the risk of lapse. To avoid lapse, you may be required to make additional Premium Payments. Full or Partial Surrenders may result in tax consequences.
Tax Consequences.  You should always consult a tax advisor about the application of federal and state tax rules to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences.
Tax Treatment of Life Insurance Contracts.  Your Policy is designed to enjoy the favorable tax treatment afforded life insurance, including the exclusion of death benefits from income tax, the ability to take distributions and loans over the life of your Policy, and the deferral of taxation of any increase in the value of your Policy. If the Policy does fail to qualify, you will be subject to the denial of those important benefits. In addition, if you pay more Premiums than permitted under the federal tax law your Policy may still be life insurance but will be classified as a Modified Endowment Contract (“MEC”) whereby only the tax benefits applicable to death benefits will apply and distributions will be subject to immediate taxation and to an added penalty tax.
Tax Law Compliance.   We believe that the Policy will satisfy the federal tax law definition of life insurance, and we will monitor your Policy for compliance with the tax law requirements. The discussion of the tax treatment of your Policy is based on the current Policy, as well as the current rules and regulations governing life insurance. Please note that changes made to the Policy, as well as any changes in the current tax law requirements, may affect the Policy's qualification as life insurance or may have other tax consequences.
Cyber-Attack. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, (any third party administrator), the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Policy value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Policy to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.

Charges and Fees
This section describes the fees and expenses that you will pay when buying, owning or surrendering your Policy. Refer to the “Policy Charges and Fees” section later in this prospectus for more information.
Table I describes the fees and expenses that you will pay at the time you purchase your Policy, surrender your Policy, or transfer policy values between Sub-Accounts.
Table I: Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge as a percentage of Premiums paid (Premium Load). Note: Includes 3.0% charge for state and federal tax obligations.	When you pay a Premium.	7.0%[1]
Surrender Charge*[2]
A dollar amount per $1,000 of Specified Amount	Upon Full Surrender of your Policy (years 1-15). When you make certain Specified Amount decreases (years 1-10).
Maximum Charge		$54.00 per $1,000
Minimum Charge		$0.00 per $1,000
Maximum Charge for a Representative Insured: male, age 45, standard non-tobacco, in year one.		$34.34 per $1,000
Partial Surrender Fee	When you take a Partial Surrender of your Policy.	The lesser of $25 or 2% of the amount surrendered.
Transfer Fee	Applied to any transfer request in excess of 24 made during any Policy Year.	$25
*	These charges and costs vary based on individual characteristics. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your financial advisor.
[1]	The Maximum Sales Charge Imposed on Premiums (Premium Load) is anticipated to cover the Company's costs for sales expenses and any policy-related state and federal tax liabilities. Policy-related taxes imposed by states range from 0.0% to 5.0%. In considering policy-related state taxes component of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the Owner resides. We use an average of 3% to account for state and federal tax obligations.
[2]	During the life of the Policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your Policy's Surrender Value as of the date of your request. If you wish to surrender more than 90% of your Policy's Surrender Value, you must request a Full Surrender of your Policy, which is subject to the Surrender Charge reflected in the table above. (See section headed “Partial Surrenders” for a discussion of Partial Surrenders of your Policy.)

Table II describes the fees and expenses that you will pay periodically during the time that you own your Policy, not including the fund operating expenses shown in Table III.
Table II: Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance*	Monthly
A dollar amount per $1,000 of Net Amount at Risk
Maximum Charge[1]		$83.33 per $1,000
Minimum Charge		$0.00 per $1,000
Maximum Charge for a Representative Insured: male, age 45, standard non-tobacco.		$0.38 per $1,000
Mortality and Expense Risk Charge (“M&E”)	Daily (at the end of each Valuation Day).	A percentage of the value of the Separate Account, guaranteed at an effective annual rate of 0.50%.[2]
Fixed Account Asset Charge	Daily	A percentage of the value of the Fixed Account, guaranteed at an effective annual rate of 0.50%.
Administrative Fee*	Monthly
Flat fee; plus		$10 in all years
For the first 10 Policy Years from Policy Date or increase in Specified Amount, a monthly fee per $1,000 of Initial Specified Amount or increase in Specified Amount:
Maximum Charge		$1.25 per $1,000
Minimum Charge		$0.01 per $1,000
Maximum Charge for a Representative Insured: male, age 45, standard non-tobacco.		$0.08 per $1,000
Policy Loan Interest	Annually	5.5% annually of the amount held in the Loan Account.[3]
Rider Charges		Individualized based on optional rider(s) selected.
Accounting Value Rider	N/A	There is no charge for this rider.
Change of Insured Rider	N/A	There is no charge for this rider.

Table II: Periodic Charges Other Than Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
No-Lapse Enhancement Rider	N/A	There is no charge for this rider.
Overloan Protection Rider	One-time charge when you elect to use the benefit	Maximum charge of 5% of the then current Accumulation Value.
Supplemental Term Insurance Rider*	Monthly
A dollar amount per $1,000 of Net Amount at Risk
Maximum Charge[1]		$83.33 per $1,000
Minimum Charge		$0.00 per $1,000
Maximum Charge for Representative Insured: male, age 45, standard non-tobacco.		$0.38 per $1,000
In addition, a monthly fee per $1,000 of Term Specified Amount or increase in Term Specified Amount:
Maximum Charge		$1.25 per $1,000
Minimum Charge		$0.01 per $1,000
Maximum Charge for Representative Insured: male, age 45, standard non-tobacco.		$0.08 per $1,000
Waiver of Monthly Deduction Rider*	Monthly
Rate factor is percent of all other covered monthly charges.
Maximum Charge		12%
Minimum Charge		2%
Maximum Charge for a Representative Insured: male, age 45, standard non-tobacco.		3.5%
*	These charges and costs vary based on individual characteristics. The charges and costs shown in the tables may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your financial advisor.

[1]	Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 800% of the standard rate. However, under no circumstances would it be higher than the maximum amount shown in the table above.
[2]	Guaranteed at an effective annual rate of 0.50% in Policy Years 1-10 and 0.20% in Policy Years 11 and beyond.
[3]	Annual interest rate of 5.5% in Policy Years 1-10 and 4.5% in Policy Years 11 and later.
Table III shows the annual fund fees and expenses that are deducted daily from the Underlying Funds in which your Sub-Account invests. The table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay during the time you own your Policy. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.
These fees and expenses may change at any time.
Table III: Total Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Total Annual Operating Expense	Maximum	Minimum
Total management fees, distribution and/or service (12b-1) fees, and other expenses.	2.40% [1]	0.21%
[1]	The Total Annual Operating Expenses shown in the table do not reflect waivers and reductions. Underlying Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 1.71%. These waivers and reductions generally extend through April 30, 2016 but may be terminated at any time by the Underlying Fund. Refer to the Underlying Fund’s prospectus for specific information on any waivers or reductions in effect. The minimum and maximum percentages shown in the table include Fund Operating Expenses of mutual funds, if any, which may be acquired by the Underlying Funds which operate as Fund of Funds. Refer to such Underlying Fund’s prospectus for details concerning Fund Operating Expenses of mutual fund shares acquired by it, if any. In addition, certain Underlying Funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“Redemption Fees”) not reflected in the table above. As of the date of this prospectus, none have done so. Redemption Fees are discussed in the Market Timing section of this prospectus and further information about Redemption Fees is contained in the prospectus for such Underlying Fund, copies of which accompany this prospectus or may be obtained by calling 1-800-487-1485.

LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT
The Lincoln National Life Insurance Company (Lincoln Life, the Company, we, us, our) (EIN 35-0472300), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance policies and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to owners under the policies. Death Benefit Proceeds and rider benefits to the extent those proceeds and benefits exceed the then current Accumulation Value of your Policy are backed by the claims-paying ability of Lincoln Life. Our claims paying ability is rated from time to time by various rating agencies. Information with respect to our current ratings is available at our website noted below under “How to Obtain More Information.” Those ratings do not apply to the Separate Account, but reflect the opinion of the rating agency companies as to our relative financial strength and ability to meet contractual obligations to owners of our policies. Ratings can and do change from time to time. Additional information about ratings is included in the Statement of Additional Information.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
General Account. The General Account represents all of the general assets of the Company. Our general assets include all assets other than those held in separate accounts which we sponsor. We will invest the assets of the General Account in accordance with applicable law. Additional information concerning laws and regulations applicable to the investment of the assets of the General Account is included in the Statement of Additional Information.
Fixed Account. The Fixed Account assets are general assets of the Company, and are held in the Company’s General Account. Amounts allocated to the Fixed Account are not subject to market fluctuation.
Separate Account. The investment performance of assets in the Separate Account is kept separate from that of the Company’s General Account. Separate Account assets attributable to the Policies are not charged with the general liabilities of the Company. Separate Account income, gains and losses are credited to or charged against the Separate Account without regard to the Company’s other income, gains or losses. The Separate Account’s values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the “SEC” or the “Commission”) as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”) and meets the definition of “separate account.” We may change the investment policy of the Separate Account at any time. If required by the Insurance Commissioner, we will file any such change for approval with the Department of Insurance in our state of domicile, and in any other state or jurisdiction where this Policy is issued.
Our Financial Condition.  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our Owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected policy and claims payments.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of reserves, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our General Account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.   We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the

Statement of Additional Information please contact our Administration Office at the address or telephone number listed on the first page of this prospectus. In addition, the Statement of Additional Information is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.LincolnFinancial.com.
Fund Participation Agreements
In order to make the Underlying Funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisors or distributors. In some of these agreements, we must perform certain services for the Underlying Fund advisors or distributors. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Owners with statements showing their positions within the funds; processing dividend payments; providing sub-accounting services for shares held by Owners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Owners. For these administrative functions, we may be compensated at annual rates of between 0.00% and 0.48% based upon the assets of an Underlying Fund attributable to the Policies. Additionally, an Underlying Fund’s advisor and/or distributor (or its affiliates) may provide us with certain services that assist us in the distribution of the Policies and may pay us and/or certain affiliates amounts to participate in sales meetings. We may also receive compensation for marketing and distribution which may come from 12b-1 fees, or be paid by the advisors or distributors. The Underlying Funds offered by the following trusts or corporations make payments to Lincoln Life under their distribution plans in consideration of the administrative functions Lincoln Life performs: American Funds Insurance Series, Fidelity Variable Insurance Products, Lincoln Variable Insurance Products Trust and PIMCO Variable Insurance Trust.
Payments made out of the assets of an Underlying Fund will reduce the amount of assets that otherwise would be available for investment and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Underlying Fund’s average net assets, which can fluctuate over time. If, however, the value of the Underlying Fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the Underlying Fund goes down, payments to us (or our affiliates) would decrease.
Distribution of the Policies and Compensation
The Policy is distributed by broker-dealer firms through their registered representatives who are appointed as life insurance agents for the Company, subject to the terms of selling agreements entered into by such firms, the Company and the Company’s Principal Underwriter, Lincoln Financial Distributors, Inc. (“LFD”). The Company’s affiliates, Lincoln Financial Advisors Corporation and Lincoln Financial Services Corporation (collectively, “LFN”), have such agreements in effect with LFD and the Company. In addition to compensation for distributing the Policy as described below, the Company provides financial and personnel support to LFD and LFN for operating and other expenses, including amounts used for recruitment and training of personnel, production of literature and similar services.
The maximum total compensation we pay to any broker-dealer firm in the form of commission or expense reimbursement allowance, inclusive of any bonus incentives, with respect to policy sales is 140% of the first year Premium and 5% of all other Premiums paid. The actual amount of such compensation or the timing and manner of its receipt may be affected by a number of factors including: (a) choices the Owner has made at the time of application for the Policy, including the choice of riders; (b) the volume of business produced by the firm and its representatives; or (c) the profitability of the business the firm has placed with the Company. Also, in lieu of premium-based commission, equivalent amounts may be paid over time based on Accumulation Value.
In some situations, the broker-dealer may elect to share its commission or expense reimbursement allowance with its registered representatives. Registered representatives of broker-dealer firms may also be eligible for cash bonuses and “non-cash compensation.” “Non-cash compensation”, as defined under FINRA’s rules, includes but is not limited to, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses.
Broker-dealers or their affiliates may be paid additional amounts for: (1) “preferred product” treatment of the Policies in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the Policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the broker-dealer offers. Loans may be provided to broker-dealers or their affiliates to help finance marketing and distribution of the Policies, and those loans may be forgiven if aggregate sales goals are met. In addition, staffing or other administrative support and services may be provided to broker-dealers who distribute the Policies.
These additional types of compensation are not offered to all broker-dealers. The terms of any particular agreement governing compensation may vary among broker-dealers and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide broker-dealers and/or their registered representatives with an incentive to favor sales of the Policies over other variable life insurance policies (or other investments) with respect to which a broker-dealer does not receive additional compensation, or receives lower levels of additional compensation. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the Policy to you or for any alternative proposal that may have been presented to you. You may wish to take such payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a Policy.
Depending on the particular selling arrangements, there may be others who are compensated for distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the Policies. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the Policies, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Owners or the Separate Account. The potential of receiving, or the receipt of, such marketing assistance or other services and the payment to those who control access or for referrals, may provide broker-dealers and/or their registered representatives an incentive to favor sales of the Policies over other variable life insurance policies (or other investments) with respect to which a broker-dealer does not receive similar assistance or disadvantage issuers of other variable life insurance policies (or other investments) which do not compensate for access or referrals. All compensation is paid from our resources, which include fees and charges imposed on your Policy.
We do not anticipate that the Surrender Charge, together with the portion of the Premium Load attributable to sales expense, will cover all sales and administrative expenses which we will incur in connection with your Policy. Any such shortfall would be available for recovery from the Company’s General Account, which supports insurance and annuity obligations.
Sub-Accounts and Funds
The variable investment options in the Policy are Sub-Accounts of the Separate Account (“Sub-Accounts”). Each Sub-Account invests in shares in a single Underlying Fund. All amounts allocated or transferred to a Sub-Account are used to purchase shares of the appropriate Underlying Fund. You do not invest directly in these Underlying Funds. The investment performance of each Sub-Account will reflect the investment performance of the Underlying Fund.
We create Sub-Accounts and select the Underlying Funds, the shares of which are purchased by amounts allocated or transferred to the Sub-Accounts, based on several factors, including, without limitation, asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will compensate us for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, the fund’s investment advisor, or its distributor. We review each Underlying Fund periodically after it is selected. Upon review, we may either close a Sub-Account or restrict allocation of additional purchase payments to a Sub-Account if we determine the Underlying Fund no longer meets one or more of the factors and/or if the Sub-Account has not attracted significant Owner assets. Alternatively, we may seek to substitute another fund which follows a similar investment objective as the Underlying Fund, subject to receipt of applicable regulatory approvals. Finally, when we develop a variable life insurance product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
A given Underlying Fund may have an investment objective and principal investment strategy similar to those for another fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.
Certain of the Underlying Funds, including funds managed by an advisor affiliated with us, employ risk management strategies that are intended to control the Underlying Funds’ overall volatility, and for some Underlying Funds, to also reduce the downside exposure of the Underlying Funds during significant market downturns. These risk management strategies could limit the upside participation of the Underlying Fund in rising equity markets relative to other funds. The success of the advisor’s risk management strategy depends, in part, on the advisor’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Underlying Fund’s benefit. There is no guarantee that the strategy can achieve or maintain the Underlying Fund’s optimal risk targets. The Underlying Fund’s performance may be negatively impacted in certain markets as a result of reliance on these strategies. In low volatility markets the volatility management strategy may not mitigate losses. In addition, the advisor may not be able to effectively implement the strategy during rapid or extreme market events. Such inefficiency in implementation could cause the Underlying Fund to lose more money than investing without the risk management strategy or not realize potential gains. Any one of these factors could impact the success of the volatility management strategy, and the Underlying Fund may not perform as expected. Also, several of the Underlying Funds may invest in non-investment grade, high-yield, and high-risk debt securities (commonly referred to as “junk bonds”) as detailed in the individual Underlying Fund prospectus. For more information about the Underlying Funds and the investment strategies they employ, please refer to the Underlying Funds’ current prospectuses.
Shares of the Underlying Fund are available to insurance company separate accounts which fund variable annuity contracts and variable life insurance policies, including the Policy described in this prospectus. Because shares are offered to separate accounts of both affiliated and unaffiliated insurance companies, it is conceivable that, in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in these Underlying Funds simultaneously, since the interests of such Owners or contractholders may differ. Although neither the Company nor the Underlying Funds currently foresees any such disadvantages either to variable life insurance or to variable annuity Owners, each Underlying Fund’s Board of Trustees/Directors has agreed to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, the Separate Account might withdraw its investment in an Underlying Fund. This might force that Underlying Fund to sell the securities it holds at disadvantageous prices. Owners will not bear the attendant expense.
There is no assurance that the investment objective of any of the Underlying Funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. The amount of risk varies significantly among the Sub-Accounts. You should read each Underlying Fund’s prospectus carefully before making investment choices. In particular, also please note, there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to Policy fees and expenses, the yields of any Sub-Account investing in a money market fund may become extremely low and possibly negative.

Additional Sub-Accounts and Underlying Funds may be made available in our discretion. The right to select among Sub-Accounts will be limited by the terms and conditions imposed by the Company.
The Underlying Funds and their investment advisors and objectives are listed below. Comprehensive information on each Underlying Fund, its objectives and past performance may be found in that Underlying Fund’s prospectus or summary prospectus. Prospectuses for each of the Underlying Funds listed below accompany this prospectus and are available by calling 1-800-487-1485 or by referring to the contact information provided by the Underlying Fund’s on the cover page of its summary prospectus.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. International Growth Fund (Series I Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class A): Long-term growth of capital. (formerly AllianceBernstein VPS Global Thematic Growth Portfolio)
•	AB VPS Growth and Income Portfolio (Class A): Long-term growth of capital.
(formerly AllianceBernstein VPS Growth and Income Portfolio)
This fund is available only to existing Owners as of May 16, 2011. Consult your financial advisor.
•	AB VPS International Value Portfolio (Class A): Long-term growth of capital.
(formerly AllianceBernstein VPS International Value Portfolio)
This fund is available only to existing Owners as of May 21, 2012. Consult your financial advisor.
•	AB VPS Small/Mid Cap Value Portfolio (Class A): Long-term growth of capital. (formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio)
American Century Variable Portfolios II, Inc., advised by American Century Investment Management, Inc.
•	Inflation Protection Fund (Class I): Long-term total return using a strategy that seeks to protect against U.S. inflation.
This fund is available only to existing Owners as of May 17, 2010. Consult your financial advisor.
American Funds Insurance Series®, advised by Capital Research and Management Company.
•	Global Growth Fund (Class 2): Long-term growth of capital.
•	Global Small Capitalization Fund (Class 2): Long-term capital growth.
•	Growth Fund (Class 2): Capital growth.
•	Growth-Income Fund (Class 2): Long-term growth of capital and income.
•	International Fund (Class 2): Long-term growth of capital.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	Global Allocation V.I. Fund (Class I): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company.*
•	Diversified Income Series (Standard Class): Maximum long-term total return consistent with reasonable risk.
•	Emerging Markets Series (Standard Class): Long-term capital appreciation.
•	High Yield Series (Standard Class): Total return and, as a secondary objective, high current income. This fund is available only to existing Owners as of May 17, 2010. Consult your financial advisor.
•	Limited-Term Diversified Income Series (Standard Class): Maximum total return, consistent with reasonable risk.

•	REIT Series (Standard Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Small Cap Value Series (Standard Class): Capital appreciation.
•	Smid Cap Growth Series (Standard Class): Long-term capital appreciation.
•	U. S. Growth Series (Standard Class): Long-term capital appreciation.
•	Value Series (Standard Class): Long-term capital appreciation.
Deutsche Investments VIT Funds, advised by Deutsche Investment Management Americas Inc.
•	Deutsche Equity 500 Index VIP Portfolio (Class A): To replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the “S&P 500® Index”), which emphasizes stocks of large US companies.
This fund is available only to existing Owners as of May 21, 2007. Consult your financial advisor.
•	Deutsche Small Cap Index VIP Portfolio (Class A): To replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.
This fund is available only to existing Owners as of May 21, 2007. Consult your financial advisor.
Deutsche Variable Series II, advised by Deutsche Investment Management Americas Inc.
•	Deutsche Alternative Asset Allocation VIP Portfolio (Class A)(2): Capital appreciation.
Fidelity® Variable Insurance Products, advised by Fidelity Management & Research Company and FMR Co., Inc.
•	Contrafund® Portfolio (Service Class): Long-term capital appreciation.
•	Growth Portfolio (Service Class): To achieve capital appreciation.
•	Mid Cap Portfolio (Service Class): Long-term growth of capital.
•	Overseas Portfolio (Service Class): Long-term growth of capital. This fund is available only to existing Owners as of May 16, 2011. Consult your financial advisor.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisors, Inc. for the Franklin Income VIP Fund, the Franklin Small-Mid Cap Growth VIP Fund and the Templeton Global Bond VIP Fund, by Templeton Global Advisors Limited for the Templeton Growth VIP Fund, and by Franklin Mutual Advisors, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Income VIP Fund (Class 1): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 1): Capital appreciation; income is a secondary consideration.
•	Franklin Small-Mid Cap Growth VIP Fund (Class 1): Long-term capital growth. This fund is available only to existing Owners as of May 16, 2011. Consult your financial advisor.
•	Templeton Global Bond VIP Fund (Class 1): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
•	Templeton Growth VIP Fund (Class 1): Long-term capital growth. This fund is available only to existing Owners as of May 21, 2007. Consult your financial advisor.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 1): Maximize long-term total return. This fund will be available on or about May 11, 2015. Consult your financial advisor.
Legg Mason Partners Variable Equity Trust, advised by LeggMason Partners Fund Advisor, LLC.
•	ClearBridge Variable Mid Cap Core Portfolio (Class I): Long-term growth of capital.

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP Baron Growth Opportunities Fund (Standard Class): Capital appreciation.
•	LVIP BlackRock Emerging Markets Managed Volatility Fund (Standard Class): To invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility.
(formerly LVIP BlackRock Emerging Markets RPM Fund)
•	LVIP BlackRock Equity Dividend Managed Volatility Fund (Standard Class): Reasonable income by investing primarily in income-producing equity securities.
(formerly LVIP BlackRock Equity Dividend RPM Fund)
•	LVIP BlackRock Inflation Protected Bond Fund (Standard Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP BlackRock U.S. Opportunities Managed Volatility Fund (Standard Class): Long-term capitalization. This fund will be available on or about May 11, 2015. Consult your financial advisor.
•	LVIP Clarion Global Real Estate Fund (Standard Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP ClearBridge Large Cap Managed Volatility Fund (Standard Class)(2): Long-term capital appreciation. This fund will be available on or about May 11, 2015. Consult your financial advisor.
•	LVIP Delaware Bond Fund (Standard Class)*: Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Standard Class)*: Total return.
•	LVIP Delaware Foundation® Aggressive Allocation Fund (Standard Class)*: Long-term capital growth. This fund is available only to existing Owners as of May 18, 2009. Consult your financial advisor.
•	LVIP Delaware Social Awareness Fund (Standard Class)*: To maximize long-term capital appreciation.
•	LVIP Delaware Special Opportunities Fund (Standard Class)*: To maximize long-term capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Standard Class): Long-term capital appreciation. This fund will be available on or about May 11, 2015. Consult your financial advisor.
•	LVIP Dimensional International Core Equity Managed Volatility Fund (Standard Class)(2): Long-term capital appreciation. (formerly LVIP Dimensional Non-U.S. Equity RPM Fund)
•	LVIP Dimensional U.S. Core Equity 1 Fund (Standard Class)*: Long-term capital appreciation.
(formerly LVIP Delaware Growth and Income Fund)
This fund is available only to existing Owners as of May 16, 2011. Consult your financial advisor.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Standard Class): Long-term capital appreciation. This fund will be available on or about May 11, 2015. Consult your financial advisor.
•	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund (Standard Class)(2): Long-term capital appreciation. (formerly LVIP Dimensional U.S. Equity RPM Fund)
•	LVIP Dimensional/Vanguard Total Bond Fund (Standard Class)(2): Total return consistent with the preservation of capital.
•	LVIP Global Conservative Allocation Managed Risk Fund (Standard Class)(2): A high level of current income with some consideration given to growth of capital.
(formerly LVIP Managed Risk Profile Conservative Fund)

•	LVIP Global Growth Allocation Managed Risk Fund (Standard Class)(2): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
(formerly LVIP Managed Risk Profile Growth Fund)
•	LVIP Global Income Fund (Standard Class): Current income consistent with the preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Standard Class)(2): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
(formerly LVIP Managed Risk Profile Moderate Fund)
•	LVIP Invesco Diversified Equity-Income Managed Volatility Fund (Standard Class)(2): Capital appreciation and current income. (formerly LVIP Invesco Diversified Equity-Income RPM Fund)
•	LVIP Ivy Mid Cap Growth Managed Volatility Fund (Standard Class): Capital appreciation. (formerly LVIP Columbia Small-Mid Cap Growth RPM Fund)
•	LVIP JPMorgan High Yield Fund (Standard Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Mid Cap Value Managed Volatility Fund (Standard Class): Long-term capital appreciation. (formerly LVIP JPMorgan Mid Cap Value RPM Fund)
•	LVIP Managed Risk Profile 2010 Fund (Standard Class)(2): The highest total return over time with an increased emphasis on capital preservation as the target date approaches.
This fund is available only to existing Owners as of May 18, 2009. Consult your financial advisor.
•	LVIP Managed Risk Profile 2020 Fund (Standard Class)(2): The highest total return over time with an increased emphasis on capital preservation as the target date approaches.
This fund is available only to existing Owners as of May 18, 2009. Consult your financial advisor.
•	LVIP Managed Risk Profile 2030 Fund (Standard Class)(2): The highest total return over time with an increased emphasis on capital preservation as the target date approaches.
This fund is available only to existing Owners as of May 18, 2009. Consult your financial advisor.
•	LVIP Managed Risk Profile 2040 Fund (Standard Class)(2): The highest total return over time with an increased emphasis on capital preservation as the target date approaches.
This fund is available only to existing Owners as of May 18, 2009. Consult your financial advisor.
•	LVIP MFS International Growth Fund (Standard Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Standard Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Standard Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Money Market Fund (Standard Class): To maximize current income while maintaining a stable value of your shares (providing stability of net asset value) and preserving the value of your initial investment (preservation of capital).
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Standard Class)(2): Long-term growth of capital. (formerly LVIP Multi-Manager Global Equity RPM Fund)
•	LVIP SSgA Bond Index Fund (Standard Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSgA Conservative Index Allocation Fund (Standard Class)(2): A high level of current income, with some consideration given to growth of capital.
•	LVIP SSgA Conservative Structured Allocation Fund (Standard Class)(2): A high level of current income, with some consideration given to growth of capital.

•	LVIP SSgA Developed International 150 Fund (Standard Class): To maximize long-term capital appreciation.
•	LVIP SSgA Emerging Markets 100 Fund (Standard Class): To maximize long-term capital appreciation.
•	LVIP SSgA Global Tactical Allocation Managed Volatility Fund (Standard Class)(2): Long-term growth of capital. (formerly LVIP SSgA Global Tactical Allocation RPM Fund)
•	LVIP SSgA International Index Fund (Standard Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSgA Large Cap 100 Fund (Standard Class): To maximize long-term capital appreciation.
•	LVIP SSgA Moderate Index Allocation Fund (Standard Class)(2): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
•	LVIP SSgA Moderate Structured Allocation Fund (Standard Class)(2): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
•	LVIP SSgA Moderately Aggressive Index Allocation Fund (Standard Class)(2): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.
•	LVIP SSgA Moderately Aggressive Structured Allocation Fund (Standard Class)(2): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.
•	LVIP SSgA S&P 500 Index Fund (Standard Class)(1): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
•	LVIP SSgA Small-Cap Index Fund (Standard Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSgA Small-Mid Cap 200 Fund (Standard Class): To maximize long-term capital appreciation.
•	LVIP T. Rowe Price Growth Stock Fund (Standard Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Standard Class): To maximize capital appreciation.
•	LVIP Templeton Growth Managed Volatility Fund (Standard Class): Long-term capital growth. (formerly LVIP Templeton Growth RPM Fund)
•	LVIP U.S. Growth Allocation Managed Risk Fund (Standard Class)(2): High level of current income and growth of capital, with an emphasis on growth of capital.
This fund will be available on or about May 11, 2015. Consult your financial advisor.
•	LVIP UBS Large Cap Growth Managed Volatility Fund (Standard Class): Long-term growth of capital in a manner consistent with the preservation of capital. (formerly LVIP UBS Large Cap Growth RPM Fund)
•	LVIP Vanguard Domestic Equity ETF Fund (Standard Class)(2): Long-term capital appreciation.
•	LVIP Vanguard International Equity ETF Fund (Standard Class)(2): Long-term capital appreciation.
•	LVIP VIP Mid Cap Managed Volatility Portfolio (Standard Class)(2): Capital appreciation. (formerly LVIP VIP Mid Cap RPM Portfolio)
•	LVIP Wellington Capital Growth Fund (Standard Class): Capital growth. (formerly LVIP Capital Growth Fund)
•	LVIP Wellington Mid-Cap Value Fund (Standard Class): Long-term capital appreciation. (formerly LVIP Mid-Cap Value Fund)

MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	Growth Series (Initial Class): Capital appreciation.
•	Total Return Series (Initial Class): Total return. This fund is available only to existing Owners as of May 16, 2011. Consult your financial
•	Utilities Series (Initial Class): Total return.
Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management Inc.
•	Mid-Cap Growth Portfolio (I Class): Growth of capital. This fund is available only to existing Owners as of May 21, 2007. Consult your financial advisor.
•	Mid-Cap Intrinsic Value Portfolio (I Class): Growth of capital. This fund is available only to existing Owners as of May 21, 2007. Consult your financial advisor.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Administrative Class): Maximum real return.
*	Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.
(1)	The Index this portfolio is managed to (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by Licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. Licensee’s product(s) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S& P, their respective affiliates, or their third party licensors and none of SPDJI, Dow Jones, S&P nor their respective affiliates or third party licensors make any representation regarding the advisability of investing in such product(s).
(2)	These are “Fund of Funds” and as such purchase shares of other mutual funds rather than directly investing in debt and equity securities. As a result, Fund of Funds may have higher expenses than mutual funds which invest directly in debt and equity securities.
Sub-Account Availability and Substitution of Funds
We may add, change or eliminate any Underlying Funds that the Separate Account or the Sub-Accounts invest in, subject to state and federal laws and regulations. We may substitute a new Underlying Fund if:
1)	the shares of any Underlying Fund should no longer be available for investment by the Separate Account; or
2)	the Sub-Account has not attracted significant Owner allocations; or
3)	in our judgment, further investment in such shares ceases to be appropriate in view of the purpose of the Separate Account, legal, regulatory or federal income tax restrictions, or for any other reason.
We will obtain any required approvals from Owners, the SEC, and state insurance regulators before substituting any Underlying Funds. Substitute Underlying Funds may have higher charges than the Underlying Funds being replaced
We may choose to add or remove Sub-Accounts as investment options under the Policies, based on marketing needs or investment conditions. If we change any Sub-Accounts or substitute any Underlying Funds, we will make appropriate endorsements to the Policies.
If we obtain appropriate approvals from Owners and securities regulators, we may:

•	change the investment objective of the Separate Account;
•	operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under applicable securities laws;
•	deregister the Separate Account; or
•	combine the Separate Account with another separate account.
We will notify you of any change that is made.
Voting Rights
The Underlying Funds do not hold regularly scheduled shareholder meetings. When an Underlying Fund holds a special meeting for the purpose of approving changes in the ownership or operation of the Underlying Fund, the Company is entitled to vote the shares held by our Sub-Account in that Underlying Fund. Under our current interpretation of applicable law, you may instruct us how to vote those shares.
We will notify you when your instructions are needed and will provide information from the Underlying Fund about the matters requiring the special meeting. We will calculate the number of votes for which you may instruct us based on the amount you have allocated to that Sub-Account, and the value of a share of the corresponding Underlying Fund, as of a date chosen by the Underlying Fund (record date). If we receive instructions from you, we will follow those instructions in voting the shares attributable to your Policy. If we do not receive instructions from you, we will vote the shares attributable to your Policy in the same proportion as we vote other shares based on instructions received from other Owners. Since Underlying Funds may also offer their shares to entities other than the Company, those other entities also may vote shares of the Underlying Funds, and those votes may affect the outcome.
Each Underlying Fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shareholders present in person or by proxy which must vote in favor of matters presented. Because shares of the Underlying Fund held in the Separate Account are owned by the Company, and because under the 1940 Act the Company will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each Owner provide their voting instructions to the Company. Even though Owners may choose not to provide voting instruction, the shares of an Underlying Fund to which such Owners would have been entitled to provide voting instruction will be voted by the Company in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Owners could determine the outcome of matters subject to shareholder vote. In addition, because the Company expects to vote all shares of the Underlying Fund which it owns at a meeting of the shareholders of an Underlying Fund, all shares voted by the Company will be counted when the Underlying Fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met.
POLICY CHARGES AND FEES
Policy charges and fees compensate us for providing your insurance benefit, administering your Policy, assuming risks associated with your Policy, and incurring sales related expenses. We may profit from any of these charges, and we may use this profit for any purpose, including covering shortfalls from other charges.
In addition to policy charges, the investment advisor for each of the Underlying Funds deducts a daily charge as a percent of the value in each Underlying Fund as an asset management charge. The charge reflects asset management fees of the investment advisor. Other expenses (including 12b-1 fees for Class 2 shares and other expenses) are incurred by the Underlying Funds and deducted from Underlying Fund assets. Values in the Sub-Accounts are reduced by these charges. Future Underlying Fund expenses may vary. Detailed information about charges and expenses incurred by each Underlying Fund is contained in that Underlying Fund’s prospectus.

The Monthly Deductions, including the Cost of Insurance Charges, will be deducted proportionately from the Net Accumulation Value of each Sub-Account and Fixed Account subject to the charge.
The Monthly Deductions are made on the “Monthly Anniversary Day,” which is the Date of Issue and the same day of each month thereafter. If the day that would otherwise be a Monthly Anniversary Day is non-existent for that month, or is not a Valuation Day, then the Monthly Anniversary Day is the next Valuation Day.
If the Net Accumulation Value is insufficient to cover the current Monthly Deduction, you have a 61-day Grace Period to make a payment sufficient to cover that deduction. If payment is not received before the end of the Grace Period, the Policy may lapse. (Please see the “Lapse and Reinstatement” section of this prospectus.)
Premium Load; Net Premium Payment
We make a deduction from each Premium Payment. This amount, referred to as “Premium Load,” covers certain policy-related state and federal tax liabilities. It also covers a portion of the sales expenses incurred by the Company. We deduct 7% from each Premium Payment. The Premium Payment, after deduction of the Premium Load, is called the “Net Premium Payment.”
Surrender Charges
A Surrender Charge may apply if the Policy is totally surrendered or has a decrease in the Specified Amount of death benefit. The Surrender Charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. A schedule of Surrender Charges is included in each Policy.
The Surrender Charge varies by age of the Insured, the number of years since the date of policy issue or the date of an increase in Specified Amount, and the Specified Amount. The Surrender Charge will never exceed $60.00 per $1,000 of Specified Amount. A personalized schedule of Surrender Charges is included with each Policy. You may obtain more information about the Surrender Charges that would apply to your Policy by requesting a personalized illustration from your insurance representative.
The duration of the Surrender Charge is 15 years for Full Surrenders and 10 years for decreases in Specified Amount.
Surrender Charges are assessed by withdrawing value from the Sub-Accounts and the Fixed Account proportionately. The Surrender Charge will not exceed the policy value. All Surrender Charges decline to zero within 15 years following policy issue, or any increase in Specified Amount.
Upon either a Full Surrender of the Policy or a decrease in Specified Amount, the charge will be subject to the following conditions:
A. For decreases in Specified Amount, excluding Full Surrender of the Policy, no Surrender Charge will be applied where the decrease:
1)	occurs after the tenth Policy Anniversary following Policy issue; or
2)	is directly caused by a death benefit option change; or
3)	is caused by a Partial Surrender; or
4)	when added to the sum of all prior decreases, does not exceed 25% of the Initial Specified Amount.
B. For all other decreases, the charge will be calculated as 1) minus 2), then divided by 3) and then multiplied by 4), where:
1)	is the amount of this decrease plus any prior decreases;
2)	is the greater of an amount equal to 25% of the Initial Specified Amount or the sum of all prior decreases;
3)	is the Initial Specified Amount; and

4)	is the then applicable Surrender Charge from the schedule in the Policy.
We may refuse or limit requests for decreases in Specified Amount, to the extent there is insufficient value to cover the necessary Surrender Charges.
If you increase the Specified Amount, a new Surrender Charge will be applicable to each increase. This charge is in addition to any Surrender Charge on the existing Specified Amount. Upon an increase in Specified Amount, we will send you a confirmation of the increase.
Upon Full Surrender of your Policy following a decrease in Specified Amount, the Surrender Charge will be calculated as the entire amount shown in the Policy Specifications, multiplied by one minus the percentage of the Initial Specified Amount for which a Surrender Charge was previously assessed. The charge assessed upon a Full Surrender will not exceed the Policy’s value.
Any surrender may have tax implications. Consult your tax or other financial advisor before initiating a surrender.
Partial Surrender Fee
No Surrender Charge is imposed on a Partial Surrender, but an Administrative Fee of 2% of the amount withdrawn, not to exceed $25, is imposed. This fee is allocated pro rata among the Sub-Accounts and the Fixed Account from which the Partial Surrender proceeds are taken.
Transfer Fee
For each transfer request in excess of 24 made during any Policy Year, we reserve the right to charge you an Administrative Fee of $25.
In the event that we make a material change in the investment strategy of a Sub-Account, you may transfer the Accumulation Values allocated to that Sub-Account to any other Sub-Account or to the Fixed Account without being charged a fee and may do so even if you have requested 24 transfers during that Policy Year. This option to transfer from a Sub-Account must be exercised within 60 days after the effective date of such change in investment strategy of that Sub-Account. You will be provided written notice in the event that such a change is made.
Mortality and Expense Risk Charge
We assess a daily Mortality and Expense Risk Charge (“M&E”) as a percentage of the Policy’s Separate Account Value. The mortality risk assumed is that the Insured may live for a shorter period than we originally estimated. The expense risk assumed is that our expenses incurred in issuing and administering the Policies will be greater than we originally estimated. The current charge is the guaranteed effective annual rate of 0.50% in Policy Years 1-10 and 0.20% in Policy Years 11 and beyond.
Fixed Account Asset Charge
We assess a daily Fixed Account asset charge, which is calculated as a percentage of the value of the Fixed Account. The charge is guaranteed at an effective annual rate of 0.50% of the Fixed Account’s value in all years. The current charge is 0.50% in Policy Years 1-10 and 0.20% in Policy Years 11 and beyond.
Cost of Insurance Charge
A significant cost of variable life insurance is the “Cost of Insurance Charge”. This charge is the portion of the Monthly Deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value.

The Cost of Insurance Charge for your Policy depends on the current “Net Amount at Risk”. The Net Amount at Risk is the death benefit, without regard to any benefits payable at the Insured’s death under any riders, minus the greater of zero or the Policy’s Accumulation Value. Because the Accumulation Value will vary with investment performance, Premium Payment patterns and charges, the Net Amount at Risk will vary accordingly.
The Cost of Insurance Charge is determined monthly by dividing the death benefit at the beginning of the Policy Month by 1 plus .0032737 (the monthly equivalent of an effective annual rate of 4.0%), subtracting the Accumulation Value at the beginning of the Policy Month, and multiplying the result (the “Net Amount at Risk”) by the applicable current cost of insurance rate as determined by the Company.
The maximum rates that we may use are found in the guaranteed maximum cost of insurance rate table in your Policy’s Specifications. The applicable cost of insurance rate used in this monthly calculation for your Policy depends upon the Policy’s duration, the age, gender (in accordance with state law) and underwriting category of the Insured. Please note that it will generally increase each Policy Year as the Insured ages. Current cost of insurance rates, in general, are determined based on our expectation of future mortality, investment earnings, persistency and expenses (including taxes). For this reason, they may be less than the guaranteed maximum rates shown in the Policy. Accordingly, your monthly Cost of Insurance Charge may be less than the amount that would be calculated using the guaranteed maximum cost of insurance rate shown in the table in your Policy. Also, your monthly Cost of Insurance Charge will never be calculated at a rate higher than the maximum Cost of Insurance Charge shown in “Table II: Periodic Charges Other Than Fund Operating Expenses” in this prospectus.
Administrative Fee
There is a flat Monthly Deduction of $10 in all years.
For the first ten Policy Years from Policy Issue Date or increase in Specified Amount, there is an additional charge that varies with the Insured’s age. A table of these expense charges is included in each Policy. This charge will never exceed $1.25 per $1000 of Initial Specified Amount or increase in Specified Amount. This fee compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.
Policy Loan Interest
If you borrow against your Policy, interest will be charged to the Loan Account Value. The annual effective interest rate is 5.5% in years 1-10, 4.5% in years 11 and beyond. The amount of your loan, plus any accrued but unpaid interest, is added to your outstanding Policy Loan balance. We will credit 4.5% interest on the Loan Account Value in all years.
Rider Charges
Overloan Protection Rider.  There is a one-time charge for this rider if you choose to elect the benefit. This charge will not exceed 5.0% of the then current Accumulation Value.
Supplemental Term Insurance Rider.  This optional rider provides annually renewable term insurance on the life of the Insured. There are monthly Cost of Insurance Charges for this rider, based on the Policy duration, and the age, gender and underwriting category of the Insured. We may adjust the monthly rider rate from time to time, but the rate will never exceed the guaranteed cost of insurance rates for the rider for that Policy Year. In addition, there is a monthly charge per $1,000 of Term Specified Amount or increase in Term Specified Amount.
Waiver of Monthly Deduction Rider.  The monthly charge for this benefit is equal to the sum of all other covered monthly charges for the Policy and all riders, multiplied by a rate factor. The rate factor depends on the age, underwriting category and gender of the Insured. The maximum rate factor is 12.0%. If you have elected this rider, a table of rate factors appears on the rider pages in your Policy.

Case Exceptions
Charges and fees may be reduced in some circumstances where Policies are purchased by corporations and other groups or sponsoring organizations on a multiple-life case basis.
YOUR INSURANCE POLICY
Your Policy is a life insurance contract that provides for a death benefit payable on the death of the Insured. The Policy and the application constitute the entire contract between you and Lincoln Life.
The Policy includes Policy Specifications pages, with supporting schedules. These pages and schedules provide important information about your Policy such as: the identity of the Insured and Owner; Date of Issue; the Initial Specified Amount; the death benefit option selected; issue age; named Beneficiary; initial Premium Payment; Surrender Charges; expense charges and fees; and guaranteed maximum cost of insurance rates.
Note: The Policy Specifications pages (and any specifications pages relating to riders you may purchase) reference certain dates that are very important in understanding when your coverage begins and ends, when certain benefits become available and when certain rights or obligations arise or terminate. Generally, terms such as “Policy Date”, “Effective Date” or “Policy Effective Date” (or “Rider Date”, “Rider Effective Date”) refer to the date that coverage under the Policy (or rider) becomes effective and is the date from which Policy Years, Policy Anniversary and ages are determined. Terms such as “Issue Date” or “Policy Issue Date” (or “Rider Issue Date”) generally refer to when we print or produce the Policy (or rider), but such dates may have importance beyond that date. For example, the period of time we may have to contest a claim submitted in the first couple years of the Policy will typically start on the date the Policy is issued and not the date the Policy goes into effect. Please read your Policy carefully and make sure you understand which dates are important and why.
When your Policy is delivered to you, you should review it promptly to confirm that it reflects the information you provided in your application. If not, please notify us immediately.
The Policy is nonparticipating. This means that no dividends are payable to you. In addition, your Policy does not share in the profits or surplus earnings of the Company.
Before purchasing the Policy to replace, or to be funded with proceeds from an existing life insurance policy or annuity, make sure you understand the potential impact. The Insured will need to prove current insurability and there may be a new contestable period for the new Policy. The death benefit and policy values may be less for some period of time in the new Policy.
Once your Policy is in force, the effective date of payments and requests you send us is usually determined by the day and time we receive them.
We cannot process your requests for transactions relating to the Policy until we have received the request in “Good Order” at our Home Office. “Good Order” means the actual receipt of the requested transaction in writing (or other form subject to our consent) along with all information and supporting legal documentation necessary to effect the transaction. We may, in our sole discretion, determine whether any particular transaction is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.
We allow telephone transactions when you complete our authorization form and return it to us. Contact our Administrative Office for information on authorization for telephone transactions.
Any telephone or other electronic transmission, whether it is yours, your service provider’s, your agent’s, or ours, can experience outages or slowdowns for a variety of reasons. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should send your request in writing to our Administrative Office.

Application
If you decide to purchase a Policy, you must first complete an application. A completed application identifies the proposed Insured and provides sufficient information to permit us to begin underwriting risks in the Policy. We require a medical history and examination of the proposed Insured. Based on our review of medical information about the proposed Insured, we may decline to provide insurance, or we may place the proposed Insured in a special underwriting category. The monthly Cost of Insurance Charge deducted from the policy value after issue varies depending on the Insured's age, underwriting category, and gender (if applicable state law allows charges to vary based on gender), the Policy duration, and the current Net Amount at Risk.
A Policy may only be issued upon receipt of satisfactory evidence of insurability, and generally when the Insured is at least age 18 and at most age 85. Age will be determined by the nearest birthday of the Insured.
To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you apply for a Policy, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver’s license, photo i.d. or other identifying documents.
Owner
The Owner on the date of policy issue is designated in the Policy Specifications. You, as Owner, will make the following choices:
1)	initial death benefit amount and death benefit option;
2)	optional riders;
3)	the amount and frequency of Premium Payments; and
4)	the amount of Net Premium Payment to be allocated to the selected Sub-Accounts or the Fixed Account.
You are entitled to exercise rights and privileges of your Policy as long as the Insured is living. These rights generally include the power to select the Beneficiary, request Policy Loans, make Partial Surrenders, surrender the Policy entirely, name a new Owner, and assign the Policy. You must inform us of any change in writing. We will record change of Owner and Beneficiary forms to be effective as of the date of the latest signature on the written request. In addition to changes in ownership or Beneficiary designations, you should make certain that our records are up to date with respect to your address and contact information and , to the extent possible, the address and contact information of any Beneficiaries. This will ensure that there are no unnecessary delays in effecting any changes you wish to make, ownership privileges you wish to exercise or payments of proceeds to you or your Beneficiaries. Exercising a change in ownership may cause a taxable event. You should consult a tax advisor prior to exercising a change in ownership to determine the tax consequences of such exercise.
Right To Examine Period
You may return your Policy to us for cancellation within ten days after you receive it (or a greater number of days if required by your state). This is called the Right to Examine Period. If the Policy is returned for cancellation within the Right to Examine Period, we will refund to you either all Premium Payments or the policy value plus any charges and fees depending on the state of issue of your Policy. If a Premium Payment was made by check, there may be a delay until the check clears.
If your Policy is issued in a state that requires return of Premium Payments, any Net Premium Payments received by us within ten days of the date the Policy was issued will be held in the money market Sub-Account. At the end of that period, it will be allocated to the Sub-Accounts or the Fixed Account, if applicable, as you designate. If the Policy is returned for cancellation within the Right to Examine Period, we will return the full amount of any Premium Payments made.

If your Policy is issued in a state that provides for return of value, any Net Premium Payments received before the end of the Right to Examine Period will be allocated directly to the Sub-Accounts or the Fixed Account, if applicable, as you designate. The Owner bears the risk of a decline in Sub-Account values. If the Policy is returned for cancellation within the Right to Examine Period, we will return the policy value, plus any charges and fees deducted, as of the date the cancelled Policy is received at our Administrative Office.
Initial Specified Amount
You will select the Initial Specified Amount of death benefit on the application. This may not be less than $100,000. This amount, in combination with a death benefit option, will determine the initial death benefit. The Initial Specified Amount is shown on the Policy Specifications page.
Transfers
You may make transfers among the Sub-Accounts and the Fixed Account, subject to certain provisions. You should carefully consider current market conditions and each Underlying Fund’s objective and investment policy before allocating money to the Sub-Accounts.
During the first Policy Year, transfers from the Fixed Account to the Sub-Accounts may be made only as provided for in the Dollar Cost Averaging or Automatic Rebalancing program described below. The amount of all transfers from the Fixed Account in any other Policy Year may not exceed the greater of:
1)	25% of the Fixed Account Value as of the immediately preceding Policy Anniversary, or
2)	the total dollar amount transferred from the Fixed Account in the immediately preceding Policy Year.
We may limit transfers from the Fixed Account at any time. Due to these limitations, if you want to transfer all of your value from the Fixed Account to one or more Sub-Accounts, it may take several years to do so.
Requests for transfers may be made in writing or by telephone, if you have previously authorized telephone transfers in writing, subject to our consent. We will use reasonable procedures, such as requiring identifying information from callers, recording telephone instructions, and providing written confirmation of transactions, in order to confirm instructions are genuine. Any instructions, which we reasonably believe to be genuine, will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this procedure, you will bear the risk of loss. If we do not use reasonable procedures, as described above, we may be liable for losses due to unauthorized instructions.
Up to 24 transfer requests (a request may involve more than a single transfer) may be made in any Policy Year without charge. Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of accumulation units. This will be based on the accumulation unit values determined after our Administrative Office receives a request in writing or adequately authenticated electronic transfer request. Transfer and financial requests received in Good Order before the close of regular trading on the NYSE (generally 4pm Eastern time on a business day) will normally be effective that day. There may be circumstances under which the NYSE may close before 4pm. In such circumstances transactions requested after such early closing will be processed using the accumulation unit value computed the following trading day.
Some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Underlying Fund's investment advisor, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of the Sub-Account units as a result of the Underlying Funds' own policies and procedures on market timing activities. If an Underlying Fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1-2 business days of the day on which we receive notice of the refusal. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests.
Market Timing
Frequent, large, or short-term transfers among Sub-Accounts and the Fixed Account, such as those associated with “market timing” transactions, can affect the Underlying Funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the Underlying Fund's portfolio, and increase brokerage and administrative costs of the Underlying Funds. As an effort to protect our Owners and the Underlying Funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Sub-Accounts and the Fixed Account that may affect other Owners or shareholders.
In addition, the Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Sub-Accounts. While we reserve the right to enforce these policies and procedures, Owners and other persons with interests under the Policies should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. You should note that, these policies and procedures may result in an Underlying Fund deferring or permanently refusing to accept Premium Payments or transfers for the reasons described in “Transfers”, above. In such case, our rights and obligations will be as described in “Transfers”. Some of the Underlying Funds may also impose Redemption Fees on short-term trading (i.e., redemptions of Underlying Fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such Redemption Fees on behalf of the Underlying Funds. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
However, under the SEC rules, we are required to: (1) enter into written agreement with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate excessive trading policies established by the Underlying Fund.
You should be aware that the purchase and redemption orders received by Underlying Funds generally are “omnibus” orders from intermediaries such as retirement plans or Separate Accounts to which Premium Payments and policy values of variable insurance policies are allocated. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance policies. The omnibus nature of these orders may limit the Underlying Funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the Underlying Funds (and thus our Owners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may purchase the Underlying Funds. In addition, if an Underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Owners within given periods of time. In addition, managers of the Underlying Funds might contact us if they believe or suspect that there is market timing. If requested by an Underlying Fund company, we may vary our Market Timing Procedures from Sub-Accounts to Sub-Accounts to comply with specific Underlying Fund policies and procedures.
We may increase our monitoring of Owners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple policies owned by the same Owner if that Owner has been identified as a market timer. For each Owner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the Underlying Funds that may not have been captured by our Market Timing Procedures.
Once an Owner has been identified as a “market timer” under our Market Timing Procedures, we will notify the Owner in writing that future transfers (among the Sub-Accounts and/or the Fixed Account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, standard delivery for the remainder of the Policy Year. Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions from or on behalf of an Owner who has been identified as a market timer are inadvertently accepted, we will reverse the transaction within 1 to 2 business days of our discovery of such acceptance. We will impose this “original signature” restriction on that Owner even if we cannot identify, in the particular circumstances, any harmful effect from that Owner's particular transfers.
Owners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Owners determined to be engaged in such transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your Underlying Fund shares and increased brokerage and administrative costs in the Underlying Funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Owners. An exception for any Owner will be made only in the event we are required to do so by a court of law. In addition, certain Underlying Funds available as investment options in your Policy may also be available as investment options for Owners of other, older life insurance policies issued by us.
Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, we cannot guarantee that the Underlying Funds will not suffer harm from frequent, large, or short-term transfer activity among Sub-Accounts and the Fixed Accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity, to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Owners or as applicable to all Owners with policy values allocated to Sub-Accounts investing in particular Underlying Funds. We also reserve the right to implement and administer Redemption Fees imposed by one or more of the Underlying Funds in the future.
Optional Sub-Account Allocation Programs
You may elect to participate in programs for Dollar Cost Averaging or Automatic Rebalancing. There is currently no charge for these programs. You may participate in only one program at any time.
Dollar Cost Averaging systematically transfers specified dollar amounts during the first Policy Year from the money market Sub-Account or the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly basis. These transfers do not count against the free transfers available. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.
If the Owner elects Dollar Cost Averaging from either the money market Sub-Account or the Fixed Account the value in that account must be at least $1,000 initially. The minimum amount that may be allocated is $50 monthly.
If Dollar Cost Averaging is desired, it must be elected at issue.

Dollar Cost Averaging terminates automatically:
1)	if the value in the money market Sub-Account or the Fixed Account is insufficient to complete the next transfer;
2)	seven calendar days after our Administrative Office receives a request for termination in writing or by telephone, with adequate authentication;
3)	on the first Policy Anniversary; or
4)	if your Policy is surrendered or otherwise terminates.
Automatic Rebalancing periodically restores to a pre-determined level the percentage of policy value allocated to the Fixed Account and each Sub-Account. The pre-determined level is the allocation initially selected on the application, until changed by the Owner. Your Policy will be issued with Automatic Rebalancing. When Automatic Rebalancing is in effect, all Net Premium Payments allocated to the Sub-Accounts and Fixed Account will be subject to Automatic Rebalancing. Transfers among the Sub-Accounts and the Fixed Account as a result of Automatic Rebalancing do not count against the number of free transfers available.
Automatic Rebalancing is available only on a quarterly basis. Automatic Rebalancing may be terminated, or the allocation may be changed at any time, by contacting our Administrative Office. Terminating Automatic Rebalancing will terminate the No-Lapse Enhancement Rider attached to your Policy. Refer to the “Riders” section of this prospectus for more information.
Riders
We may offer you riders to your Policy from time to time. Riders may alter the benefits or charges in your Policy, rider availability and benefits may vary by state of issue, and their election may have tax consequences to you. Also, if you elect a particular rider, it may restrict or enhance the terms of your Policy, or of other riders in force. Consult your financial and tax advisors before adding riders to, or deleting them from, your Policy.
Accounting Value Rider.  If desired, you must select this rider when you initially apply for insurance. You must meet the underwriting and minimum Premium requirements for this rider. If your Policy is fully surrendered in the first five Policy Years, this rider provides enhanced Surrender Values by using a table of alternate Surrender Charges. The rider does not provide for enhanced Surrender Value for Partial Surrenders and loans. There is no charge for this rider.
Change of Insured Rider.  If desired, you must select this rider prior to January 1, 2009. This rider will no longer be available on and after this date. With this rider, you may name a new Insured in place of the current Insured. Underwriting and policy value requirements must be met. The benefit expires on the anniversary nearest to the current Insured’s 65th birthday. There is no separate charge for this rider; however, policy charges applicable to the new Insured may differ from charges applicable to the current Insured. Exercising the Change of Insured Rider is a fully taxable event.
No-Lapse Enhancement Rider:  We will automatically issue this rider with your Policy. In certain states, the rider may be provided under a different name. There is no charge for this rider. This rider provides you with additional protection to prevent a lapse in your Policy. If you meet the requirements of this rider, your Policy will not lapse, even if the Net Accumulation Value under the Policy is insufficient to cover the Monthly Deductions. It is a limited benefit in that it does not provide any additional death benefit amount or any increase in your policy value. Also, it does not provide any type of market performance guarantee.
Under this rider, your Policy will not lapse as long as the rider No-Lapse Value, less any Indebtedness, is greater than zero.
The rider No-Lapse Value is a reference value only and is not used in determining the actual policy value or death benefit provided by the Policy. We calculate the rider No-Lapse Value in a fashion similar to the Accumulation Value, but use unique no-lapse interest rates, no-lapse cost of insurance rates, and no-lapse Administrative Fees. We fix these unique no-lapse variables at issue for the life of the Policy. Refer to the No-Lapse Enhancement Rider form issued with your Policy for detailed information about the actual variables applicable to your Policy.
On each anniversary, it is possible for investment performance to increase the rider No-Lapse Value. Refer to the No-Lapse Value Reset Provision of the No-Lapse Enhancement Rider attached to your Policy.
You will select a guaranteed minimum death benefit on the application for your Policy. This guaranteed minimum death benefit (the “Guaranteed Minimum Death Benefit”) will be used in determining the actual Death Benefit Proceeds provided by the rider. It will be shown on the Policy Specifications page.
The initial Guaranteed Minimum Death Benefit must be at least 70% of the Initial Specified Amount for the Policy. If the policy Specified Amount is later decreased below the Guaranteed Minimum Death Benefit, the Guaranteed Minimum Death Benefit will automatically decrease to equal the Specified Amount as of the same Effective Date. If the Policy Specified Amount is later increased, the Guaranteed Minimum Death Benefit will not automatically increase.
You may choose to increase the Guaranteed Minimum Death Benefit subject to the conditions outlined in the No-Lapse Enhancement Rider in your Policy. We will limit the amount of any increase so that the Guaranteed Minimum Death Benefit will not be more than the lesser of the current Specified Amount or the Initial Specified Amount of the Policy, shown in the Policy Specifications. Any increase in the Guaranteed Minimum Death Benefit will be effective on the next Monthly Anniversary Day following our approval of the increase.
During the period that the rider is preventing the Policy from lapsing, the Monthly Deductions under your Policy, which consist of the monthly cost of insurance, the monthly cost of any riders, and the monthly Administrative Fee, will continue and will be accumulated. A statement will be sent to you, at least annually, which reflects the accumulated amount of those deductions. If the rider terminates for any reason, the accumulated and current Monthly Deduction would have to be paid to prevent lapse, and we will send you a notice stating the amount of Premiums you would be required to pay to keep your Policy in force (see section headed “Lapse and Reinstatement”).
You must maintain Automatic Rebalancing in order to keep this rider in effect. Automatic Rebalancing will be in effect when the Policy is issued. If you discontinue Automatic Rebalancing after the Policy is issued, this rider will terminate.
Under this rider, we reserve the right to restrict your allocation to certain Sub-Accounts to a maximum of 40% of the Policy’s Accumulation Value. If such a restriction is put in place in the future, you will be notified in writing, and advised of the steps you will need to take, if any, in order to keep the rider in effect.
The duration of the lapse protection provided by this rider may be reduced if:
1)	Premiums or other deposits are not received on or before their due date; or
2)	you initiate any policy change that decreases the no-lapse value under the Policy. These changes include, but are not limited to, Partial Surrenders, loans, increases in Specified Amount, changes in death benefit option, electing to cancel Automatic Rebalancing, and changes in asset allocation.
Rider Termination
This rider and all rights provided under it will terminate automatically upon the earliest of the following:
1)	the Insured reaches age 100; or
2)	surrender or termination of the Policy; or
3)	Automatic Rebalancing is discontinued; or
4)	an allocation restriction requirement is not met within 61 days of notification to you of such a requirement. Depending on the state in which your Policy was issued, if your Policy is reinstated, you may be unable to reinstate this rider. If this rider terminates while the Policy is in force, it cannot be reinstated. We will notify you in writing if this rider terminates.

Overloan Protection Rider.   If this rider is issued with your Policy, you meet the requirements as described in this rider and have elected this benefit, your Policy will not lapse solely based on Indebtedness exceeding the Accumulation Value less the Surrender Charges. It is a limited benefit, in that it does not provide any additional death benefit or any increase in Accumulation Value. Also, it does not provide any type of market performance guarantee.
If your Policy is issued on or after May 22, 2006, we will automatically issue this rider with your Policy. There is no charge for adding this rider to your Policy. However, if you choose to elect the benefit provided by the rider, there is a one-time charge which will not exceed 5% of the then current Accumulation Value. Once you elect the benefit, certain provisions of your Policy will be impacted as described in the rider.
Supplemental Term Insurance Rider.  If desired, you must select this rider when you initially apply for insurance. The rider provides annually renewable non-convertible term insurance  on the life of the Insured. Upon the Insured's death, we will pay the Term Insurance Benefit Amount, in addition to Death Benefit Proceeds of the death benefit option in effect on your Policy.
There is a monthly cost for this rider, similar to the cost of insurance of the base Policy’s duration. This rate is determined by the Company, is based on the Policy’s duration, the age, underwriting category and gender of the Insured, and is applied against the Term Insurance Benefit Amount shown on the Policy Specifications page. There is a monthly expense charge per $1,000 of Term Specified Amount or increase in Term Specified Amount.
This rider terminates on the earliest of:
1)	the date you request termination of the rider;
2)	when your Policy lapses;
3)	when your Policy is fully surrendered;
4)	the date you request to decrease the Term Insurance Benefit Amount to zero; or
5)	upon death of the Insured.
If your Policy is reinstated, this rider will likewise be reinstated. However, sufficient Premium must be paid to cover the Monthly Deduction including monthly rider costs.
Waiver of Monthly Deduction Rider.  If desired, you must select this rider when you initially apply for insurance. Monthly Deductions will be waived during periods of covered total disability commencing prior to the Policy Anniversary nearest the Insured’s 65th birthday. Charges for this rider, if elected, are part of the Monthly Deductions.
Continuation of Coverage
If the Insured is still living at age 100, and the Policy has not been surrendered, the Policy will remain in force until policy surrender or death of the Insured. However, there are certain changes that will take place:
1)	we will no longer accept Premium Payments;
2)	we will make no further deductions;
3)	policy values held in the Separate Account will be transferred to the Fixed Account;
4)	we will continue to credit interest to the Fixed Account; and
5)	we will no longer transfer amounts to the Sub-Accounts.
Loan interest will continue to accrue on any outstanding loans. Provisions may vary in certain states.

Termination of Coverage
All policy coverage terminates on the earliest of:
1)	Full Surrender of the Policy;
2)	death of the Insured; or
3)	failure to pay the necessary amount of Premium to keep your Policy in force.
State Regulation
The state in which your Policy is issued will govern whether or not certain features, riders, charges and fees will be allowed in your Policy. You should refer to your Policy for these state specific features.
PREMIUMS
You may select and vary the frequency and the amount of Premium Payments and the allocation of Net Premium Payments. After the initial Premium Payment is made there is no minimum Premium required, except to keep the Policy in force. Premium Payments may be required from time to time in order to insure that the Net Accumulation Value of the Policy is sufficient to pay the Monthly Deductions. Otherwise, the Policy will lapse. (See the “Lapse and Reinstatement” section of this prospectus.) Premiums may be paid any time before the Insured attains age 100, subject to our right to limit the amount or frequency of additional Premium Payments. (See the “Planned Premiums; Additional Premiums” section of this prospectus.)
The initial Premium must be paid for policy coverage to be effective. This payment must be equal to or exceed the amount necessary to provide for two Monthly Deductions.
Allocation of Net Premium Payments
Your Net Premium Payment is the portion of a Premium Payment remaining, after deduction of the Premium Load. The Net Premium Payment is available for allocation to the Sub-Accounts or the Fixed Account.
You first designate the allocation of Net Premium Payments among the Sub-Accounts and Fixed Account on the application. Net Premium Payments will be allocated on the same basis as the initial Net Premium Payment unless we are instructed otherwise, in writing. You may change the allocation of Net Premium Payments among the Sub-Accounts and Fixed Account at any time. The amount of Net Premium Payments allocated to the Sub-Accounts and Fixed Account must be in whole percentages and must total 100%. We credit Net Premium Payments to your Policy as of the end of the Valuation Period in which it is received at our Administrative Office. The end of the Valuation Period is 4:00 P.M., Eastern Time, unless the New York Stock Exchange closes earlier.
The Valuation Period is the time between Valuation Days. A Valuation Day is every day on which the New York Stock Exchange is open and trading is unrestricted. Your policy values are calculated on every Valuation Day.
Planned Premiums; Additional Premiums
Planned Premiums are the amount of periodic Premium (as shown in the Policy Specifications) you choose to pay the Company on a scheduled basis. This is the amount for which we send a Premium reminder notice. Premium Payments may be billed annually, semi-annually, or quarterly. You may arrange for monthly pre-authorized automatic Premium Payments at any time.
In addition to any Planned Premium, you may make additional Premium Payments. These additional payments must be sent directly to our Administrative Office, and will be credited when received by us.

Unless you specifically direct otherwise, any payment received (other than any Premium Payment necessary to prevent, or cure, Policy Lapse) will be applied as Premium and will not repay any outstanding loans. There is no Premium Load on any payment which you specifically direct as repayment of an outstanding loan.
You may increase Planned Premiums, or pay additional Premiums, subject to the certain limitations. We reserve the right to limit the amount or frequency of additional Premium Payments. You may decrease Planned Premiums. However, doing so will impact your policy values and may impact how long your Policy remains in force.
We may require evidence of insurability if any payment of additional Premium (including Planned Premium) would increase the difference between the death benefit and the Accumulation Value. If we are unwilling to accept the risk, your increase in Premium will be refunded without interest.
We may decline any additional Premium (including Planned Premium) or a portion of a Premium that would cause total Premium Payments to exceed the limit for life insurance under federal tax laws. Our test for whether or not your Policy exceeds the limit is referred to as the Guideline Premium Test. The excess amount of Premium will be returned to you. We may accept alternate instructions from you to prevent your Policy from becoming a MEC. Refer to the section headed “Tax Issues” for more information.
Policy Values
Policy value in your variable life insurance policy is also called the Accumulation Value.
The Accumulation Value equals the sum of the Fixed Account Value, Separate Account Value, and Loan Account Value. At any point in time, the Accumulation Value reflects:
1)	Net Premium Payments made;
2)	the amount of any Partial Surrenders;
3)	any increases or decreases as a result of market performance of the Sub-Accounts;
4)	interest credited to the Fixed Account or the Loan Account; and
5)	all charges and fees deducted.
The Separate Account Value, if any, is the portion of the Accumulation Value attributable to the Separate Account. The value is equal to the sum of the current values of all the Sub-Accounts in which you have invested. The current value of each Sub-Account is determined by multiplying the number of Variable Accumulation Units credited or debited to that Sub-Account with respect to this Policy by the Variable Accumulation Unit Value of that Sub-Account for such Valuation Period.
The “Variable Accumulation Unit” is a unit of measure used in the calculation of the value of each Sub-Account. It may increase or decrease from one Valuation Period to the next. The Variable Accumulation Unit Value for a Sub-Account for a Valuation Period is determined as follows:
1)	the total value of Underlying Fund shares held in the Sub-Account is calculated by multiplying the number of Underlying Fund shares owned by the Sub-Account at the beginning of the Valuation Period by the net asset value per share of the Underlying Fund at the end of the Valuation Period, and adding any dividend or other distribution of the Underlying Fund made during the Valuation Period; minus
2)	the liabilities of the Sub-Account at the end of the Valuation Period. Such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that we determine result from the operations of the Separate Account; and
3)	the result of (1) minus (2) is divided by the number of Variable Accumulation Units for that Sub-Account outstanding at the beginning of the Valuation Period.

In certain circumstances, and when permitted by law, we may use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
The daily charge imposed on a Sub-Account for any Valuation Period is equal to the daily Mortality and Expense Risk Charge multiplied by the number of calendar days in the Valuation Period.
The Fixed Account Value, if any, reflects amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or Partial Surrenders. Fixed Account principal is not subject to market fluctuation and interest is credited daily at the greater of a rate of 0.0120602% (equivalent to a compounded annual rate of 4.5%) or a higher rate determined by the Company.
The Loan Account Value, if any, reflects any outstanding Policy Loans, including any interest charged on the loans. This amount is held in the Company’s General Account. We do not guarantee the Loan Account Value. Interest is credited on the Loan Account at an effective annual rate of 4.5% in all years.
The Net Accumulation Value is the Accumulation Value less the Loan Account Value. It represents the net value of your Policy and is the basis for calculating the Surrender Value.
Annual Statement
We will tell you at least annually the Accumulation Value, the number of accumulation units credited to your Policy, current accumulation unit values, Sub-Account values, the Fixed Account Value and the Loan Account Value. We strongly suggest that you review your statements to determine whether additional Premium Payments may be necessary to avoid lapse of your Policy.
DEATH BENEFITS
The Death Benefit Proceeds is the amount payable to the Beneficiary upon the death of the Insured, based upon the death benefit option in effect. Loans, loan interest, Partial Surrenders, and overdue charges, if any, are deducted from the Death Benefit Proceeds prior to payment. Riders, including the No-Lapse Enhancement Rider, may impact the amount payable as Death Benefit Proceeds in your Policy. Refer to the “Riders” section of this prospectus for more information.
Death Benefit Options
Two different death benefit options are available. Regardless of which death benefit option you choose, the Death Benefit Proceeds payable will be the greater of:
1)	the amount determined by the death benefit option in effect on the date of the death of the Insured, less any Indebtedness; or
2)	a percentage of the Accumulation Value equal to that required by the Internal Revenue Code to maintain the Policy as a life insurance policy. A schedule of these percentages is in your Policy. (Please note that the investment performance of the Sub-Accounts you have chosen will impact the Accumulation Value and therefore may affect the amount of Death Benefit Proceeds payable.)
The following table provides more information about the death benefit options.
Option	Death Benefit Proceeds Equal to the	Variability
1	Specified Amount (a minimum of $100,000)	None; level death benefit

Option	Death Benefit Proceeds Equal to the	Variability
2	Sum of the Specified Amount plus the Net Accumulation Value as of the date of the Insured’s death, less any Partial Surrenders after the date of death (i.e. Partial Surrender amounts we may have paid to the Owner after the date of the Insured's death but before the death of the Insured was reported to us).	May increase or decrease over time, depending on the amount of Premium paid and the investment performance of the underlying Sub-Accounts or the Fixed Account.
If for any reason the Owner does not elect a particular death benefit option, Option 1 will apply until changed by the Owner.
Changes to the Initial Specified Amount and Death Benefit Options
Within certain limits, you may decrease (reduce) or, with satisfactory evidence of insurability, increase the Specified Amount. Any increase in Specified Amount may increase the Net Amount at Risk and the Cost of Insurance Charge. (See the “Cost of Insurance Charge” section of this prospectus.) The minimum Specified Amount is currently $100,000.
A Partial Surrender may reduce the Specified Amount. If the Specified Amount is reduced as a result of a Partial Surrender, the death benefit may also be reduced. (See section headed “Policy Surrenders - Partial Surrender” for details as to the impact a Partial Surrender may have on the Specified Amount.)
The death benefit option may be changed by the Owner, subject to our consent, as long as the Policy is in force.
You must submit all requests for changes among death benefit options and changes in the Specified Amount in writing to our Administrative Office. The minimum increase in Specified Amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.
Option change	Impact
1 to 2	The Specified Amount will be reduced by the Accumulation Value as of the effective date of change.
2 to 1	The Specified Amount will be increased by the Accumulation Value as of the effective date of change.
A Surrender Charge may apply to a decrease in Specified Amount. Please refer to the Surrender Charges section of this prospectus for more information on conditions that would cause a Surrender Charge to be applied. A schedule of Surrender Charges is included in each Policy.
Any Reduction in Specified Amount will be made against the Initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to your Policy. Changes in Specified Amount do not affect the Premium Load as a percentage of Premium.
We may decline any request for change of the death benefit option or Reduction in Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount or would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of federal income tax law according to the Guideline Premium Test.
The Guideline Premium Test provides for a maximum amount of Premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. As a result, we may increase the Policy’s death benefit above the Specified Amount in order to satisfy the Guideline Premium Test. If the increase in the Policy’s death benefit causes an increase in the Net Amount at Risk, charges for the cost of insurance will increase as well.
Any change is effective on the first Monthly Anniversary Day on, or after, the date of approval of the request by Lincoln Life. If the Monthly Deduction amount would increase as a result of the change, the changes will be effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to, or greater than, the Monthly Deduction amount.
Death Benefit Proceeds
Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of the Insured. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
After receipt at our Administrative Office of proof of death of the Insured, the Death Benefit Proceeds will ordinarily be paid within seven days. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the Owner or the Beneficiary. Payment of the Death Benefit Proceeds may be delayed if your Policy is contested or if Separate Account Values cannot be determined.
If the recipient of the death benefit has elected a lump sum settlement and the death benefit is over $10,000, the proceeds will be placed into a SecureLine® account in the recipient’s name as the Owner of the account. SecureLine® is a service we offer to help the recipient manage the Death Benefit Proceeds. With SecureLine®, an interest bearing account is established from the proceeds payable on a policy administered by us. The recipient is the Owner of the account, and is the only one authorized to transfer proceeds from the account. Instead of mailing the recipient a check, we will send a checkbook so that the recipient will have access to the account by writing a check. The recipient may choose to leave the proceeds in this account, or may begin writing checks right away. If the recipient decides he or she wants the entire proceeds immediately, the recipient may write one check for the entire account balance. The recipient can write as many checks as he or she wishes. We may at our discretion set minimum withdrawal amounts per check. The total of all checks written cannot exceed the account balance. The SecureLine® account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account. The recipient may request that surrender proceeds be paid directly to him or her instead of applied to a SecureLine® account.
Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that the recipient consult a tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine® account. The balance in the recipient’s SecureLine® account starts earning interest the day the account is opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to the recipient’s account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to the recipient’s SecureLine® account may be more or less than the rate earned on funds held in Lincoln’s General Account.
There are no monthly fees. The recipient may be charged a fee for a stop payment or if a check is returned for insufficient funds.
Every state has unclaimed property laws which generally declare property, including monies owed (such as death benefits) to be abandoned if unclaimed or uncashed after a period of three to five years from the date the property is intended to be delivered or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered and, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you contact us and update your Beneficiary designations, including addresses, if and as they change.

POLICY SURRENDERS
You may surrender your Policy at any time by sending us your Policy along with a written request for surrender. If you surrender your Policy, all coverage will automatically terminate and may not be reinstated. Consult your tax advisor to understand tax consequences of any surrender you are considering.
The Surrender Value of your Policy is the amount you can receive by surrendering the Policy. The Surrender Value is the Net Accumulation Value (which is the Policy's Accumulation Value less any Indebtedness) less any applicable Surrender Charge, less any accrued loan interest not yet charged (the “Surrender Value”).
Any surrender results in a withdrawal of values from the Sub-Accounts and Fixed Account that have values allocated to them. Any surrender from a Sub-Account will result in the cancellation of Variable Accumulation Units. The cancellation of such units will be based on the Variable Accumulation Unit Value determined at the close of the Valuation Period during which the surrender is effective. Surrender proceeds will generally be paid within seven days of our receipt of your request.
As of January 17, 2012, we no longer offer SecureLine® for surrenders. SecureLine® is an interest bearing account established from the proceeds payable on a policy or contract administered by us. We will, however, continue to offer SecureLine® for Death Benefit Proceeds. Please see “Death Benefit Proceeds” section in this prospectus for more information about SecureLine®.
Partial Surrender
You may make a Partial Surrender, withdrawing a portion of your policy values. You must request a Partial Surrender in writing. The amount of any Partial Surrender may not exceed 90% of the Policy’s Surrender Value as of the date of your request for a Partial Surrender. We may limit Partial Surrenders to the extent necessary to meet the federal tax law requirements. Each Partial Surrender must be at least $500. Partial Surrenders are subject to other limitations as described below.
Partial Surrenders may reduce the Accumulation Value and the Specified Amount. The amount of the Partial Surrender and our Administrative Fee will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The effect of Partial Surrenders on the Death Benefit Proceeds depends on the death benefit option in effect at the time of the Partial Surrender.
Death Benefit Option in Effect	Impact of Partial Surrender
1	Will reduce the Accumulation Value and the Specified Amount.
2	Will reduce the Accumulation Value, but not the Specified Amount.
Partial Surrender proceeds will generally be paid within seven days of our receipt of your request.
We may at our discretion decline any request for a Partial Surrender.
POLICY LOANS
You may borrow against the Surrender Value of your Policy. The loan may be for any amount up to 100% of the current Surrender Value. However, we reserve the right to limit the amount of your loan so that total policy Indebtedness will not exceed 90% of an amount equal to the Accumulation Value less Surrender Charge. A loan agreement must be executed and your Policy assigned to us free of any other assignments. Outstanding Policy Loans and accrued interest reduce the Policy’s death benefit and Accumulation Value.
The amount of your loan will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The Loan Account is the account in which Indebtedness (outstanding loans and interest) accrues once it is transferred out of the Sub-Accounts and Fixed Account. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. Loans, therefore, can affect the Policy’s death benefit and Accumulation Value whether or not they are repaid. Interest on Policy Loans accrues at an effective annual rate of 5.5% in years 1-10 and 4.5% thereafter, and is payable once a year in arrears on each Policy Anniversary, or earlier upon Full Surrender or other payment of proceeds of your Policy. Policy values in the Loan Account are part of the Company's General Account.
The amount of your loan, plus any accrued but unpaid interest, is added to your outstanding Policy Loan balance. Unless paid in advance, loan interest due will be transferred proportionately from the Sub-Accounts and Fixed Account. This amount will be treated as an additional Policy Loan, and added to the Loan Account Value. Lincoln Life credits interest to the Loan Account Value at a rate of 4.5% in all years, so the net cost of your Policy Loan is 1% in years 1-10 and 0% thereafter.
Your outstanding loan balance may be repaid at any time during the lifetime of the Insured. The Loan Account will be reduced by the amount of any loan repayment. Any repayment, other than loan interest, will be allocated to the Sub-Accounts and Fixed Account in the same proportion in which Net Premium Payments are currently allocated, unless you instruct otherwise.
If at any time the total Indebtedness against your Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate subject to the conditions in the Grace Period provision, unless the provisions of the No-Lapse Enhancement Rider are preventing policy termination. If your Policy lapses while a loan is outstanding, the borrowed amount may be taxable to you to the extent your Policy’s value exceeds your basis in the Policy.
Please note that there may be adverse tax consequences in the event that your Policy lapses with an outstanding loan balance.
LAPSE AND REINSTATEMENT
If at any time the Net Accumulation Value is insufficient to pay the Monthly Deduction, unless the provisions of the No-Lapse Enhancement Rider are preventing policy termination, all policy coverage will terminate. This is referred to as Policy Lapse. The Net Accumulation Value may be insufficient:
1)	because it has been exhausted by earlier deductions;
2)	as a result of poor investment performance;
3)	due to Partial Surrenders;
4)	due to Indebtedness for Policy Loans; or
5)	because of a combination of any of these factors.
If we have not received your Premium Payment (or payment of Indebtedness on Policy Loans) necessary so that the Net Accumulation Value of your Policy is sufficient to pay the Monthly Deduction amount on a Monthly Anniversary Day, we will send a written notice to you, or any assignee of record. The notice will state the amount of the Premium Payment (or payment of Indebtedness on Policy Loans) that must be paid to avoid termination of your Policy.
If the amount stated in the notice is not paid to us within the Grace Period, then the Policy will terminate. The Grace Period is the later of (a) 31 days after the notice was mailed, and (b) 61 days after the Monthly Anniversary Day on which the Monthly Deduction could not be paid. If the Insured dies during the Grace Period, we will deduct any charges due to us from any death benefit that may be payable under the terms of the Policy.
No-Lapse Protection
Your Policy includes the No-Lapse Enhancement Rider. This means that your Policy will not lapse as long as the rider No-Lapse Value, less any Indebtedness, is greater than zero.

There is no difference in the calculation of policy values between a Policy that has the rider and a Policy that does not. This is true whether or not the rider is active and keeping the Policy from lapsing.
There is no difference in the calculation of death benefit between a Policy that has the rider and a Policy that does not, as long as the rider is not actively keeping the Policy from lapsing. The death benefit will be based on the Specified Amount of the Policy.
If the rider is actively keeping the Policy from lapsing, the death benefit is the Guaranteed Minimum Death Benefit less any Indebtedness and Partial Surrenders, which may be less than the Specified Amount of the Policy.
Availability of the No-Lapse Enhancement Rider may vary in some states. There is no charge for this feature.
Your Policy may also include the Overloan Protection Rider. If this rider is issued with your Policy, you meet the requirements as described in this rider and have elected this benefit, your Policy will not lapse solely based on Indebtedness exceeding the Accumulation Value less the Surrender Charges. It is a limited benefit, in that it does not provide any additional death benefit or any increase in Accumulation Value. Also, it does not provide any type of market performance guarantee. There is no charge for adding this rider to your Policy. However, if you choose to elect the benefit provided by the rider, there is a one-time charge which will not exceed 5.0% of the then current Accumulation Value. Once you elect the benefit, certain provisions of your Policy will be impacted as described in the rider.
Reinstatement of a Lapsed Policy
If your Policy has lapsed, you may reinstate your Policy within five years of the Policy Lapse date, provided:
1)	it has not been surrendered;
2)	there is an application for reinstatement in writing;
3)	satisfactory evidence of insurability of the Insured is furnished to us and we agree to accept the risk for the Insured;
4)	we receive a payment sufficient to keep your Policy in force for at least two months; and
5)	any accrued loan interest is paid and any remaining Indebtedness is either paid or reinstated.
The reinstated Policy will be effective as of the Monthly Anniversary Day after the date on which we approve your application for reinstatement. Surrender Charges will be reinstated as of the Policy Year in which your Policy lapsed. Your Accumulation Value at reinstatement will be the Net Premium Payment then made less all Monthly Deductions due. If a Policy Loan is being reinstated, the Policy's Accumulation Value at reinstatement will be the Accumulation Value on the date the Policy lapsed plus the Net Premium Payment made less all Monthly Deductions due.
TAX ISSUES
The federal income tax treatment of your Policy is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your Policy and is not intended as tax advice. This discussion also does not address other federal tax consequences, such as estate, gift and generation-skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the Policy. You should always consult a tax advisor about the application of tax rules to your individual situation.
Taxation of Life Insurance Contracts in General
Tax Status of the Policy.  Section 7702 of the Internal Revenue Code (“Code”) establishes a statutory definition of life insurance for federal tax purposes. We believe that the Policy will meet the statutory definition of life insurance under the Guideline Premium Test, which limits Premiums paid depending upon the Insured's age, gender, and risk classification, provides for a maximum amount of Premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. As a result, the death benefit payable will generally be excludable from the Beneficiary’s gross income, and interest and other income credited will not be taxable unless certain withdrawals are made (or are deemed to be made) from the Policy prior to the death of the Insured, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are “adequately diversified” in accordance with U.S. Treasury Department (“Treasury”) regulations, and (2) we, rather than you, are considered the Owner of the assets of the Separate Account for federal income tax purposes.
The Code also recognizes a Cash Value Accumulation Test, which does not limit Premiums paid, but requires the Policy to provide a minimum death benefit in relation to the policy value, depending on the Insured’s age, gender, and risk classification. We do not apply this test to the Policy.
Investments in the Separate Account Must be Diversified.  For your Policy to be treated as a life insurance contract for federal income tax purposes, the investments of the Separate Account must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the policy value over the Premium Payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the Treasury regulations so that the Separate Account will be considered “adequately diversified.”
Restriction on Investment Options.  Federal income tax law limits your right to choose particular investments for the Policy. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate policy values among the Sub-Accounts may exceed those limits. If so, you would be treated as the Owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing Policies. We reserve the right to modify the Policy without your consent to try to prevent the tax law from considering you as the Owner of the assets of the Separate Account.
No Guarantees Regarding Tax Treatment.  We make no guarantee regarding the tax treatment of any life insurance policy or of any transaction involving a life insurance policy. However, the remainder of this discussion assumes that your Policy will be treated as a life insurance contract for federal income tax purposes and that the tax law will not impose tax on any increase in your policy value until there is a distribution from your Policy.
Tax Treatment of Life Insurance Death Benefit Proceeds.  In general, the amount of the death benefit payable from a life insurance policy because of the death of the Insured is excludable from gross income. Certain transfers of the Policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied to one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit, which will be excludable from the Beneficiary’s income, and amounts attributable to interest (accruing after the Insured’s death) which will be includible in the Beneficiary’s income.
Tax Deferral During Accumulation Period.  Under existing provisions of the Code, except as described below, any increase in your policy value is generally not taxable to you unless amounts are received (or are deemed to be received) from the Policy prior to the Insured’s death. If there is a total withdrawal from the Policy, the Surrender Value will be includible in your income to the extent the amount received exceeds the “investment in the contract.” (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the Owner.) The “investment in the contract” generally is the aggregate amount of Premium Payments and other consideration paid for the Policy, less the aggregate amount received previously to the extent such amounts received were excludable from gross income. Whether Partial Surrenders (or other amounts deemed to be distributed) from the Policy constitute income to you depends, in part, upon whether the Policy is considered a MEC for federal income tax purposes.

Policies That Are MECs
Characterization of a Policy as a Modified Endowment Contract (“MEC”).  A MEC is a life insurance policy that meets the requirements of Section 7702 and fails the “7-Pay Test” of 7702A of the Code. Your Policy will be classified as a MEC if Premiums are paid more rapidly than allowed by the “7-Pay Test,” a test that compares actual paid Premium in the first seven years against a pre-determined Premium amount as defined in 7702A of the Code. Your Policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if your Policy initially is not a MEC, it may in certain circumstances become a MEC. The circumstances under which your Policy may become a MEC include a material change to your Policy (within the meaning of tax law), a Policy Lapse and reinstatement more than 90 days following the lapse, or a withdrawal or a reduction in the death benefit during the first seven Policy Years.
Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs.  If your Policy is a MEC, withdrawals from your Policy will be treated first as withdrawals of income and then as a recovery of Premium Payments. Thus, withdrawals will be includible in income to the extent the policy value exceeds the investment in your Policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) of any portion of your policy value, and any monthly charge for additional benefits that are not qualified additional benefits, as a withdrawal of such amount or portion. The investment in your Policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.
Penalty Taxes Payable on Withdrawals.  A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy). None of the penalty tax exceptions apply to a taxpayer who is not an individual.
Special Rules if You Own More than One MEC.  In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.
Policies That Are Not MECs
Tax Treatment of Withdrawals.  If your Policy is not a MEC, the amount of any withdrawal from the Policy will generally be treated first as a non-taxable recovery of Premium Payments and then as income from the Policy. Thus, a withdrawal from your Policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the Policy immediately before the withdrawal.
Certain Distributions Required by the Tax Law in the First 15 Policy Years.  Section 7702 places limitations on the amount of Premium Payments that may be made and the policy values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the Policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.
Tax Treatment of Loans.  If your Policy is not a MEC, a loan you receive under the Policy is generally treated as your Indebtedness. As a result, no part of any loan constitutes income to you so long as the Policy remains in force. Nevertheless, in those situations where the interest rate credited to the Loan Account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If your Policy lapses (or if all policy value is withdrawn or exchanged to a new policy in a tax-free policy exchange)

when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income. Before purchasing a Policy that includes the Overloan Protection Rider, you should note that if you elect to exercise the Overloan Protection Rider at any time during your Policy's life, such exercise could be deemed to result in a taxable distribution of the outstanding loan balance. You should consult a tax advisor prior to exercising the Overloan Protection Rider to determine the tax consequences of such exercise.
Other Considerations
Insured Lives Past Age 100.  If the Insured survives beyond the end of the mortality table, which is used to measure charges for the Policy and which ends at age 100, and an option 1 death benefit is in effect, in some circumstances the policy value may equal or exceed the Specified Amount level death benefit. Thus, the policy value may equal the Death Benefit Proceeds. In such a case, we believe your Policy will continue to qualify as life insurance for federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the Accumulation Value in the year the Insured attains age 100.
Compliance with the Tax Law.  We believe that the maximum amount of Premium Payments we have determined for the Policies will comply with the federal tax definition of life insurance. We will monitor the amount of Premium Payments, and, if the Premium Payments during a Policy Year exceed those permitted by the tax law, we will refund the excess Premiums within 60 days of the end of the Policy Year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We may accept alternate instructions from you to prevent your Policy from becoming a MEC. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the Policy with the federal tax definition of life insurance.
Disallowance of Interest Deductions.  Interest on Policy Loan Indebtedness is not deductible.
If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the Beneficiary of a policy issued after June 8, 1997, a portion of the interest on Indebtedness unrelated to the Policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the Policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% Owner of the entity and the Owner’s spouse at the time first covered by the Policy.
Employer-Owned Contracts. In the case of an “employer-owned life insurance contract” as defined in the tax law that is issued (or deemed to be issued) after August 17, 2006, the portion of the death benefit excludable from gross income generally will be limited to the premiums paid for the contract. However, this limitation on the death benefit exclusion will not apply if certain notice and consent requirements are satisfied and one of several exceptions is satisfied. These exceptions include circumstances in which the death benefit is payable to certain heirs of the Insured to acquire an ownership interest in a business, or where the contract covers the life of a director or an Insured who is “highly compensated” within the meaning of the tax law. These rules, including the definition of an employer-owned life insurance contract, are complex, and you should consult with your advisors for guidance as to their application.
Federal Income Tax Withholding.  We will withhold and remit to the IRS a part of the taxable portion of each distribution made under your Policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.
Unearned Income Medicare Contribution. Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income,” or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of any annuitized distributions that you take from your Policy, but does not apply to any lump sum distribution, Full Surrender, or other non-annuitized distribution. The tax is effective for tax years beginning after December 31, 2012. Please consult your tax advisor to determine whether any distributions you take from your Policy are subject to this tax.
Changes in the Policy or Changes in the Law.  Changing the Owner, exchanging your Policy, and other changes under your Policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Fair Market Value of Your Policy
It is sometimes necessary for tax and other reasons to determine the “value” of your Policy. The value can be measured differently for different purposes. It is not necessarily the same as the Accumulation Value or the Net Accumulation Value. You, as the Owner, should consult with your advisors for guidance as to the appropriate methodology for determining the fair market value of your Policy.
Tax Status of Lincoln Life
Under existing federal income tax laws, the Company does not pay tax on investment income and realized capital gains of the Separate Account. However, the Company does expect, to the extent permitted under Federal tax law, to claim the benefit of the foreign tax credit as the Owner of the assets of the Separate Account. Lincoln Life does not expect that it will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.
RESTRICTIONS ON FINANCIAL TRANSACTIONS
In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Premium Payment and/or freeze an Owner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders, loans, assignments, Beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the Owner, and held in that account until instructions are received from the appropriate regulator. We also may be required to provide additional information about an Owner's account to government regulators.
Also, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC determines if an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or is not reasonably practicable to determine the value of the Variable Account's net assets (d) if, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we may delay payment of any transfer, Partial Surrender, Full Surrender, or death benefit from a money market Sub-Account until the fund is liquidated, or (e) during any other period when the SEC, by order, so permits for the protection of the Owner.
LEGAL PROCEEDINGS
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
FINANCIAL STATEMENTS
The December 31, 2014 financial statements of the Separate Account and the December 31, 2014 consolidated financial statements of the Company are located in the SAI.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Additional information about Lincoln Life, the Separate Account and your Policy may be found in the Statement of Additional Information (SAI).
Contents of the SAI
GENERAL INFORMATION
Lincoln Life
Capital Markets
Registration Statement
Changes of Investment Policy
Principal Underwriter
Disaster Plan
Advertising & Ratings
Unclaimed Property
SERVICES
Independent Registered Public Accounting Firm
Accounting Services
Checkbook Service for Disbursements

POLICY INFORMATION
Case Exceptions
Assignment
Change of Ownership
Beneficiary
Right to Convert Contract
Change of Plan
Settlement Options
Deferral of Payments
Incontestability
Misstatement of Age or Gender
Suicide
ADDITIONAL INFORMATION ABOUT CHARGES
Surrender Charges
PERFORMANCE DATA
FINANCIAL STATEMENTS
Separate Account
Company
The SAI may be obtained, at no cost to you, by contacting our Administrative Office at the address or telephone number listed on the first page of this prospectus. Your SAI will be sent to you via first class mail within three business days of your request. You may make inquiries about your Policy to this same address and telephone number.
You may request personalized illustrations of death benefits and policy values from your financial advisor without charge.
You may review or copy this prospectus, the SAI, or obtain other information about the Separate Account at the Securities and Exchange Commission’s Public Reference Room. You should contact the SEC at (202) 551-8090 to obtain information regarding days and hours the reference room is open. You may also view information at the SEC’s Internet site, http://www.sec.gov. Copies of information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, NE, Washington, D.C. 20549-0102.
This prospectus, the Underlying Funds' prospectuses, and the SAI are also available on our internet site, www.LincolnFinancial.com
Lincoln Life Flexible Premium Variable Life Account M
1933 Act Registration No. 333-111137
1940 Act Registration No. 811-08557
End of Prospectus

GLOSSARY OF TERMS
The following terms may appear in your prospectus and are defined below:
7-Pay Test—A test that compares actual paid Premium in the first seven years against a pre-determined Premium amount as defined in 7702A of the Code.
1933 Act—The Securities Act of 1933, as amended.
1940 Act—The Investment Company Act of 1940, as amended.
Accumulation Value (Total Account Value)—An amount equal to the sum of the Fixed Account Value, the Separate Account Value, and the Loan Account Value.
Administrative Fee—The fee which compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including Premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.
Beneficiary—The person designated to receive the Death Benefit Proceeds.
Cash Value Accumulation Test—A provision of the Code that requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the net single Premium required to fund the future benefits under the Policy.
Code—Internal Revenue Code of 1986, as amended.
Cost of Insurance Charge—This charge is the portion of the Monthly Deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value. It is determined by multiplying the Policy's Net Amount at Risk by the Cost of Insurance Rate.
Death Benefit Proceeds—The amount payable to the Beneficiary upon the death of the Insured, based upon the death benefit option in effect. Loans, loan interest, Partial Surrenders, and overdue charges, if any, are deducted from the Death Benefit Proceeds prior to payment. Riders may impact the amount payable as Death Benefit Proceeds in your Policy.
Fixed Account—An allocation option under the Policy, which is a part of our General Account, to which we credit a guaranteed minimum interest rate.
Fixed Account Value—An amount equal to the value of amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or Partial Surrenders.
Full Surrender—The withdrawal of all policy values.
Grace Period—The period during which you may make Premium Payments (or repay Indebtedness) to prevent Policy Lapse. That period is the later of (a) 31 days after the notice was mailed, and (b) 61 days after the Monthly Anniversary Day on which the Policy enters the Grace Period.
Guideline Premium Test—A provision of the Code under which the maximum amount of Premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value is determined.
Indebtedness—The sum of all outstanding loans and accrued interest.
Insured—The person on whose life the Policy is issued.
Lapse Notice—Written notice to you (or any assignee of record) that your Policy will terminate unless we receive payment of Premiums (or payment of Indebtedness on Policy Loans). The notice will state the amount of Premium Payment (or payment of Indebtedness on Policy Loans) that must be paid to avoid termination of your Policy.
Loan Account (Loan Collateral Account)—The account in which policy Indebtedness accrues once it is transferred out of the Sub-Accounts and/or the Fixed Account. The Loan Account is part of our General Account.
Loan Account Value—An amount equal to any outstanding Policy Loans, including any interest charged on the loans. This amount is held in the Company's General Account.
Market Timing Procedures—Policies and procedures from time to time adopted by us as an effort to protect our Owners and the funds from potentially harmful trading activity.
Modified Endowment Contract (MEC)—A life insurance policy that meets the requirements of Section 7702 and fails the “7-Pay Test” of 7702A of the Code. If the policy is a MEC, withdrawals from your

Policy will be treated first as withdrawals of income and then as a recovery of Premium Payments.
Monthly Anniversary Day—The Policy Date and the same day of each month thereafter. If the day that would otherwise be a Monthly Anniversary Day is non-existent for that month, or is not a Valuation Day, then the Monthly Anniversary Day is the next Valuation Day. The Monthly Deductions are made on the Monthly Anniversary Day.
Monthly Deduction—The amount of the monthly charges for the Cost of Insurance Charge, the Administrative Fee, and charges for riders to your Policy.
Net Accumulation Value—An amount equal to the Accumulation Value less the Loan Account Value.
Net Amount at Risk—The death benefit minus the greater of zero or the Accumulation Value. The Net Amount at Risk may vary with investment performance, Premium Payment patterns, and charges.
Net Premium Payment—An amount equal to the Premium Payment, minus the Premium Load.
Owner—The person or entity designated as Owner in the Policy Specifications unless a new Owner is thereafter named, and we receive written notification of such change.
Partial Surrender—A withdrawal of a portion of your policy values.
Planned Premium—The amount of periodic Premium (as shown in the Policy Specifications) you have chosen to pay the Company on a scheduled basis. This is the amount for which we send a Premium reminder notice.
Policy Anniversary—The same date (month and day) each Policy Year equal to the Policy Date, or the next Valuation Day if the Policy Anniversary is not a Valuation Day or is nonexistent for the year.
Policy Date—The date (shown on the Policy Specification pages) on which life insurance begins if the necessary Premium has been paid.
Policy Loan—The amount you have borrowed against the Surrender Value of your Policy.
Policy Loan Interest—The charge made by the Company to cover the cost of your borrowing against your Policy.
Policy Lapse—The day on which coverage under the Policy ends as described in the Grace Period.
Policy Month— The period from one Monthly Anniversary Day up to, but not including, the next Monthly Anniversary Day.
Policy Specifications— The pages of the Policy which show your benefits, Premium, costs, and other policy information.
Policy Year—Twelve month period(s) beginning on the Policy Date and extending up to but not including the next Policy Anniversary.
Premium (Premium Payment)—The amount paid to us for a life insurance policy.
Premium Load—A deduction from each Premium Payment which covers certain policy-related state and federal tax liabilities as well as a portion of the sales expenses incurred by the Company.
Reduction in Specified Amount—A decrease in the Specified Amount of your Policy.
Right to Examine Period—The period during which the Policy may be returned to us for cancellation.
SAI—Statement of Additional Information.
SEC—The Securities and Exchange Commission.
Separate Account Value (Variable Accumulation Value)—An amount equal to the values in the Sub-Accounts.
Specified Amount (Initial Specified Amount)—The amount chosen by you which is used to determine the amount of death benefit and the amount of rider benefits, if any. The Specified Amount chosen at the time of issue is the “Initial Specified Amount”. The Specified Amount may be increased or decreased after issue if allowed by and described in the Policy.
Sub-Account(s)—Divisions of the Separate Account created by the Company to which you may allocate your Net Premium Payments and among which you may transfer Separate Account Values.
Surrender Charge—The charge we may make if you request a Full Surrender of your Policy or request a Reduction in Specified Amount. The Surrender Charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. A schedule of Surrender Charges is included in each Policy.

Surrender Value—An amount equal to the Net Accumulation Value less any applicable Surrender Charge, less any accrued loan interest not yet charged.
Underlying Fund—The mutual fund the shares of which are purchased for all amounts you allocate or transfer to a Sub-Account.
Valuation Day—Each day on which the New York Stock Exchange is open and trading is unrestricted.
Valuation Period—The time between Valuation Days.
Variable Accumulation Unit—A unit of measure used in the calculation of the value of each Sub-Account.

SAI 2

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Dated May 1, 2015
Relating to Prospectus Dated May 1, 2015 for
Lincoln VULONE2005 product
Lincoln Life Flexible Premium Variable Life Account M, Registrant
The Lincoln National Life Insurance Company, Depositor
The SAI is not a prospectus. The SAI provides you with additional information about Lincoln Life, the Separate Account and your Policy. It should be read in conjunction with the product prospectus.
A copy of the product prospectus may be obtained without charge by writing to our Administrative Office:
Customer Service Center
One Granite Place
Concord, NH 03301
or by telephoning (800) 487-1485, and requesting a copy of the Lincoln VULONE2005 product prospectus.
TABLE OF CONTENTS OF THE SAI
1

GENERAL INFORMATION
Lincoln Life
The Lincoln National Life Insurance Company (“Lincoln Life”, “the Company”, “we”, “us”, “our”) (EIN 35-0472300), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance policies and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to Owners under the policies. Death Benefit Proceeds and rider benefits, to the extent those proceeds and benefits exceed the then current Accumulation Value of your Policy, are backed by the claims-paying ability of Lincoln Life.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Lincoln Life is subject to the laws of Indiana governing insurance companies and to regulation by the Indiana Department of Insurance (“Insurance Department”). An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year along with the Company’s financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Insurance Department. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our General Account. In general, those laws and regulations determine the amount and type of investments which we can make with General Account assets. Such regulation does not, however, involve any supervision of management practices or policies, or our investment practices or policies.
A blanket bond with a per event limit of $50 million and an annual policy aggregate limit of $100 million covers all of the officers and employees of the Company.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors – the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
Registration Statement
A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statement, its amendments and exhibits, contain information beyond that found in the prospectus and the SAI. Statements contained in the prospectus and the SAI as to the content of policies and other legal instruments are summaries.
Changes of Investment Policy
We may change the investment policy of the Separate Account at any time. If required by the Insurance Commissioner, we will file any such change for approval with the Department of Insurance in our state of domicile, and in any other state or jurisdiction where this Policy is issued.
2

If an Owner objects, his or her Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by us on the life of the Insured. The Owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. We will not require evidence of insurability for this conversion. The new Policy will not be affected by the investment experience of any separate account. The new Policy will be for an amount of insurance equal to or lower than the amount of the death benefit of the current Policy on the date of the conversion.
Principal Underwriter
Lincoln Financial Distributors, Inc. (“LFD”), 130 North Radnor Chester Road, Radnor, PA 19087, is the principal underwriter for the policies, which are offered continuously. LFD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). The principal underwriter has overall responsibility for establishing a selling plan for the policies. LFD received $157,301,781 in 2014, $121,678,619 in 2013 and $46,545,327 in 2012 for the sale of policies offered through the Separate Account. LFD retains no underwriting commissions from the sale of the policies.
Disaster Plan
Lincoln's business continuity and disaster recovery strategy employs system and telecommunication accessibility, system back-up and recovery, and employee safety and communication. The plan includes documented and tested procedures that will assist in ensuring the availability of critical resources and in maintaining continuity of operations during an emergency situation.
Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or its policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the Policy and do not refer to the performance of the Policy, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our policies. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best, Fitch, and Standard & Poor’s. Our financial strength ratings, which are intended to measure our ability to meet Owners obligations, are an important factor affecting public confidence in most of our policies and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our policies as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index. The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”).  Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”).  The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).  S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track
3

general market performance.  S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors.  The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds.  S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index.  S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be.  S& P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC is not an investment advisor.  Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN.  S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased Insureds and policy or contract holders where a valid claim has not been made. We have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating Beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws and considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in our practices and procedures for the identification of escheatable funds and Beneficiaries, which would impact claim payments and reserves, among other consequences.
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SERVICES
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) our financial statements of the Lincoln Life Flexible Premium Variable Life Account M as of December 31, 2014 and for the year then ended and the statement of changes in net assets for each of the years in the two year period ended December 31, 2014; and b) our consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP’s reports, given on their authority as experts in accounting and auditing.
Accounting Services
All accounts, books, records and other documents which are required to be maintained for the Separate Account are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the Separate Account. No separate charge against the assets of the Separate Account is made by us for this service.
Checkbook Service for Disbursements
We offer a checkbook service in which the Death Benefit Proceeds are transferred into an interest-bearing account, in the Beneficiary’s name as Owner of the account. Your Beneficiary has quick access to the proceeds and is the only one authorized to transfer proceeds from the account. This service allows the Beneficiary additional time to decide how to manage Death Benefit Proceeds with the balance earning interest from the day the account is opened.
POLICY INFORMATION
Corporate and Group Purchasers and Case Exceptions
This Policy is available for purchase by corporations and other groups or sponsoring organizations on a multiple-life case basis. We reserve the right to reduce Premium Loads or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including but not limited to, the number of lives to be insured, the total Premiums expected to be paid, total assets under management for the Owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the individual Policies and any other circumstances which we believe to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by us on a uniform case basis. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Owners invested in the Separate Account.
Assignment
While the Insured is living, you may assign your rights in the Policy, including the right to change the Beneficiary designation. The assignment must be in writing, signed by you and recorded at our Administrative Office. We will not be responsible for any assignment that is not submitted for recording, nor will we be responsible for the
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sufficiency or validity of any assignment. Any assignment is subject to any Indebtedness owed to Lincoln Life at the time the assignment is recorded and any interest accrued on such Indebtedness after we have recorded any assignment.
Once recorded, the assignment remains effective until released by the assignee in writing. As long as an effective assignment remains outstanding, the Owner will not be permitted to take any action with respect to the Policy without the consent of the assignee in writing.
Change of Ownership
As long as the Insured is living, you may name a new Owner by recording a change in ownership in writing at our Administrative Office. The change will be effective as of the date of the latest signature in Good Order. We may require that the Policy be submitted to us for endorsement before making a change.
Beneficiary
The Beneficiary is initially designated on the application and is the person who will receive the Death Benefit Proceeds payable. Multiple Beneficiaries will be paid in equal shares, unless otherwise specified to the Company.
You may change the Beneficiary at any time while the Insured is living, except when we have recorded an assignment of your Policy or an agreement not to change the Beneficiary. Any request for a change in the Beneficiary must be in writing, signed by you, and recorded at our Administrative Office. If the Owner has not reserved the right to change the Beneficiary, such a request requires the consent of the Beneficiary. The change will be effective as of the date of the latest signature in Good Order.
If any Beneficiary dies before the Insured, the Beneficiary’s potential interest shall pass to any surviving Beneficiaries, unless otherwise specified to the Company. If no named Beneficiary survives the Insured, any Death Benefit Proceeds will be paid to you, as the Owner, or to your executor, administrator or assignee.
Right to Convert Contract
You may at any time transfer 100% of the Policy's Accumulation Value to the General Account and choose to have all future Premium Payments allocated to the General Account. After you do this, the minimum period the Policy will be in force will be fixed and guaranteed. The minimum period will depend on the amount of Accumulation Value, the Specified Amount, the sex, attained age and rating class of the Insured at the time of transfer. The minimum period will decrease if you choose to surrender the Policy or make a Partial Surrender. The minimum period will increase if you choose to decrease the Specified Amount, make additional Premium Payments, or we credit a higher interest rate or charge a lower cost of insurance rate than those guaranteed for the General Account.
Change of Plan
Your Policy may be exchanged for another issued by the Company only if the Company consents to the exchange and all requirements for the exchange, as determined by the Company, are met. Your request for exchange must be in writing.
Settlement Options
You may elect or change a settlement option while the Insured is alive. If you have not irrevocably selected a settlement option, the Beneficiary may elect to change the settlement option within 90 days after the Insured dies. If no settlement option is selected, the Death Benefit Proceeds will be paid in a lump sum.
If you assign your Policy as collateral security, we will pay any amount due the assignee in one lump sum. We will pay any remaining Death Benefit Proceeds as elected.
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Your written request to elect, change, or revoke a settlement option must be received in our Administrative Office before payment of the lump sum or any settlement option is initiated. The first payment of the settlement option selected will become payable on the date proceeds are settled. Payments after the first payment will be made on the first day of each month. Once payments have begun, the Policy cannot be surrendered and neither the payee nor the settlement option may be changed.
You have at least four settlement options:
1)	an annuity for the lifetime of the payee;
2)	an annuity for the lifetime of the payee, with monthly payments guaranteed for 60, 120, 180, or 240 months;
3)	monthly payments for a stated number of years, at least five but no more than thirty; or
4)	payment of a maximum of 3% interest annually on the sum left on deposit.
We may offer you or your Beneficiary additional settlement options in the future.
Deferment of Payments
Amounts payable as a result of loans, Surrenders or Partial Surrenders will be paid within seven calendar days of our receipt of such a request in a form acceptable to us. We may defer payment or transfer from the Fixed Account up to six months at our option. If we exercise our right to defer any payment from the Fixed Account, interest will accrue and be paid (as required by law) from the date you would otherwise have been entitled to receive the payment. We will not defer any payment used to pay Premiums on policies with us.
Incontestability
The Company will not contest your Policy or payment of the Death Benefit proceeds based on the Initial Specified Amount, or an increase in the Specified Amount requiring evidence of insurability, after your Policy or increase has been in force for two years from Date of Issue or increase (in accordance with state law).
Misstatement of Age or Gender
If the age or gender of the Insured has been misstated, benefits will be adjusted based on the following values:
1)	the net amount at risk at the time of the Insured’s death;
2)	the ratio of the monthly cost of insurance applied in the Policy Month of death to the monthly cost of insurance that should have been applied at the true age and gender in the Policy Month of death; and
3)	the Accumulation Value at the time of the Insured’s death.
The amount of Death Benefit Proceeds will be 1. multiplied by 2. and then the result added to 3.
Suicide
If the Insured dies by suicide, while sane or insane, within two years from the Date of Issue, the Company will pay no more than the sum of the Premiums paid, less any Indebtedness and the amount of any Partial Surrenders. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, the Company will pay no more than a refund of the monthly charges for the cost of the increased amount. This time period could be less depending on the state of issue.
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ADDITIONAL INFORMATION ABOUT CHARGES
Surrender Charges
The initial maximum Surrender Charge is calculated as (a) plus (b), with that result not to exceed (c), minus (d), where
(a)	is 1.25 times the current rate net level Premium for the Specified Amount of insurance, calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest;
(b)	is $10 per $1000 of Specified Amount;
(c)	is $50 per $1000 of Specified Amount; and
(d)	is the excess of the first policy year per thousand monthly deductions over the average of the per thousand monthly deductions in policy years 2 through 20.
Algebraically, this formula is equivalent to Min{a+b,c} -d.
The maximum Surrender Charge decreases from its initial amount during the first 15 years. In general terms, the initial maximum Surrender Charge is amortized in proportion to a 20 year life contingent annuity due. In formulas, the maximum Surrender Charge at a point in time “t” years after issue is (a) times (b), where
(a)	is the initial maximum Surrender Charge; and
(b)	is the ratio of a life contingent annuity due beginning at time t and ending 20 years after issue, divided by a life contingent annuity due beginning at issue and ending 20 years after issue, both calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest.
The actual Surrender Charge may be less than the maximum Surrender Charge, and is included in each policy. No Surrender Charge is applied in the 16th Policy Year or beyond.
PERFORMANCE DATA
Performance data may appear in sales literature or reports to Owners or prospective buyers.
Past performance cannot guarantee comparable future results. Performance data reflects the time period shown on a rolling monthly basis and is based on Sub-Account level values adjusted for your Policy’s expenses.
Data reflects:
•	an annual reduction for fund management fees and expenses, and
•	a policy level mortality and expense charge applied on a daily equivalent basis, but
•	no deductions for additional policy expenses (i.e., Premium Loads, Administrative Fees, and Cost of Insurance Charges), which, if included, would have resulted in lower performance.
These charges and deductions can have a significant effect on policy values and benefits. Ask your financial representative for a personalized illustration reflecting these costs.
Sub-Account performance figures are historical and include change in share price, reinvestment of dividends and capital gains and are net of the asset management expenses that can be levied against the Sub-Account.
The Average Annual Returns in the table below are calculated in two ways, one for Money Market Sub-Account, one for all other Sub-Accounts. Both are according to methods prescribed by the SEC.
Money Market Sub-Account:
The Average Annual Return is the income generated by an investment in the Money Market Sub-Account over a seven-day period, annualized. The process of annualizing results when the amount of income generated by the
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investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.
The Money Market Sub-Account’s return is determined by:
a)	calculating the change in unit value for the base period (the 7-day period ended December 31, of the previous year); then
b)	dividing this figure by the unit value at the beginning of the period; then
c)	annualizing this result by the factor of 365/7.
Other Sub-Accounts:
The Average Annual Return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:
P(1 + T)n = ERV
Where:	P = a hypothetical initial purchase payment of $1,000
T = average annual total return for the period in question
N = number of years
ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 3-year, 5-year, or 10-year period in question (or fractional period thereof)
The formula assumes that:
(1)	all recurring fees have been charged to the Owner’s accounts; and
(2)	there will be a complete redemption upon the anniversary of the 1-year, 3-year, 5-year, or 10-year period in question.
In accordance with SEC guidelines, we report Sub-Account performance back to the first date that the fund became available, which could pre-date its inclusion in this product. Where the length of the performance reporting period exceeds the period for which the fund was available, Sub-Account performance will show an “N/A”.
FINANCIAL STATEMENTS
The December 31, 2014 financial statements of the Separate Account and the December 31, 2014 consolidated financial statements of the Company follow.
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